UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Value Strategies Fund

(A Class of Fidelity® Advisor
Value Strategies Fund)

February 28, 2006

SOI-QTLY-0406

1.814094.101

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.3%
Auto Components - 0.3%
BorgWarner, Inc.	59,500	$3,318
Lear Corp. (d)	90,000	1,877
		5,195
Automobiles - 0.3%
Monaco Coach Corp.	120,600	1,726
Nissan Motor Co. Ltd.	301,397	3,468
		5,194
Diversified Consumer Services - 0.1%
Service Corp. International (SCI)	221,000	1,757
Hotels, Restaurants & Leisure - 4.6%
Applebee's International, Inc.	90,100	2,085
Brinker International, Inc.	244,300	10,175
Carnival Corp. unit	248,800	12,851
CBRL Group, Inc.	52,900	2,350
Domino's Pizza, Inc.	251,000	6,401
Gaylord Entertainment Co. (a)	12,800	572
Outback Steakhouse, Inc.	258,500	10,808
Rare Hospitality International, Inc. (a)	62,000	1,984
Royal Caribbean Cruises Ltd.	359,200	15,826
WMS Industries, Inc. (a)(d)	683,200	19,847
		82,899
Household Durables - 1.4%
Jarden Corp. (a)	141,600	4,247
Leggett & Platt, Inc.	304,800	7,157
Matsushita Electric Industrial Co. Ltd.	145,000	3,061
Newell Rubbermaid, Inc.	241,400	6,004
Sony Corp. sponsored ADR	47,800	2,241
The Stanley Works	61,700	3,094
		25,804
Leisure Equipment & Products - 1.6%
Brunswick Corp.	296,600	11,636
Eastman Kodak Co.	568,700	15,952
K2, Inc. (a)	222,600	2,538
		30,126
Media - 2.8%
CBS Corp. Class B	65,050	1,591
Clear Channel Communications, Inc.	339,900	9,619
E.W. Scripps Co. Class A	87,900	4,226
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Gannett Co., Inc.	168,500	$10,474
Lamar Advertising Co. Class A (a)	115,400	5,888
Live Nation, Inc. (a)	78,662	1,404
The New York Times Co. Class A	270,000	7,619
The Reader's Digest Association, Inc. (non-vtg.)	269,300	4,091
Tribune Co.	126,300	3,865
Viacom, Inc. Class B (non-vtg.)	62,550	2,499
		51,276
Multiline Retail - 1.2%
Big Lots, Inc. (a)	699,400	8,889
Family Dollar Stores, Inc.	474,800	12,212
		21,101
Specialty Retail - 3.3%
AnnTaylor Stores Corp. (a)	534,500	19,402
AutoZone, Inc. (a)	3,400	329
Best Buy Co., Inc.	49,500	2,666
Gap, Inc.	386,500	7,166
Hot Topic, Inc. (a)	240,000	3,163
OfficeMax, Inc.	240,600	7,057
Pier 1 Imports, Inc.	488,100	5,140
RadioShack Corp.	21,400	418
Sports Authority, Inc. (a)	192,800	7,055
Tiffany & Co., Inc.	203,600	7,560
		59,956
Textiles, Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc.	355,200	12,798
TOTAL CONSUMER DISCRETIONARY		296,106
CONSUMER STAPLES - 4.4%
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	269,100	5,288
Food & Staples Retailing - 1.7%
Kroger Co. (a)	213,100	4,271
Safeway, Inc.	1,061,700	25,810
		30,081
Food Products - 0.5%
Corn Products International, Inc.	198,500	5,352
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
McCormick & Co., Inc. (non-vtg.)	52,601	$1,727
TreeHouse Foods, Inc. (a)	115,980	2,615
		9,694
Household Products - 0.6%
Colgate-Palmolive Co.	196,200	10,689
Personal Products - 0.7%
Avon Products, Inc.	455,100	13,130
Tobacco - 0.6%
Altria Group, Inc.	142,700	10,260
TOTAL CONSUMER STAPLES		79,142
ENERGY - 7.0%
Energy Equipment & Services - 6.8%
Baker Hughes, Inc.	111,000	7,545
BJ Services Co.	187,900	5,883
Cooper Cameron Corp. (a)	266,400	10,789
ENSCO International, Inc.	106,700	4,768
FMC Technologies, Inc. (a)	202,100	9,483
GlobalSantaFe Corp.	94,700	5,241
Halliburton Co.	288,800	19,638
Helmerich & Payne, Inc.	106,400	6,998
Nabors Industries Ltd. (a)	44,600	2,941
National Oilwell Varco, Inc. (a)	287,000	17,473
Noble Corp.	84,100	6,216
Smith International, Inc.	323,300	12,521
Transocean, Inc. (a)	99,400	7,373
Weatherford International Ltd. (a)	157,000	6,770
		123,639
Oil, Gas & Consumable Fuels - 0.2%
Double Hull Tankers, Inc.	64,900	868
EXCO Resources, Inc.	36,000	461
Houston Exploration Co. (a)	38,600	2,233
		3,562
TOTAL ENERGY		127,201
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 13.5%
Capital Markets - 1.4%
Ameriprise Financial, Inc.	34,300	$1,560
Janus Capital Group, Inc.	307,800	6,750
Lehman Brothers Holdings, Inc.	18,900	2,758
Merrill Lynch & Co., Inc.	148,200	11,443
TD Ameritrade Holding Corp.	94,600	2,058
		24,569
Commercial Banks - 1.2%
Bank of America Corp.	93,000	4,264
UnionBanCal Corp.	78,500	5,424
Wachovia Corp.	224,600	12,593
		22,281
Diversified Financial Services - 0.3%
JPMorgan Chase & Co.	133,900	5,509
NETeller PLC (a)	45,400	599
		6,108
Insurance - 5.0%
AFLAC, Inc.	149,500	6,914
AMBAC Financial Group, Inc.	119,000	8,943
Endurance Specialty Holdings Ltd.	587,400	18,503
Genworth Financial, Inc. Class A (non-vtg.)	133,000	4,232
Hartford Financial Services Group, Inc.	55,200	4,547
MBIA, Inc.	159,000	9,340
MetLife, Inc.	103,700	5,197
Montpelier Re Holdings Ltd.	181,700	3,133
Prudential Financial, Inc.	72,800	5,609
Reinsurance Group of America, Inc.	23,400	1,082
Scottish Re Group Ltd.	148,300	3,708
The St. Paul Travelers Companies, Inc.	206,236	8,864
United America Indemnity Ltd. Class A (a)	254,600	5,792
Willis Group Holdings Ltd.	136,600	4,705
		90,569
Real Estate - 3.7%
Alexandria Real Estate Equities, Inc.	43,300	3,811
American Financial Realty Trust (SBI)	238,400	2,818
Apartment Investment & Management Co. Class A	78,300	3,469
Developers Diversified Realty Corp.	96,900	4,863
Digital Realty Trust, Inc.	37,100	1,024
Duke Realty Corp.	96,800	3,398
Equity Residential (SBI)	143,300	6,489
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate - continued
General Growth Properties, Inc.	166,800	$8,405
Kimco Realty Corp.	168,600	6,058
Pennsylvania (REIT) (SBI)	107,400	4,339
Reckson Associates Realty Corp.	103,600	4,237
SL Green Realty Corp.	54,300	4,719
The Mills Corp.	41,600	1,644
United Dominion Realty Trust, Inc. (SBI)	242,800	6,495
Vornado Realty Trust	54,400	4,841
		66,610
Thrifts & Mortgage Finance - 1.9%
Countrywide Financial Corp.	190,600	6,572
Fannie Mae	224,900	12,298
Freddie Mac	142,400	9,596
Hudson City Bancorp, Inc.	417,200	5,386
		33,852
TOTAL FINANCIALS		243,989
HEALTH CARE - 12.5%
Biotechnology - 1.4%
Cephalon, Inc. (a)	155,200	12,335
Charles River Laboratories International, Inc. (a)	204,800	9,902
MedImmune, Inc. (a)	85,300	3,113
		25,350
Health Care Equipment & Supplies - 4.1%
Baxter International, Inc.	823,000	31,145
Becton, Dickinson & Co.	151,900	9,699
Boston Scientific Corp. (a)	97,400	2,379
CONMED Corp. (a)	85,300	1,651
Dade Behring Holdings, Inc.	40,926	1,493
Fisher Scientific International, Inc. (a)	118,500	8,077
Hospira, Inc. (a)	46,800	1,858
Varian, Inc. (a)	311,300	12,421
Waters Corp. (a)	109,690	4,687
		73,410
Health Care Providers & Services - 5.9%
AmerisourceBergen Corp.	338,700	15,577
Community Health Systems, Inc. (a)	388,900	14,747
Emdeon Corp. (a)	358,400	3,778
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.	207,900	$9,958
Health Net, Inc. (a)	61,500	2,949
McKesson Corp.	321,500	17,403
Omnicare, Inc.	48,200	2,933
Quest Diagnostics, Inc.	313,800	16,591
Sunrise Senior Living, Inc. (a)	130,800	4,638
Triad Hospitals, Inc. (a)	118,100	5,085
Universal Health Services, Inc. Class B	272,700	13,698
		107,357
Pharmaceuticals - 1.1%
Schering-Plough Corp.	696,400	12,883
Teva Pharmaceutical Industries Ltd. sponsored ADR	163,100	6,849
Wyeth	22,700	1,130
		20,862
TOTAL HEALTH CARE		226,979
INDUSTRIALS - 8.0%
Aerospace & Defense - 0.6%
EADS NV	119,600	4,386
Honeywell International, Inc.	123,500	5,057
Precision Castparts Corp.	42,100	2,233
		11,676
Airlines - 0.4%
ACE Aviation Holdings, Inc. Class A (a)	45,000	1,327
Ryanair Holdings PLC sponsored ADR (a)	115,400	6,127
		7,454
Building Products - 1.1%
American Standard Companies, Inc.	80,700	3,194
Masco Corp.	509,100	15,879
		19,073
Commercial Services & Supplies - 1.5%
Aramark Corp. Class B	356,000	10,132
Cendant Corp.	42,500	706
Manpower, Inc.	87,200	4,677
Navigant Consulting, Inc. (a)	192,400	3,750
The Brink's Co.	146,700	7,184
		26,449
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.1%
Tyco International Ltd.	796,000	$20,529
Machinery - 1.8%
Albany International Corp. Class A	102,801	3,821
Briggs & Stratton Corp.	208,600	7,401
Deere & Co.	15,800	1,205
Harsco Corp.	47,200	3,766
Kennametal, Inc.	37,586	2,198
SPX Corp.	303,500	14,947
		33,338
Road & Rail - 1.3%
Canadian National Railway Co.	114,400	5,357
CSX Corp.	22,300	1,235
Laidlaw International, Inc.	542,392	14,970
Old Dominion Freight Lines, Inc. (a)	68,247	1,799
		23,361
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	6,100	176
Macquarie Infrastructure Co. Trust	71,531	2,475
		2,651
TOTAL INDUSTRIALS		144,531
INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 3.2%
ADC Telecommunications, Inc. (a)	324,842	8,225
Alcatel SA sponsored ADR (a)	321,700	4,343
Belden CDT, Inc.	854,285	22,023
Dycom Industries, Inc. (a)	613,400	13,096
Lucent Technologies, Inc. (a)	557,600	1,561
Motorola, Inc.	173,600	3,715
Nokia Corp. sponsored ADR	313,900	5,832
		58,795
Computers & Peripherals - 3.6%
Diebold, Inc.	72,600	2,904
Emulex Corp. (a)	116,900	2,081
Maxtor Corp. (a)	824,100	7,911
NCR Corp. (a)	267,600	10,728
Seagate Technology	577,900	15,355
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Sun Microsystems, Inc. (a)	451,500	$1,883
Western Digital Corp. (a)	1,093,100	24,321
		65,183
Electronic Equipment & Instruments - 6.2%
Agilent Technologies, Inc. (a)	474,900	17,096
Avnet, Inc. (a)	696,400	17,501
AVX Corp.	447,500	7,411
Celestica, Inc. (sub. vtg.) (a)	886,600	9,614
Flextronics International Ltd. (a)	1,547,000	16,692
Ingram Micro, Inc. Class A (a)	262,800	5,198
Mettler-Toledo International, Inc. (a)	112,200	6,795
Molex, Inc.	307,124	9,776
Solectron Corp. (a)	860,800	3,107
Symbol Technologies, Inc.	1,168,200	13,574
Tech Data Corp. (a)	75,900	3,152
Tektronix, Inc.	65,200	2,008
		111,924
IT Services - 2.2%
Accenture Ltd. Class A	67,200	2,195
Affiliated Computer Services, Inc. Class A (a)	186,600	11,741
Ceridian Corp. (a)	703,900	18,203
Hewitt Associates, Inc. Class A (a)	276,775	7,470
		39,609
Office Electronics - 1.5%
Xerox Corp. (a)	1,819,300	27,108
Semiconductors & Semiconductor Equipment - 4.6%
AMIS Holdings, Inc. (a)	178,200	1,536
Amkor Technology, Inc. (a)(d)	290,100	2,576
Applied Materials, Inc.	372,900	6,839
Applied Micro Circuits Corp. (a)	1,904,200	6,874
ASM International NV (Nasdaq) (a)	189,200	3,515
ASML Holding NV (NY Shares) (a)	536,100	11,087
DSP Group, Inc. (a)	65,900	1,773
Fairchild Semiconductor International, Inc. (a)	292,400	5,082
MKS Instruments, Inc. (a)	159,400	3,564
National Semiconductor Corp.	316,400	8,875
Omnivision Technologies, Inc. (a)(d)	828,400	21,124
Samsung Electronics Co. Ltd.	13,940	9,774
		82,619
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 1.7%
Activision, Inc. (a)	329,444	$4,118
Cadence Design Systems, Inc. (a)	293,200	5,204
Hyperion Solutions Corp. (a)	117,100	3,929
Interplay Entertainment Corp. warrants 3/30/06 (a)	675,385	0
Symantec Corp. (a)	255,200	4,310
Take-Two Interactive Software, Inc. (a)	255,150	3,975
THQ, Inc. (a)	393,058	9,433
		30,969
TOTAL INFORMATION TECHNOLOGY		416,207
MATERIALS - 4.5%
Chemicals - 2.5%
Albemarle Corp.	72,900	3,095
Ashland, Inc.	127,500	8,322
Celanese Corp. Class A	183,500	3,927
Chemtura Corp.	811,200	8,988
Cytec Industries, Inc.	193,900	10,343
Georgia Gulf Corp.	112,380	3,225
Israel Chemicals Ltd.	34,200	128
OM Group, Inc. (a)	73,200	1,553
Spartech Corp.	180,100	4,358
Valspar Corp.	71,500	1,890
		45,829
Containers & Packaging - 1.0%
Owens-Illinois, Inc. (a)	596,400	11,177
Packaging Corp. of America	279,700	6,380
		17,557
Metals & Mining - 1.0%
Alcan, Inc.	212,600	9,281
Alcoa, Inc.	262,100	7,685
Oregon Steel Mills, Inc. (a)	54,500	2,064
		19,030
TOTAL MATERIALS		82,416
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.3%
Alaska Communication Systems Group, Inc.	284,000	3,150
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.	282,700	$7,800
BellSouth Corp.	256,300	8,094
Citizens Communications Co.	336,900	4,498
Cogent Communications Group, Inc. (a)	288,700	2,064
Iowa Telecommunication Services, Inc.	260,801	4,616
NTELOS Holding Corp.	94,500	1,115
Philippine Long Distance Telephone Co. sponsored ADR	55,400	1,911
Verizon Communications, Inc.	236,200	7,960
		41,208
Wireless Telecommunication Services - 1.3%
ALLTEL Corp.	165,400	10,445
Dobson Communications Corp. Class A (a)	528,600	3,827
Sprint Nextel Corp.	367,400	8,829
		23,101
TOTAL TELECOMMUNICATION SERVICES		64,309
UTILITIES - 3.6%
Electric Utilities - 1.8%
Edison International	216,600	9,608
Entergy Corp.	96,800	7,019
Exelon Corp.	103,600	5,917
FPL Group, Inc.	82,900	3,476
PPL Corp.	228,700	7,273
		33,293
Independent Power Producers & Energy Traders - 1.2%
AES Corp. (a)	271,900	4,704
Constellation Energy Group, Inc.	67,100	3,941
NRG Energy, Inc. (a)	130,000	5,623
TXU Corp.	135,300	7,088
		21,356
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.6%
PG&E Corp.	180,300	$6,860
Public Service Enterprise Group, Inc.	65,200	4,524
		11,384
TOTAL UTILITIES		66,033
TOTAL COMMON STOCKS (Cost $1,569,272)		1,746,913
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	2,400	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $36)		0
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 4.57% (b)	75,738,734	75,739
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	27,175,600	27,176
TOTAL MONEY MARKET FUNDS (Cost $102,915)		102,915
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,672,223)		1,849,828
NET OTHER ASSETS - (2.1)%		(38,173)
NET ASSETS - 100%		$1,811,655
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$36
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$782
Fidelity Securities Lending Cash Central Fund	54
Total	$836
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $1,674,869,000. Net unrealized appreciation aggregated $174,959,000, of which $224,292,000 related to appreciated investment securities and $49,333,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2006

ASCF-QTLY-0406

1.797929.102

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.7%
Auto Components - 0.6%
Aftermarket Technology Corp. (a)	946,600	$20,541
Distributors - 0.6%
Prestige Brands Holdings, Inc.	1,809,251	20,227
Diversified Consumer Services - 2.2%
Jackson Hewitt Tax Service, Inc.	1,652,200	46,922
Regis Corp.	413,700	15,836
Steiner Leisure Ltd. (a)	240,900	10,270
		73,028
Hotels, Restaurants & Leisure - 3.6%
Applebee's International, Inc.	501,646	11,608
Boyd Gaming Corp.	446,400	19,521
Ctrip.com International Ltd. sponsored ADR	626,700	48,601
Domino's Pizza, Inc.	146,100	3,726
Penn National Gaming, Inc. (a)	541,841	18,791
Starbucks Coffee Japan Ltd. (d)	41,954	20,727
		122,974
Household Durables - 1.8%
Blount International, Inc. (a)	795,600	13,000
Jarden Corp. (a)	855,550	25,658
Samson Holding Ltd.	39,704,000	23,158
		61,816
Internet & Catalog Retail - 0.4%
Insight Enterprises, Inc. (a)	571,500	12,304
Media - 1.2%
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,222,400	16,942
Seek Ltd.	8,211,533	25,179
		42,121
Specialty Retail - 2.4%
Asbury Automotive Group, Inc. (a)	527,200	10,096
Big 5 Sporting Goods Corp.	103,800	2,262
Blacks Leisure Group PLC	43,750	427
Group 1 Automotive, Inc. (a)	258,300	9,888
Lithia Motors, Inc. Class A (sub. vtg.)	314,800	10,086
Pacific Sunwear of California, Inc. (a)	609,500	14,512
PETCO Animal Supplies, Inc. (a)	470,526	9,156
SAZABY, Inc.	261,400	7,348
Yamada Denki Co. Ltd.	150,000	16,048
		79,823
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 2.9%
Asics Corp.	4,000,000	$37,956
Fossil, Inc. (a)	475,000	8,085
Liz Claiborne, Inc.	640,900	23,092
Perry Ellis International, Inc. (a)	68,660	1,511
Quiksilver, Inc. (a)	1,800,000	26,100
		96,744
TOTAL CONSUMER DISCRETIONARY		529,578
ENERGY - 8.8%
Energy Equipment & Services - 4.0%
Basic Energy Services, Inc.	681,800	15,729
Global Industries Ltd. (a)	817,000	10,384
Hornbeck Offshore Services, Inc. (a)	506,363	16,285
Oil States International, Inc. (a)	28,700	991
Superior Energy Services, Inc. (a)	2,170,900	56,443
Universal Compression Holdings, Inc. (a)	796,300	34,838
		134,670
Oil, Gas & Consumable Fuels - 4.8%
Encore Acquisition Co. (a)	67,100	2,056
Forest Oil Corp. (a)	449,635	22,324
Houston Exploration Co. (a)	597,800	34,577
International Coal Group, Inc. (a)	1,685,700	14,413
KCS Energy, Inc. (a)	898,000	21,193
Petroleum Development Corp. (a)	399,500	17,182
Plains Exploration & Production Co. (a)	851,600	34,703
Western Canadian Coal Corp. (a)(e)	5,000,000	13,863
		160,311
TOTAL ENERGY		294,981
FINANCIALS - 11.9%
Commercial Banks - 1.4%
East West Bancorp, Inc.	561,000	21,144
Nara Bancorp, Inc.	133,636	2,335
Oriental Financial Group, Inc.	607,000	8,656
UCBH Holdings, Inc.	164,000	2,936
Wilshire Bancorp, Inc.	545,100	10,493
		45,564
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.7%
EuroBancshares, Inc. (a)(e)	1,036,004	$12,960
Marlin Business Services Corp. (a)	512,800	11,794
		24,754
Insurance - 8.7%
American Equity Investment Life Holding Co.	1,267,500	16,972
AmerUs Group Co. (d)	440,300	26,528
Aspen Insurance Holdings Ltd.	1,076,600	24,988
Endurance Specialty Holdings Ltd.	68,000	2,142
Hilb Rogal & Hobbs Co.	939,000	36,292
Montpelier Re Holdings Ltd.	335,800	5,789
Philadelphia Consolidated Holdings Corp. (a)	129,800	13,889
Platinum Underwriters Holdings Ltd.	1,156,570	35,414
Protective Life Corp.	587,000	28,616
Reinsurance Group of America, Inc.	530,800	24,539
Scottish Re Group Ltd.	189,800	4,745
StanCorp Financial Group, Inc.	687,200	37,178
United America Indemnity Ltd. Class A (a)	591,391	13,454
Universal American Financial Corp. (a)	1,397,836	21,177
		291,723
Real Estate - 0.3%
Education Realty Trust, Inc.	229,700	3,101
Windrose Medical Properties Trust	503,700	7,440
		10,541
Thrifts & Mortgage Finance - 0.8%
Doral Financial Corp.	319,500	3,566
Farmer Mac Class C (non-vtg.)	44,900	1,341
R&G Financial Corp. Class B	130,600	1,540
W Holding Co., Inc.	2,584,800	20,782
		27,229
TOTAL FINANCIALS		399,811
HEALTH CARE - 15.7%
Biotechnology - 0.7%
Invitrogen Corp. (a)	357,870	25,384
Health Care Equipment & Supplies - 6.3%
CONMED Corp. (a)	1,115,694	21,600
Cooper Companies, Inc.	730,400	38,324
DJ Orthopedics, Inc. (a)	608,300	21,218
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Fisher Scientific International, Inc. (a)(d)	1,073,400	$73,163
Kinetic Concepts, Inc. (a)	194,650	7,222
Medical Action Industries, Inc. (a)	476,054	11,273
Merit Medical Systems, Inc. (a)	698,192	9,949
Orthofix International NV (a)	691,281	28,688
		211,437
Health Care Providers & Services - 8.7%
Allied Healthcare International, Inc. (a)(e)	2,572,800	12,452
American Dental Partners, Inc. (a)	572,937	7,465
AmSurg Corp. (a)	1,090,400	23,891
Apria Healthcare Group, Inc. (a)	1,469,414	33,782
Coventry Health Care, Inc. (a)	589,200	35,128
LifePoint Hospitals, Inc. (a)	1,704,000	52,926
Omnicare, Inc.	64,600	3,931
Pediatrix Medical Group, Inc. (a)	243,800	23,010
RehabCare Group, Inc. (a)	402,800	8,129
Sierra Health Services, Inc. (a)	1,456,200	60,709
Universal Health Services, Inc. Class B	602,200	30,249
		291,672
TOTAL HEALTH CARE		528,493
INDUSTRIALS - 14.8%
Aerospace & Defense - 4.7%
Alliant Techsystems, Inc. (a)	925,110	70,697
BE Aerospace, Inc. (a)	2,107,826	50,567
DRS Technologies, Inc.	671,800	35,451
		156,715
Air Freight & Logistics - 0.8%
Pacer International, Inc.	894,900	28,503
Commercial Services & Supplies - 5.8%
Aramark Corp. Class B	743,600	21,163
Corrections Corp. of America (a)	570,591	24,541
FTI Consulting, Inc. (a)	1,318,100	36,828
SOURCECORP, Inc. (a)(e)	1,274,452	32,626
The Geo Group, Inc. (a)	452,200	10,220
Waste Connections, Inc. (a)	1,915,450	70,182
		195,560
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.6%
Genlyte Group, Inc. (a)	334,100	$20,674
Machinery - 0.7%
Actuant Corp. Class A	423,600	23,340
Marine - 1.0%
Alexander & Baldwin, Inc.	686,321	33,444
Road & Rail - 1.2%
Laidlaw International, Inc.	1,475,900	40,735
Universal Truckload Services, Inc.	16,300	402
		41,137
TOTAL INDUSTRIALS		499,373
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 2.4%
Belden CDT, Inc.	1,307,450	33,706
Black Box Corp.	180,200	8,610
Plantronics, Inc.	1,131,000	39,087
		81,403
Computers & Peripherals - 0.8%
Neoware Systems, Inc. (a)(e)	1,000,000	24,530
Phison Electronics Corp.	525,000	2,407
		26,937
Electronic Equipment & Instruments - 5.0%
Elec & Eltek International Co. Ltd.	1,086,000	2,997
FLIR Systems, Inc. (a)	690,283	17,837
Global Imaging Systems, Inc. (a)	914,936	33,029
INTOPS Co. Ltd. (e)	521,763	18,691
Measurement Specialties, Inc. (a)	351,199	8,576
Mercury Computer Systems, Inc. (a)(e)	1,299,968	22,411
Mettler-Toledo International, Inc. (a)	1,078,700	65,326
		168,867
Internet Software & Services - 0.3%
Fluxx AG (a)	381,000	5,450
j2 Global Communications, Inc. (a)	97,200	4,238
		9,688
IT Services - 7.5%
Affiliated Computer Services, Inc. Class A (a)	885,500	55,716
Alliance Data Systems Corp. (a)	884,100	38,246
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
CACI International, Inc. Class A (a)	504,400	$30,400
Computer Sciences Corp. (a)	723,000	39,288
Fidelity National Information Services, Inc.	911,500	36,141
Kanbay International, Inc. (a)	1,499,446	25,461
NCI, Inc. Class A	92,128	1,286
SI International, Inc. (a)(e)	640,470	20,854
Software Research Association (SRA)	256,900	5,131
		252,523
Semiconductors & Semiconductor Equipment - 2.1%
Q-Cells AG	332,200	33,744
Silicon Laboratories, Inc. (a)	777,600	37,309
		71,053
Software - 1.5%
Blackbaud, Inc.	1,221,800	22,359
EPIQ Systems, Inc. (a)	866,014	19,026
Open Solutions, Inc. (a)	311,500	8,457
		49,842
TOTAL INFORMATION TECHNOLOGY		660,313
MATERIALS - 5.4%
Chemicals - 1.0%
OM Group, Inc. (a)	582,300	12,351
RPM International, Inc.	1,054,300	19,020
The Nippon Synthetic Chemical Industry Co. Ltd.	101,000	416
		31,787
Containers & Packaging - 0.3%
Packaging Dynamics Corp. (e)	778,500	10,798
Metals & Mining - 4.0%
Cleveland-Cliffs, Inc. (d)	413,400	35,573
Compania de Minas Buenaventura SA sponsored ADR	1,236,500	32,421
Olympic Steel, Inc. (e)	530,500	13,984
Steel Dynamics, Inc.	391,800	18,023
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	1,074,900	34,799
		134,800
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Schweitzer-Mauduit International, Inc.	170,900	$4,392
TOTAL MATERIALS		181,777
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 0.3%
Premiere Global Services, Inc. (a)	955,700	7,846
Wireless Telecommunication Services - 3.2%
Investcom LLC GDR	1,736,300	30,125
Leap Wireless International, Inc. (a)	781,100	32,892
MTN Group Ltd.	4,619,600	44,920
		107,937
TOTAL TELECOMMUNICATION SERVICES		115,783
TOTAL COMMON STOCKS (Cost $2,795,662)		3,210,109
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f) (Cost $108)	7,200	-
Money Market Funds - 7.5%

Fidelity Cash Central Fund, 4.57% (b)	187,138,866	187,139
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	65,556,775	65,557
TOTAL MONEY MARKET FUNDS (Cost $252,696)		252,696
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $3,048,466)		3,462,805
NET OTHER ASSETS - (2.9)%		(97,245)
NET ASSETS - 100%		$3,365,560
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
(e)Affiliated company

(f)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$108
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$600
Fidelity Securities Lending Cash Central Fund	57
Total	$657
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Allied Healthcare International, Inc.	$15,437	$-	$-	$-	$12,452
BE Aerospace, Inc.	56,732	-	26,076	-	-
Candela Corp.	16,681	-	18,282	-	-
EuroBancshares, Inc.	10,116	3,269	-	-	12,960
INTOPS Co. Ltd.	-	18,099	-	-	18,691
Mercury Computer Systems, Inc.	6,474	20,254	-	-	22,411
Neoware Systems, Inc.	21,870	-	-	-	24,530
Olympic Steel, Inc.	11,247	-	-	16	13,984
Packaging Dynamics Corp.	7,979	-	-	51	10,798
SI International, Inc.	14,254	3,150	-	-	20,854
SOURCECORP, Inc.	27,238	6,042	-	-	32,626
Waste Connections, Inc.	95,740	-	28,774	-	-
Western Canadian Coal Corp.	-	15,281	-	-	13,863
TOTALS	$283,768	$66,095	$73,132	$67	$183,169
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $3,048,950,000. Net unrealized appreciation aggregated $413,855,000, of which $479,925,000 related to appreciated investment securities and $66,070,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2006

ATQG-QTLY-0406

1.797937.102

Showing Percentage of Net Assets

Investments February 28, 2006 (Unaudited)

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Hotels, Restaurants & Leisure - 1.0%
Ctrip.com International Ltd. sponsored ADR	2,000	$155,100
Jack in the Box, Inc. (a)	1,800	72,000
		227,100
Household Durables - 0.2%
Sony Corp. sponsored ADR	1,000	46,880
Internet & Catalog Retail - 0.6%
GSI Commerce, Inc. (a)(d)	9,200	146,740
Media - 0.3%
Getty Images, Inc. (a)	900	72,927
Multiline Retail - 0.8%
Target Corp.	3,300	179,520
Specialty Retail - 7.4%
Best Buy Co., Inc.	11,200	603,232
Circuit City Stores, Inc.	12,800	307,584
Staples, Inc.	23,650	580,371
Urban Outfitters, Inc. (a)	9,000	252,900
		1,744,087
Textiles, Apparel & Luxury Goods - 0.3%
Carter's, Inc. (a)	1,200	76,788
TOTAL CONSUMER DISCRETIONARY		2,494,042
CONSUMER STAPLES - 11.8%
Beverages - 1.9%
PepsiCo, Inc.	7,600	449,236
Food & Staples Retailing - 5.4%
CVS Corp.	4,500	127,485
Wal-Mart Stores, Inc.	16,500	748,440
Walgreen Co.	9,000	403,740
		1,279,665
Food Products - 0.6%
Global Bio-Chem Technology Group Co. Ltd.	246,000	139,522
Household Products - 3.2%
Colgate-Palmolive Co.	5,500	299,640
Procter & Gamble Co.	7,542	451,992
		751,632
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.7%
Avon Products, Inc.	6,200	$178,870
TOTAL CONSUMER STAPLES		2,798,925
ENERGY - 4.0%
Energy Equipment & Services - 2.5%
Halliburton Co.	8,000	544,000
National Oilwell Varco, Inc. (a)	914	55,644
		599,644
Oil, Gas & Consumable Fuels - 1.5%
Amerada Hess Corp.	900	124,479
BG Group PLC sponsored ADR	2,600	152,906
BP PLC sponsored ADR	1,000	66,420
		343,805
TOTAL ENERGY		943,449
FINANCIALS - 4.3%
Capital Markets - 1.4%
E*TRADE Securities Co. Ltd.	39	90,027
Harris & Harris Group, Inc. (a)	4,300	56,846
Nomura Holdings, Inc. sponsored ADR	10,100	194,829
		341,702
Commercial Banks - 0.7%
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	10,400	154,960
Consumer Finance - 0.8%
SLM Corp.	3,200	180,512
Insurance - 1.4%
American International Group, Inc.	4,000	265,440
Hartford Financial Services Group, Inc.	900	74,142
		339,582
TOTAL FINANCIALS		1,016,756
HEALTH CARE - 21.6%
Biotechnology - 2.6%
Affymetrix, Inc. (a)	2,400	85,224
Alnylam Pharmaceuticals, Inc. (a)	6,600	106,128
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc. (a)	5,500	$415,195
Arena Pharmaceuticals, Inc. (a)	200	3,542
		610,089
Health Care Equipment & Supplies - 3.4%
Baxter International, Inc.	3,100	117,335
C.R. Bard, Inc.	1,700	111,333
Medtronic, Inc.	6,500	350,675
SonoSite, Inc. (a)	2,400	96,864
St. Jude Medical, Inc. (a)	3,000	136,800
		813,007
Health Care Providers & Services - 2.5%
Acibadem Saglik Hizmetleri AS	10,000	105,023
McKesson Corp.	1,300	70,369
UnitedHealth Group, Inc.	7,120	414,598
		589,990
Pharmaceuticals - 13.1%
Allergan, Inc.	500	54,130
Johnson & Johnson	12,500	720,625
Nastech Pharmaceutical Co., Inc. (a)	54,600	1,145,508
Novartis AG sponsored ADR (d)	5,200	276,900
Schering-Plough Corp.	15,600	288,600
Wyeth	12,000	597,600
		3,083,363
TOTAL HEALTH CARE		5,096,449
INDUSTRIALS - 4.2%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	8,800	360,360
Industrial Conglomerates - 2.7%
General Electric Co.	19,100	627,817
TOTAL INDUSTRIALS		988,177
INFORMATION TECHNOLOGY - 38.9%
Communications Equipment - 5.6%
AudioCodes Ltd. (a)	25,900	297,332
Avaya, Inc. (a)	10,000	111,200
Cisco Systems, Inc. (a)	5,700	115,368
Corning, Inc. (a)	5,400	131,814
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Harris Corp.	6,200	$283,216
Nortel Networks Corp. (a)	34,200	97,812
QUALCOMM, Inc.	3,000	141,630
Sonus Networks, Inc. (a)	32,100	155,685
		1,334,057
Computers & Peripherals - 14.8%
Apple Computer, Inc. (a)	8,200	562,028
Dell, Inc. (a)	9,300	269,700
EMC Corp. (a)	74,000	1,037,480
Hewlett-Packard Co.	6,400	209,984
Intermec, Inc. (a)	46,199	1,417,386
		3,496,578
Electronic Equipment & Instruments - 3.0%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	12,000	75,568
Jabil Circuit, Inc. (a)	12,900	488,265
National Instruments Corp.	4,700	152,515
		716,348
Internet Software & Services - 4.4%
aQuantive, Inc. (a)	5,000	132,950
eBay, Inc. (a)	2,700	108,162
Google, Inc. Class A (sub. vtg.) (a)	900	326,358
Yahoo! Japan Corp.	148	173,971
Yahoo!, Inc. (a)	9,400	301,364
		1,042,805
IT Services - 0.4%
First Data Corp.	1,800	81,234
Office Electronics - 0.6%
Zebra Technologies Corp. Class A (a)	3,400	150,076
Semiconductors & Semiconductor Equipment - 4.3%
Analog Devices, Inc.	9,400	358,516
ATI Technologies, Inc. (a)	6,900	109,863
Cree, Inc. (a)	800	23,960
Cypress Semiconductor Corp. (a)	7,500	133,200
Mindspeed Technologies, Inc. (a)	22,700	84,444
Saifun Semiconductors Ltd.	900	26,730
Samsung Electronics Co. Ltd.	329	230,678
Silicon Laboratories, Inc. (a)	858	41,167
		1,008,558
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 5.8%
Cognos, Inc. (a)	2,700	$103,779
Electronic Arts, Inc. (a)	1,100	57,167
Hyperion Solutions Corp. (a)	4,350	145,943
Microsoft Corp.	33,800	909,220
Ulticom, Inc. (a)	14,298	159,852
		1,375,961
TOTAL INFORMATION TECHNOLOGY		9,205,617
MATERIALS - 1.5%
Chemicals - 1.2%
Potash Corp. of Saskatchewan	2,200	211,044
Tokuyama Corp.	5,000	74,362
		285,406
Metals & Mining - 0.3%
Oregon Steel Mills, Inc. (a)	2,000	75,760
TOTAL MATERIALS		361,166
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.4%
Cbeyond Communications, Inc.	9,000	96,750
Wireless Telecommunication Services - 1.2%
American Tower Corp. Class A (a)	8,900	283,287
TOTAL TELECOMMUNICATION SERVICES		380,037
TOTAL COMMON STOCKS (Cost $20,941,045)		23,284,618
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 4.57% (b)	309,977	$309,977
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	314,750	314,750
TOTAL MONEY MARKET FUNDS (Cost $624,727)		624,727
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $21,565,772)		23,909,345
NET OTHER ASSETS - (1.1)%		(266,604)
NET ASSETS - 100%		$23,642,741
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$3,580
Fidelity Securities Lending Cash Central Fund	6,636
Total	$10,216
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $21,589,108. Net unrealized appreciation aggregated $2,320,237, of which $3,100,118 related to appreciated investment securities and $779,881 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2006

LC-QTLY-0406

1.797927.102

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Auto Components - 0.2%
Gentex Corp.	95,400	$1,589,364
Diversified Consumer Services - 1.2%
Apollo Group, Inc. Class A (a)	167,840	8,287,939
Bright Horizons Family Solutions, Inc. (a)	82,570	2,766,921
		11,054,860
Hotels, Restaurants & Leisure - 0.7%
Red Robin Gourmet Burgers, Inc. (a)(d)	154,451	6,176,495
Internet & Catalog Retail - 0.2%
Coldwater Creek, Inc. (a)	107,500	2,415,525
Media - 2.6%
Clear Channel Communications, Inc.	236,500	6,692,950
Clear Channel Outdoor Holding, Inc. Class A	79,000	1,725,360
Lamar Advertising Co. Class A (a)	87,400	4,459,148
News Corp. Class B	135,500	2,323,825
Univision Communications, Inc. Class A (a)	182,800	6,114,660
Viacom, Inc. Class B (non-vtg.)	31,300	1,250,748
XM Satellite Radio Holdings, Inc. Class A (a)	20,800	459,472
		23,026,163
Multiline Retail - 0.9%
Federated Department Stores, Inc.	52,800	3,750,912
Target Corp.	77,800	4,232,320
		7,983,232
Specialty Retail - 3.5%
Aeropostale, Inc. (a)	118,900	3,411,241
Best Buy Co., Inc.	87,400	4,707,364
Home Depot, Inc.	335,200	14,128,680
Staples, Inc.	246,891	6,058,705
Urban Outfitters, Inc. (a)	99,417	2,793,618
		31,099,608
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. (a)	48,600	1,647,540
Fossil, Inc. (a)	151,262	2,574,479
		4,222,019
TOTAL CONSUMER DISCRETIONARY		87,567,266
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 5.0%
Food & Staples Retailing - 2.4%
CVS Corp.	213,900	$6,059,787
Wal-Mart Stores, Inc.	345,800	15,685,488
		21,745,275
Food Products - 1.8%
Lindt & Spruengli AG	90	1,779,832
Lindt & Spruengli AG (participation certificate)	232	442,267
Nestle SA (Reg.)	34,245	10,068,988
Unilever NV (NY Shares)	6,400	445,376
Wm. Wrigley Jr. Co.	45,400	2,884,716
		15,621,179
Personal Products - 0.3%
Avon Products, Inc.	90,000	2,596,500
Tobacco - 0.5%
Altria Group, Inc.	64,800	4,659,120
TOTAL CONSUMER STAPLES		44,622,074
ENERGY - 10.0%
Energy Equipment & Services - 3.9%
BJ Services Co.	163,800	5,128,578
ENSCO International, Inc.	20,200	902,738
Halliburton Co.	186,500	12,682,000
National Oilwell Varco, Inc. (a)	73,500	4,474,680
Noble Corp.	21,100	1,559,501
Schlumberger Ltd. (NY Shares)	61,500	7,072,500
Smith International, Inc.	80,800	3,129,384
		34,949,381
Oil, Gas & Consumable Fuels - 6.1%
Amerada Hess Corp.	19,100	2,641,721
Chevron Corp.	32,000	1,807,360
ConocoPhillips	170,100	10,369,296
EOG Resources, Inc.	17,300	1,166,020
Exxon Mobil Corp.	103,400	6,138,858
Forest Oil Corp. (a)	62,100	3,083,265
Houston Exploration Co. (a)	30,900	1,787,256
Massey Energy Co.	22,800	848,160
Occidental Petroleum Corp.	55,300	5,062,162
Quicksilver Resources, Inc. (a)	51,800	1,881,376
Range Resources Corp.	60,100	1,438,193
Total SA sponsored ADR	62,100	7,832,673
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	23,300	$1,212,532
Valero Energy Corp.	148,700	7,998,573
XTO Energy, Inc.	25,400	1,064,006
		54,331,451
TOTAL ENERGY		89,280,832
FINANCIALS - 21.8%
Capital Markets - 3.7%
Daiwa Securities Group, Inc.	84,000	1,001,716
Indiabulls Financial Services Ltd.	341,954	1,445,436
Investors Financial Services Corp.	216,100	9,748,271
Merrill Lynch & Co., Inc.	38,200	2,949,422
State Street Corp.	84,700	5,292,056
UBS AG (NY Shares)	117,800	12,513,894
		32,950,795
Commercial Banks - 4.6%
Bank of America Corp.	510,900	23,424,765
Finansbank AS	322,600	1,767,671
Korea Exchange Bank (a)	199,040	2,843,955
Standard Chartered PLC (United Kingdom)	407,263	10,644,566
State Bank of India	83,497	1,831,371
		40,512,328
Consumer Finance - 1.2%
American Express Co.	203,300	10,953,804
Diversified Financial Services - 3.7%
Asset Acceptance Capital Corp. (a)	78,408	1,567,376
IntercontinentalExchange, Inc.	61,100	3,345,225
JPMorgan Chase & Co.	660,800	27,185,312
The Nasdaq Stock Market, Inc. (a)	24,700	1,000,597
		33,098,510
Insurance - 8.1%
ACE Ltd.	226,200	12,606,126
AMBAC Financial Group, Inc.	58,100	4,366,215
American International Group, Inc.	416,187	27,618,169
Aspen Insurance Holdings Ltd.	57,200	1,327,612
Assurant, Inc.	19,400	880,760
Endurance Specialty Holdings Ltd.	180,200	5,676,300
Hannover Rueckversicherungs AG	26,700	1,012,801
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Max Re Capital Ltd.	75,900	$1,852,719
PartnerRe Ltd.	1,300	78,793
Platinum Underwriters Holdings Ltd.	152,600	4,672,612
Scottish Re Group Ltd.	13,500	337,500
Swiss Reinsurance Co. (Reg.)	28,448	2,026,347
XL Capital Ltd. Class A	148,800	10,051,440
		72,507,394
Thrifts & Mortgage Finance - 0.5%
Countrywide Financial Corp.	40,700	1,403,336
Doral Financial Corp.	149,500	1,668,420
Washington Mutual, Inc.	39,500	1,686,650
		4,758,406
TOTAL FINANCIALS		194,781,237
HEALTH CARE - 18.2%
Biotechnology - 2.8%
Alkermes, Inc. (a)	80,600	2,048,046
Alnylam Pharmaceuticals, Inc. (a)	81,100	1,304,088
Amgen, Inc. (a)	19,000	1,434,310
Cephalon, Inc. (a)	161,100	12,804,228
Exelixis, Inc. (a)	42,000	456,120
Illumina, Inc. (a)	28,400	722,212
Invitrogen Corp. (a)	81,800	5,802,074
Vertex Pharmaceuticals, Inc. (a)	11,800	510,232
		25,081,310
Health Care Equipment & Supplies - 3.1%
Alcon, Inc.	25,700	2,959,612
Baxter International, Inc.	116,900	4,424,665
C.R. Bard, Inc.	49,200	3,222,108
Cooper Companies, Inc.	105,000	5,509,350
INAMED Corp. (a)	21,300	1,883,559
Inverness Medical Innovations, Inc. (a)	234,900	6,222,501
Thermo Electron Corp. (a)	86,700	3,001,554
		27,223,349
Health Care Providers & Services - 3.3%
Aetna, Inc.	166,800	8,506,800
Cardinal Health, Inc.	51,500	3,738,900
Emdeon Corp. (a)	112,100	1,181,534
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. (a)	52,500	$2,925,300
UnitedHealth Group, Inc.	219,900	12,804,777
WebMD Health Corp. Class A	15,200	564,832
		29,722,143
Pharmaceuticals - 9.0%
Allergan, Inc.	47,700	5,164,002
Elan Corp. PLC sponsored ADR (a)	63,100	801,370
Johnson & Johnson	483,200	27,856,480
Merck & Co., Inc.	275,472	9,602,954
Novartis AG sponsored ADR (d)	113,300	6,033,225
Pfizer, Inc.	432,600	11,329,794
Roche Holding AG (participation certificate) (d)	40,774	6,026,204
Teva Pharmaceutical Industries Ltd. sponsored ADR	69,900	2,935,101
Wyeth	211,400	10,527,720
		80,276,850
TOTAL HEALTH CARE		162,303,652
INDUSTRIALS - 13.0%
Aerospace & Defense - 4.7%
Goodrich Corp.	117,500	4,916,200
Honeywell International, Inc.	805,700	32,993,415
L-3 Communications Holdings, Inc.	40,000	3,324,400
Raytheon Co.	23,200	1,006,880
		42,240,895
Airlines - 0.2%
US Airways Group, Inc. (a)	40,900	1,353,381
Industrial Conglomerates - 6.6%
General Electric Co.	1,764,800	58,008,976
Tyco International Ltd.	52,300	1,348,817
		59,357,793
Machinery - 0.3%
Deere & Co.	37,800	2,883,006
Road & Rail - 0.8%
Norfolk Southern Corp.	140,300	7,180,554
Trading Companies & Distributors - 0.4%
WESCO International, Inc. (a)	62,200	3,565,304
TOTAL INDUSTRIALS		116,580,933
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 1.5%
CSR PLC (a)	122,600	$1,946,282
Juniper Networks, Inc. (a)	195,500	3,595,245
Nokia Corp. sponsored ADR	121,800	2,263,044
Nortel Networks Corp. (a)	587,600	1,680,536
Research In Motion Ltd. (a)	52,200	3,694,868
		13,179,975
Computers & Peripherals - 4.3%
Apple Computer, Inc. (a)	104,600	7,169,284
Dell, Inc. (a)	615,200	17,840,800
EMC Corp. (a)	812,400	11,389,848
NCR Corp. (a)	59,400	2,381,346
		38,781,278
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	167,000	6,012,000
Arrow Electronics, Inc. (a)	13,300	462,707
Cogent, Inc. (a)	57,300	1,332,798
		7,807,505
Internet Software & Services - 3.3%
eBay, Inc. (a)	253,903	10,171,354
Google, Inc. Class A (sub. vtg.) (a)	37,700	13,670,774
NHN Corp. (a)	3,218	910,403
Spark Networks PLC unit (a)	59,500	400,754
Yahoo!, Inc. (a)	137,200	4,398,632
		29,551,917
IT Services - 0.4%
First Data Corp.	72,600	3,276,438
Semiconductors & Semiconductor Equipment - 3.5%
ARM Holdings PLC sponsored ADR	721,200	5,192,640
FormFactor, Inc. (a)	98,600	3,632,424
Holtek Semiconductor, Inc.	477,000	732,002
Intel Corp.	565,200	11,643,120
Linear Technology Corp.	48,600	1,791,396
MediaTek, Inc.	61,000	625,623
MEMC Electronic Materials, Inc. (a)	93,300	3,124,617
National Semiconductor Corp.	131,800	3,696,990
PMC-Sierra, Inc. (a)	3,500	35,735
Samsung Electronics Co. Ltd.	1,870	1,311,151
		31,785,698
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 3.6%
Cognos, Inc. (a)	40,800	$1,568,223
Microsoft Corp.	799,238	21,499,502
Oracle Corp. (a)	493,200	6,125,544
Symantec Corp. (a)	175,100	2,957,439
		32,150,708
TOTAL INFORMATION TECHNOLOGY		156,533,519
MATERIALS - 1.4%
Chemicals - 1.1%
Ashland, Inc.	100,700	6,572,689
Lonza Group AG	15,346	996,007
Praxair, Inc.	38,000	2,051,240
		9,619,936
Metals & Mining - 0.3%
Mittal Steel Co. NV Class A (NY Shares)	90,000	2,980,800
TOTAL MATERIALS		12,600,736
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.3%
Qwest Communications International, Inc. (a)	420,900	2,660,088
Wireless Telecommunication Services - 2.0%
American Tower Corp. Class A (a)	225,300	7,171,299
Sprint Nextel Corp.	457,500	10,993,725
		18,165,024
TOTAL TELECOMMUNICATION SERVICES		20,825,112
UTILITIES - 0.7%
Electric Utilities - 0.4%
Exelon Corp.	54,900	3,135,339
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	162,800	2,816,440
TOTAL UTILITIES		5,951,779
TOTAL COMMON STOCKS (Cost $843,444,204)		891,047,140
Money Market Funds - 2.1%
	Shares	Value
Fidelity Cash Central Fund, 4.57% (b)	4,796,562	$4,796,562
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	13,772,400	13,772,400
TOTAL MONEY MARKET FUNDS (Cost $18,568,962)		18,568,962
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $862,013,166)		909,616,102
NET OTHER ASSETS - (1.8)%		(16,381,915)
NET ASSETS - 100%		$893,234,187
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$29,337
Fidelity Securities Lending Cash Central Fund	7,337
Total	$36,674
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $867,125,369. Net unrealized appreciation aggregated $42,490,733, of which $79,086,524 related to appreciated investment securities and $36,595,791 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2006

MC-QTLY-0406

1.797928.102

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 33.3%
Diversified Consumer Services - 2.2%
DeVry, Inc. (a)	3,285,700	$77,148
Service Corp. International (SCI)	4,559,700	36,250
Universal Technical Institute, Inc. (a)(e)	2,242,500	69,091
		182,489
Hotels, Restaurants & Leisure - 2.9%
Gaylord Entertainment Co. (a)	148,200	6,617
International Game Technology	2,385,800	85,340
Las Vegas Sands Corp. (a)	878,586	46,873
Starwood Hotels & Resorts Worldwide, Inc. unit	17,000	1,080
Wynn Resorts Ltd. (a)(d)	1,410,224	93,709
		233,619
Household Durables - 7.7%
Harman International Industries, Inc. (e)	5,706,780	629,741
Leisure Equipment & Products - 1.9%
Eastman Kodak Co. (d)	5,656,750	158,672
Media - 6.2%
EchoStar Communications Corp. Class A (a)	7,262,718	213,306
Getty Images, Inc. (a)	954,500	77,343
Salem Communications Corp. Class A (a)	288,888	4,039
The Walt Disney Co.	7,547,647	211,259
		505,947
Multiline Retail - 1.5%
Federated Department Stores, Inc.	1,750,400	124,348
Specialty Retail - 7.4%
Aeropostale, Inc. (a)	2,374,920	68,136
Best Buy Co., Inc.	2,287,763	123,219
Dick's Sporting Goods, Inc. (a)	21,400	811
DSW, Inc. Class A	5,800	166
Gamestop Corp. Class A (a)(d)(e)	2,357,943	94,388
Tiffany & Co., Inc.	5,447,900	202,281
TJX Companies, Inc.	4,902,200	120,055
		609,056
Textiles, Apparel & Luxury Goods - 3.5%
NIKE, Inc. Class B	1,863,300	161,697
Phillips-Van Heusen Corp. (e)	3,392,100	120,420
		282,117
TOTAL CONSUMER DISCRETIONARY		2,725,989
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.2%
Beverages - 1.1%
Molson Coors Brewing Co. Class B	1,461,995	$91,740
Food & Staples Retailing - 2.1%
Safeway, Inc.	7,078,400	172,076
TOTAL CONSUMER STAPLES		263,816
ENERGY - 6.3%
Energy Equipment & Services - 3.0%
FMC Technologies, Inc. (a)	402,800	18,899
GlobalSantaFe Corp.	1,099,700	60,857
National Oilwell Varco, Inc. (a)	1,364,440	83,067
SEACOR Holdings, Inc. (a)	1,176,300	85,835
		248,658
Oil, Gas & Consumable Fuels - 3.3%
EXCO Resources, Inc.	2,728,300	34,922
Goodrich Petroleum Corp. (a)	660,200	15,964
Newfield Exploration Co. (a)	1,710,600	66,115
Noble Energy, Inc.	16,300	685
Riata Energy, Inc. (a)(f)	1,599,000	27,183
Tesoro Corp.	1,939,900	117,189
Ultra Petroleum Corp. (a)	63,300	3,294
		265,352
TOTAL ENERGY		514,010
FINANCIALS - 2.6%
Capital Markets - 1.8%
Greenhill & Co., Inc. (d)	1,099,000	71,765
Jefferies Group, Inc.	74,000	4,221
Lazard Ltd. Class A	1,826,980	70,302
		146,288
Diversified Financial Services - 0.6%
IntercontinentalExchange, Inc.	888,050	48,621
Insurance - 0.0%
Willis Group Holdings Ltd.	23,700	816
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate - 0.2%
Sinochem Hong Kong Holding Ltd. (a)	52,824,400	$15,491
The St. Joe Co.	68,900	4,129
		19,620
TOTAL FINANCIALS		215,345
HEALTH CARE - 6.2%
Biotechnology - 2.1%
Acorda Therapeutics, Inc. (e)	1,650,000	10,230
Neurocrine Biosciences, Inc. (a)(e)	2,523,700	165,580
		175,810
Health Care Equipment & Supplies - 2.0%
American Medical Systems Holdings, Inc. (a)	37,000	802
Cytyc Corp. (a)	5,685,862	163,923
		164,725
Health Care Providers & Services - 0.6%
Humana, Inc. (a)	22,200	1,147
Patterson Companies, Inc. (a)	1,226,400	44,199
		45,346
Pharmaceuticals - 1.5%
Allergan, Inc.	798,900	86,489
ViroPharma, Inc. (a)	1,975,875	38,233
		124,722
TOTAL HEALTH CARE		510,603
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.6%
Argon ST, Inc. (a)(e)	1,451,291	43,118
DRS Technologies, Inc.	177,800	9,383
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	4,010,211	159,406
		211,907
Airlines - 1.6%
AirAsia BHD (a)	6,267,800	2,885
UAL Corp. (a)	2,248,400	79,751
US Airways Group, Inc. (a)	1,479,500	48,957
		131,593
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 1.7%
Allied Waste Industries, Inc. (a)	94,000	$1,007
Global Cash Access Holdings, Inc.	3,293,600	55,662
Knoll, Inc. (e)	4,021,403	80,066
		136,735
Construction & Engineering - 1.2%
Fluor Corp.	1,173,800	101,299
Machinery - 1.5%
Flowserve Corp. (a)	2,416,900	124,229
Marine - 0.3%
Horizon Lines, Inc. Class A (d)(e)	1,857,600	23,777
Road & Rail - 1.9%
CNF, Inc.	16,300	818
Norfolk Southern Corp.	3,033,520	155,256
		156,074
TOTAL INDUSTRIALS		885,614
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 6.8%
Andrew Corp. (a)	3,688,600	50,017
Comverse Technology, Inc. (a)	1,511,800	43,479
Harris Corp.	1,887,000	86,198
Juniper Networks, Inc. (a)	4,878,700	89,719
Lucent Technologies, Inc. (a)	30,743,200	86,081
Nice Systems Ltd. sponsored ADR (a)	779,924	40,603
Nokia Corp. sponsored ADR	8,570,800	159,245
Research In Motion Ltd. (a)	11,100	786
		556,128
Computers & Peripherals - 1.6%
NCR Corp. (a)	2,147,300	86,085
Network Appliance, Inc. (a)	1,308,400	43,387
		129,472
Electronic Equipment & Instruments - 1.0%
Symbol Technologies, Inc.	7,284,295	84,644
Internet Software & Services - 0.7%
Google, Inc. Class A (sub. vtg.) (a)	2,667	967
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Openwave Systems, Inc. (a)	2,735,300	$54,296
VeriSign, Inc. (a)	37,000	875
		56,138
IT Services - 2.1%
First Data Corp.	3,803,300	171,643
Software - 0.0%
BEA Systems, Inc. (a)	74,000	849
TOTAL INFORMATION TECHNOLOGY		998,874
MATERIALS - 9.5%
Chemicals - 4.7%
Ashland, Inc.	1,578,500	103,029
Mosaic Co. (a)	3,406,701	54,167
Potash Corp. of Saskatchewan	2,388,040	229,083
		386,279
Construction Materials - 1.6%
Texas Industries, Inc. (e)	2,218,700	134,586
Containers & Packaging - 1.7%
Pactiv Corp. (a)	5,915,200	135,636
Metals & Mining - 1.5%
Novelis, Inc. (e)	6,533,560	119,440
TOTAL MATERIALS		775,941
TELECOMMUNICATION SERVICES - 14.6%
Diversified Telecommunication Services - 3.0%
Arbinet-thexchange, Inc. (a)(e)	1,428,400	9,085
NeuStar, Inc. Class A (d)	3,227,912	92,964
Philippine Long Distance Telephone Co. sponsored ADR	2,592,600	89,445
PT Indosat Tbk sponsored ADR (d)	1,821,000	51,170
		242,664
Wireless Telecommunication Services - 11.6%
ALLTEL Corp.	13,000	821
American Tower Corp. Class A (a)	5,589,410	177,911
Bharti Televentures Ltd. (a)	12,081,782	105,651
Crown Castle International Corp. (a)	1,393,200	43,677
Hutchison Telecommunications International Ltd. sponsored ADR (a)	313,339	7,191
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Orascom Telecom SAE GDR	622,802	$36,745
Sprint Nextel Corp.	24,157,996	580,517
		952,513
TOTAL TELECOMMUNICATION SERVICES		1,195,177
UTILITIES - 0.9%
Independent Power Producers & Energy Traders - 0.9%
NRG Energy, Inc. (a)	1,734,500	75,017
Ormat Technologies, Inc.	78,696	3,024
		78,041
TOTAL COMMON STOCKS (Cost $6,623,616)		8,163,410
Nonconvertible Preferred Stocks - 0.3%

FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
European Capital Ltd. preference shares (g)	2,100,000	25,034
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $25,686)		25,034
Money Market Funds - 3.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.57% (b)	41,002,017	$41,002
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	224,352,675	224,353
TOTAL MONEY MARKET FUNDS (Cost $265,355)		265,355
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $6,914,657)		8,453,799
NET OTHER ASSETS - (3.1)%		(257,953)
NET ASSETS - 100%		$8,195,846
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
(e)Affiliated company

(f)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $27,183,000 or 0.3% of net assets.

(g)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,034,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
European Capital Ltd. preference shares	8/22/05	$25,686
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$527
Fidelity Securities Lending Cash Central Fund	1,082
Total	$1,609
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acorda Therapeutics, Inc.	$-	$9,900	$-	$-	$10,230
Arbinet-thexchange, Inc.	15,796	-	6,749	-	9,085
Argon ST, Inc.	24,634	18,649	1,336	-	43,118
Cytyc Corp.	172,432	-	16,269	-	-
Diana Shipping, Inc.	41,781	-	34,490	-	-
Essex Corp.	23,516	-	26,305	-	-
Flowserve Corp.	104,440	31,631	43,849	-	-
Gamestop Corp. Class A	46,929	30,422	-	-	94,388
Harman International Industries, Inc.	556,411	-	-	71	629,741
Horizon Lines, Inc. Class A	22,242	-	947	204	23,777
Knoll, Inc.	30,982	42,271	1,330	198	80,066
Neurocrine Biosciences, Inc.	120,218	53,280	21,282	-	165,580
Novelis, Inc.	118,047	6,656	-	454	119,440
Phillips-Van Heusen Corp.	102,307	12,138	-	-	120,420
Salem Communications Corp. Class A	19,288	-	11,381	-	-
Texas Industries, Inc.	110,669	-	-	166	134,586
Universal Technical Institute, Inc.	68,127	-	-	-	69,091
Total	$1,577,819	$204,947	$163,938	$1,093	$1,499,522
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $6,925,026,000. Net unrealized appreciation aggregated $1,528,773,000, of which $1,646,623,000 related to appreciated investment securities and $117,850,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value
Strategies Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2006

SO-QTLY-0406

1.797930.102

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.3%
Auto Components - 0.3%
BorgWarner, Inc.	59,500	$3,318
Lear Corp. (d)	90,000	1,877
		5,195
Automobiles - 0.3%
Monaco Coach Corp.	120,600	1,726
Nissan Motor Co. Ltd.	301,397	3,468
		5,194
Diversified Consumer Services - 0.1%
Service Corp. International (SCI)	221,000	1,757
Hotels, Restaurants & Leisure - 4.6%
Applebee's International, Inc.	90,100	2,085
Brinker International, Inc.	244,300	10,175
Carnival Corp. unit	248,800	12,851
CBRL Group, Inc.	52,900	2,350
Domino's Pizza, Inc.	251,000	6,401
Gaylord Entertainment Co. (a)	12,800	572
Outback Steakhouse, Inc.	258,500	10,808
Rare Hospitality International, Inc. (a)	62,000	1,984
Royal Caribbean Cruises Ltd.	359,200	15,826
WMS Industries, Inc. (a)(d)	683,200	19,847
		82,899
Household Durables - 1.4%
Jarden Corp. (a)	141,600	4,247
Leggett & Platt, Inc.	304,800	7,157
Matsushita Electric Industrial Co. Ltd.	145,000	3,061
Newell Rubbermaid, Inc.	241,400	6,004
Sony Corp. sponsored ADR	47,800	2,241
The Stanley Works	61,700	3,094
		25,804
Leisure Equipment & Products - 1.6%
Brunswick Corp.	296,600	11,636
Eastman Kodak Co.	568,700	15,952
K2, Inc. (a)	222,600	2,538
		30,126
Media - 2.8%
CBS Corp. Class B	65,050	1,591
Clear Channel Communications, Inc.	339,900	9,619
E.W. Scripps Co. Class A	87,900	4,226
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Gannett Co., Inc.	168,500	$10,474
Lamar Advertising Co. Class A (a)	115,400	5,888
Live Nation, Inc. (a)	78,662	1,404
The New York Times Co. Class A	270,000	7,619
The Reader's Digest Association, Inc. (non-vtg.)	269,300	4,091
Tribune Co.	126,300	3,865
Viacom, Inc. Class B (non-vtg.)	62,550	2,499
		51,276
Multiline Retail - 1.2%
Big Lots, Inc. (a)	699,400	8,889
Family Dollar Stores, Inc.	474,800	12,212
		21,101
Specialty Retail - 3.3%
AnnTaylor Stores Corp. (a)	534,500	19,402
AutoZone, Inc. (a)	3,400	329
Best Buy Co., Inc.	49,500	2,666
Gap, Inc.	386,500	7,166
Hot Topic, Inc. (a)	240,000	3,163
OfficeMax, Inc.	240,600	7,057
Pier 1 Imports, Inc.	488,100	5,140
RadioShack Corp.	21,400	418
Sports Authority, Inc. (a)	192,800	7,055
Tiffany & Co., Inc.	203,600	7,560
		59,956
Textiles, Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc.	355,200	12,798
TOTAL CONSUMER DISCRETIONARY		296,106
CONSUMER STAPLES - 4.4%
Beverages - 0.3%
Coca-Cola Enterprises, Inc.	269,100	5,288
Food & Staples Retailing - 1.7%
Kroger Co. (a)	213,100	4,271
Safeway, Inc.	1,061,700	25,810
		30,081
Food Products - 0.5%
Corn Products International, Inc.	198,500	5,352
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
McCormick & Co., Inc. (non-vtg.)	52,601	$1,727
TreeHouse Foods, Inc. (a)	115,980	2,615
		9,694
Household Products - 0.6%
Colgate-Palmolive Co.	196,200	10,689
Personal Products - 0.7%
Avon Products, Inc.	455,100	13,130
Tobacco - 0.6%
Altria Group, Inc.	142,700	10,260
TOTAL CONSUMER STAPLES		79,142
ENERGY - 7.0%
Energy Equipment & Services - 6.8%
Baker Hughes, Inc.	111,000	7,545
BJ Services Co.	187,900	5,883
Cooper Cameron Corp. (a)	266,400	10,789
ENSCO International, Inc.	106,700	4,768
FMC Technologies, Inc. (a)	202,100	9,483
GlobalSantaFe Corp.	94,700	5,241
Halliburton Co.	288,800	19,638
Helmerich & Payne, Inc.	106,400	6,998
Nabors Industries Ltd. (a)	44,600	2,941
National Oilwell Varco, Inc. (a)	287,000	17,473
Noble Corp.	84,100	6,216
Smith International, Inc.	323,300	12,521
Transocean, Inc. (a)	99,400	7,373
Weatherford International Ltd. (a)	157,000	6,770
		123,639
Oil, Gas & Consumable Fuels - 0.2%
Double Hull Tankers, Inc.	64,900	868
EXCO Resources, Inc.	36,000	461
Houston Exploration Co. (a)	38,600	2,233
		3,562
TOTAL ENERGY		127,201
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 13.5%
Capital Markets - 1.4%
Ameriprise Financial, Inc.	34,300	$1,560
Janus Capital Group, Inc.	307,800	6,750
Lehman Brothers Holdings, Inc.	18,900	2,758
Merrill Lynch & Co., Inc.	148,200	11,443
TD Ameritrade Holding Corp.	94,600	2,058
		24,569
Commercial Banks - 1.2%
Bank of America Corp.	93,000	4,264
UnionBanCal Corp.	78,500	5,424
Wachovia Corp.	224,600	12,593
		22,281
Diversified Financial Services - 0.3%
JPMorgan Chase & Co.	133,900	5,509
NETeller PLC (a)	45,400	599
		6,108
Insurance - 5.0%
AFLAC, Inc.	149,500	6,914
AMBAC Financial Group, Inc.	119,000	8,943
Endurance Specialty Holdings Ltd.	587,400	18,503
Genworth Financial, Inc. Class A (non-vtg.)	133,000	4,232
Hartford Financial Services Group, Inc.	55,200	4,547
MBIA, Inc.	159,000	9,340
MetLife, Inc.	103,700	5,197
Montpelier Re Holdings Ltd.	181,700	3,133
Prudential Financial, Inc.	72,800	5,609
Reinsurance Group of America, Inc.	23,400	1,082
Scottish Re Group Ltd.	148,300	3,708
The St. Paul Travelers Companies, Inc.	206,236	8,864
United America Indemnity Ltd. Class A (a)	254,600	5,792
Willis Group Holdings Ltd.	136,600	4,705
		90,569
Real Estate - 3.7%
Alexandria Real Estate Equities, Inc.	43,300	3,811
American Financial Realty Trust (SBI)	238,400	2,818
Apartment Investment & Management Co. Class A	78,300	3,469
Developers Diversified Realty Corp.	96,900	4,863
Digital Realty Trust, Inc.	37,100	1,024
Duke Realty Corp.	96,800	3,398
Equity Residential (SBI)	143,300	6,489
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate - continued
General Growth Properties, Inc.	166,800	$8,405
Kimco Realty Corp.	168,600	6,058
Pennsylvania (REIT) (SBI)	107,400	4,339
Reckson Associates Realty Corp.	103,600	4,237
SL Green Realty Corp.	54,300	4,719
The Mills Corp.	41,600	1,644
United Dominion Realty Trust, Inc. (SBI)	242,800	6,495
Vornado Realty Trust	54,400	4,841
		66,610
Thrifts & Mortgage Finance - 1.9%
Countrywide Financial Corp.	190,600	6,572
Fannie Mae	224,900	12,298
Freddie Mac	142,400	9,596
Hudson City Bancorp, Inc.	417,200	5,386
		33,852
TOTAL FINANCIALS		243,989
HEALTH CARE - 12.5%
Biotechnology - 1.4%
Cephalon, Inc. (a)	155,200	12,335
Charles River Laboratories International, Inc. (a)	204,800	9,902
MedImmune, Inc. (a)	85,300	3,113
		25,350
Health Care Equipment & Supplies - 4.1%
Baxter International, Inc.	823,000	31,145
Becton, Dickinson & Co.	151,900	9,699
Boston Scientific Corp. (a)	97,400	2,379
CONMED Corp. (a)	85,300	1,651
Dade Behring Holdings, Inc.	40,926	1,493
Fisher Scientific International, Inc. (a)	118,500	8,077
Hospira, Inc. (a)	46,800	1,858
Varian, Inc. (a)	311,300	12,421
Waters Corp. (a)	109,690	4,687
		73,410
Health Care Providers & Services - 5.9%
AmerisourceBergen Corp.	338,700	15,577
Community Health Systems, Inc. (a)	388,900	14,747
Emdeon Corp. (a)	358,400	3,778
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.	207,900	$9,958
Health Net, Inc. (a)	61,500	2,949
McKesson Corp.	321,500	17,403
Omnicare, Inc.	48,200	2,933
Quest Diagnostics, Inc.	313,800	16,591
Sunrise Senior Living, Inc. (a)	130,800	4,638
Triad Hospitals, Inc. (a)	118,100	5,085
Universal Health Services, Inc. Class B	272,700	13,698
		107,357
Pharmaceuticals - 1.1%
Schering-Plough Corp.	696,400	12,883
Teva Pharmaceutical Industries Ltd. sponsored ADR	163,100	6,849
Wyeth	22,700	1,130
		20,862
TOTAL HEALTH CARE		226,979
INDUSTRIALS - 8.0%
Aerospace & Defense - 0.6%
EADS NV	119,600	4,386
Honeywell International, Inc.	123,500	5,057
Precision Castparts Corp.	42,100	2,233
		11,676
Airlines - 0.4%
ACE Aviation Holdings, Inc. Class A (a)	45,000	1,327
Ryanair Holdings PLC sponsored ADR (a)	115,400	6,127
		7,454
Building Products - 1.1%
American Standard Companies, Inc.	80,700	3,194
Masco Corp.	509,100	15,879
		19,073
Commercial Services & Supplies - 1.5%
Aramark Corp. Class B	356,000	10,132
Cendant Corp.	42,500	706
Manpower, Inc.	87,200	4,677
Navigant Consulting, Inc. (a)	192,400	3,750
The Brink's Co.	146,700	7,184
		26,449
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.1%
Tyco International Ltd.	796,000	$20,529
Machinery - 1.8%
Albany International Corp. Class A	102,801	3,821
Briggs & Stratton Corp.	208,600	7,401
Deere & Co.	15,800	1,205
Harsco Corp.	47,200	3,766
Kennametal, Inc.	37,586	2,198
SPX Corp.	303,500	14,947
		33,338
Road & Rail - 1.3%
Canadian National Railway Co.	114,400	5,357
CSX Corp.	22,300	1,235
Laidlaw International, Inc.	542,392	14,970
Old Dominion Freight Lines, Inc. (a)	68,247	1,799
		23,361
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	6,100	176
Macquarie Infrastructure Co. Trust	71,531	2,475
		2,651
TOTAL INDUSTRIALS		144,531
INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 3.2%
ADC Telecommunications, Inc. (a)	324,842	8,225
Alcatel SA sponsored ADR (a)	321,700	4,343
Belden CDT, Inc.	854,285	22,023
Dycom Industries, Inc. (a)	613,400	13,096
Lucent Technologies, Inc. (a)	557,600	1,561
Motorola, Inc.	173,600	3,715
Nokia Corp. sponsored ADR	313,900	5,832
		58,795
Computers & Peripherals - 3.6%
Diebold, Inc.	72,600	2,904
Emulex Corp. (a)	116,900	2,081
Maxtor Corp. (a)	824,100	7,911
NCR Corp. (a)	267,600	10,728
Seagate Technology	577,900	15,355
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Sun Microsystems, Inc. (a)	451,500	$1,883
Western Digital Corp. (a)	1,093,100	24,321
		65,183
Electronic Equipment & Instruments - 6.2%
Agilent Technologies, Inc. (a)	474,900	17,096
Avnet, Inc. (a)	696,400	17,501
AVX Corp.	447,500	7,411
Celestica, Inc. (sub. vtg.) (a)	886,600	9,614
Flextronics International Ltd. (a)	1,547,000	16,692
Ingram Micro, Inc. Class A (a)	262,800	5,198
Mettler-Toledo International, Inc. (a)	112,200	6,795
Molex, Inc.	307,124	9,776
Solectron Corp. (a)	860,800	3,107
Symbol Technologies, Inc.	1,168,200	13,574
Tech Data Corp. (a)	75,900	3,152
Tektronix, Inc.	65,200	2,008
		111,924
IT Services - 2.2%
Accenture Ltd. Class A	67,200	2,195
Affiliated Computer Services, Inc. Class A (a)	186,600	11,741
Ceridian Corp. (a)	703,900	18,203
Hewitt Associates, Inc. Class A (a)	276,775	7,470
		39,609
Office Electronics - 1.5%
Xerox Corp. (a)	1,819,300	27,108
Semiconductors & Semiconductor Equipment - 4.6%
AMIS Holdings, Inc. (a)	178,200	1,536
Amkor Technology, Inc. (a)(d)	290,100	2,576
Applied Materials, Inc.	372,900	6,839
Applied Micro Circuits Corp. (a)	1,904,200	6,874
ASM International NV (Nasdaq) (a)	189,200	3,515
ASML Holding NV (NY Shares) (a)	536,100	11,087
DSP Group, Inc. (a)	65,900	1,773
Fairchild Semiconductor International, Inc. (a)	292,400	5,082
MKS Instruments, Inc. (a)	159,400	3,564
National Semiconductor Corp.	316,400	8,875
Omnivision Technologies, Inc. (a)(d)	828,400	21,124
Samsung Electronics Co. Ltd.	13,940	9,774
		82,619
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 1.7%
Activision, Inc. (a)	329,444	$4,118
Cadence Design Systems, Inc. (a)	293,200	5,204
Hyperion Solutions Corp. (a)	117,100	3,929
Interplay Entertainment Corp. warrants 3/30/06 (a)	675,385	0
Symantec Corp. (a)	255,200	4,310
Take-Two Interactive Software, Inc. (a)	255,150	3,975
THQ, Inc. (a)	393,058	9,433
		30,969
TOTAL INFORMATION TECHNOLOGY		416,207
MATERIALS - 4.5%
Chemicals - 2.5%
Albemarle Corp.	72,900	3,095
Ashland, Inc.	127,500	8,322
Celanese Corp. Class A	183,500	3,927
Chemtura Corp.	811,200	8,988
Cytec Industries, Inc.	193,900	10,343
Georgia Gulf Corp.	112,380	3,225
Israel Chemicals Ltd.	34,200	128
OM Group, Inc. (a)	73,200	1,553
Spartech Corp.	180,100	4,358
Valspar Corp.	71,500	1,890
		45,829
Containers & Packaging - 1.0%
Owens-Illinois, Inc. (a)	596,400	11,177
Packaging Corp. of America	279,700	6,380
		17,557
Metals & Mining - 1.0%
Alcan, Inc.	212,600	9,281
Alcoa, Inc.	262,100	7,685
Oregon Steel Mills, Inc. (a)	54,500	2,064
		19,030
TOTAL MATERIALS		82,416
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.3%
Alaska Communication Systems Group, Inc.	284,000	3,150
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.	282,700	$7,800
BellSouth Corp.	256,300	8,094
Citizens Communications Co.	336,900	4,498
Cogent Communications Group, Inc. (a)	288,700	2,064
Iowa Telecommunication Services, Inc.	260,801	4,616
NTELOS Holding Corp.	94,500	1,115
Philippine Long Distance Telephone Co. sponsored ADR	55,400	1,911
Verizon Communications, Inc.	236,200	7,960
		41,208
Wireless Telecommunication Services - 1.3%
ALLTEL Corp.	165,400	10,445
Dobson Communications Corp. Class A (a)	528,600	3,827
Sprint Nextel Corp.	367,400	8,829
		23,101
TOTAL TELECOMMUNICATION SERVICES		64,309
UTILITIES - 3.6%
Electric Utilities - 1.8%
Edison International	216,600	9,608
Entergy Corp.	96,800	7,019
Exelon Corp.	103,600	5,917
FPL Group, Inc.	82,900	3,476
PPL Corp.	228,700	7,273
		33,293
Independent Power Producers & Energy Traders - 1.2%
AES Corp. (a)	271,900	4,704
Constellation Energy Group, Inc.	67,100	3,941
NRG Energy, Inc. (a)	130,000	5,623
TXU Corp.	135,300	7,088
		21,356
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.6%
PG&E Corp.	180,300	$6,860
Public Service Enterprise Group, Inc.	65,200	4,524
		11,384
TOTAL UTILITIES		66,033
TOTAL COMMON STOCKS (Cost $1,569,272)		1,746,913
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	2,400	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $36)		0
Money Market Funds - 5.7%

Fidelity Cash Central Fund, 4.57% (b)	75,738,734	75,739
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	27,175,600	27,176
TOTAL MONEY MARKET FUNDS (Cost $102,915)		102,915
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $1,672,223)		1,849,828
NET OTHER ASSETS - (2.1)%		(38,173)
NET ASSETS - 100%		$1,811,655
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$36
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$782
Fidelity Securities Lending Cash Central Fund	54
Total	$836
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $1,674,869,000. Net unrealized appreciation aggregated $174,959,000, of which $224,292,000 related to appreciated investment securities and $49,333,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Asset
Allocation Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2006

AAL-QTLY-0406

1.797932.102

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 68.4%
	Shares	Value
CONSUMER DISCRETIONARY - 6.6%
Automobiles - 0.1%
Fiat Spa (a)	13,500	$146,128
Toyota Motor Corp.	3,100	165,649
		311,777
Hotels, Restaurants & Leisure - 1.0%
Accor SA	1,100	66,156
Fairmont Hotels & Resorts, Inc.	6,800	301,172
Kerzner International Ltd. (a)	5,000	336,450
Morgans Hotel Group Co.	15,600	304,200
Penn National Gaming, Inc. (a)	4,200	145,656
Starwood Hotels & Resorts Worldwide, Inc. unit	7,800	495,300
Vail Resorts, Inc. (a)	12,000	396,480
		2,045,414
Household Durables - 0.4%
Koninklijke Philips Electronics NV (NY Shares)	4,300	139,836
Nexity	1,300	80,896
Sharp Corp.	8,000	141,058
Sony Corp.	3,200	150,016
Sony Corp. sponsored ADR	3,700	173,456
Steinhoff International Holdings Ltd.	43,500	142,756
		828,018
Media - 1.8%
Grupo Televisa SA de CV (CPO) sponsored ADR	4,200	329,532
Lagardere S.C.A. (Reg.)	2,700	208,892
News Corp. Class A	25,200	410,256
NTL, Inc. (a)	7,600	500,460
Omnicom Group, Inc.	6,300	502,866
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	8,900	123,354
Time Warner, Inc.	17,900	309,849
Univision Communications, Inc. Class A (a)	24,430	817,184
Vivendi Universal SA sponsored ADR	4,400	132,660
The Walt Disney Co.	15,100	422,649
		3,757,702
Multiline Retail - 1.6%
Federated Department Stores, Inc.	16,200	1,150,848
JCPenney Co., Inc.	6,800	398,752
Marks & Spencer Group PLC	17,200	156,439
Nordstrom, Inc.	9,200	349,600
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Sears Holdings Corp. (a)	1,900	$228,855
Target Corp.	18,200	990,080
		3,274,574
Specialty Retail - 1.4%
AnnTaylor Stores Corp. (a)	3,200	116,160
Best Buy Co., Inc.	12,300	662,478
Circuit City Stores, Inc.	17,700	425,331
Home Depot, Inc.	15,800	665,970
Lowe's Companies, Inc.	6,700	456,806
Staples, Inc.	8,500	208,590
Tiffany & Co., Inc.	11,400	423,282
		2,958,617
Textiles, Apparel & Luxury Goods - 0.3%
Polo Ralph Lauren Corp. Class A	9,700	562,212
TOTAL CONSUMER DISCRETIONARY		13,738,314
CONSUMER STAPLES - 4.7%
Beverages - 1.0%
PepsiCo, Inc.	25,400	1,501,394
Pernod Ricard SA	1,500	256,778
The Coca-Cola Co.	8,700	365,139
		2,123,311
Food & Staples Retailing - 1.1%
Aeon Co. Ltd.	8,400	199,628
CVS Corp.	20,000	566,600
Safeway, Inc.	16,600	403,546
Shinsegae Co. Ltd.	302	142,398
Wal-Mart Stores, Inc.	18,870	855,943
Walgreen Co.	4,000	179,440
		2,347,555
Food Products - 0.3%
Nestle SA:
(Reg.)	928	272,858
sponsored ADR	3,600	265,320
		538,178
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 1.2%
Colgate-Palmolive Co.	16,100	$877,128
Procter & Gamble Co.	28,503	1,708,155
		2,585,283
Tobacco - 1.1%
Altria Group, Inc.	30,600	2,200,140
TOTAL CONSUMER STAPLES		9,794,467
ENERGY - 6.1%
Energy Equipment & Services - 1.7%
Compagnie Generale de Geophysique SA (a)	1,000	128,151
Diamond Offshore Drilling, Inc.	2,700	208,953
GlobalSantaFe Corp.	3,500	193,690
Halliburton Co.	17,200	1,169,600
National Oilwell Varco, Inc. (a)	15,900	967,992
Schlumberger Ltd. (NY Shares)	8,200	943,000
		3,611,386
Oil, Gas & Consumable Fuels - 4.4%
Canadian Natural Resources Ltd.	6,000	327,897
Chesapeake Energy Corp.	4,600	136,574
ConocoPhillips	7,300	445,008
Exxon Mobil Corp.	56,800	3,372,216
Occidental Petroleum Corp.	9,300	851,322
OMV AG	3,400	210,966
Plains Exploration & Production Co. (a)	7,400	301,550
Quicksilver Resources, Inc. (a)	7,500	272,400
Statoil ASA sponsored ADR	12,700	324,866
Talisman Energy, Inc.	4,800	252,262
Total SA:
Series B	1,060	267,396
sponsored ADR	9,700	1,223,461
Ultra Petroleum Corp. (a)	9,900	515,196
Valero Energy Corp.	10,400	559,416
		9,060,530
TOTAL ENERGY		12,671,916
FINANCIALS - 15.1%
Capital Markets - 2.8%
Credit Suisse Group (Reg.)	5,746	317,754
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Daiwa Securities Group, Inc.	27,000	$321,980
E*TRADE Financial Corp. (a)	34,700	887,626
Goldman Sachs Group, Inc.	5,300	748,837
Merrill Lynch & Co., Inc.	19,800	1,528,758
Nikko Cordial Corp.	15,000	237,907
Nomura Holdings, Inc.	7,800	150,462
State Street Corp.	13,800	862,224
TD Ameritrade Holding Corp.	15,700	341,632
UBS AG (NY Shares)	3,100	329,313
		5,726,493
Commercial Banks - 4.0%
Banca Intesa Spa	34,700	205,175
Bank of America Corp.	49,700	2,278,745
BNP Paribas SA	2,600	240,673
Finansbank AS	14,000	76,712
FirstRand Ltd.	67,300	203,956
HSBC Holdings PLC (Hong Kong) (Reg.)	8,400	143,959
Korea Exchange Bank (a)	9,810	140,169
Mizuho Financial Group, Inc.	33	263,104
PNC Financial Services Group, Inc.	3,100	218,085
Societe Generale Series A	1,700	240,959
Standard Bank Group Ltd.	15,900	203,591
Standard Chartered PLC (United Kingdom)	13,900	363,302
Sumitomo Mitsui Financial Group, Inc.	41	447,024
U.S. Bancorp, Delaware	10,600	327,646
Uniao de Bancos Brasileiros SA (Unibanco) GDR	900	79,155
Unicredito Italiano Spa	19,700	143,372
Wachovia Corp.	22,700	1,272,789
Wells Fargo & Co.	20,900	1,341,780
		8,190,196
Consumer Finance - 1.3%
American Express Co.	25,900	1,395,492
Capital One Financial Corp.	5,800	508,080
Credit Saison Co. Ltd.	2,700	126,952
LG Card Co. Ltd. (a)	2,660	132,482
ORIX Corp.	1,100	291,400
SLM Corp.	2,600	146,666
		2,601,072
Diversified Financial Services - 2.3%
Citigroup, Inc.	43,700	2,026,369
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
ING Groep NV (Certificaten Van Aandelen)	7,200	$270,648
IntercontinentalExchange, Inc.	6,900	377,775
JPMorgan Chase & Co.	51,000	2,098,140
		4,772,932
Insurance - 3.3%
ACE Ltd.	16,400	913,972
AFLAC, Inc.	9,860	456,025
Allianz AG (Reg.)	1,100	177,980
AMBAC Financial Group, Inc.	3,800	285,570
American International Group, Inc.	45,567	3,023,826
AXA SA	4,300	152,134
Hartford Financial Services Group, Inc.	9,200	757,896
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	2,400	325,443
Prudential Financial, Inc.	10,100	778,104
		6,870,950
Real Estate - 0.6%
Equity Residential (SBI)	14,500	656,560
Mitsui Fudosan Co. Ltd.	4,000	82,795
Vornado Realty Trust	5,400	480,546
		1,219,901
Thrifts & Mortgage Finance - 0.8%
Freddie Mac	14,400	970,416
Golden West Financial Corp., Delaware	7,700	546,931
Washington Mutual, Inc.	5,800	247,660
		1,765,007
TOTAL FINANCIALS		31,146,551
HEALTH CARE - 10.4%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	1,200	45,096
Alnylam Pharmaceuticals, Inc. (a)	3,000	48,240
Amgen, Inc. (a)	9,700	732,253
Biogen Idec, Inc. (a)	8,900	420,525
CSL Ltd.	8,800	344,319
Genentech, Inc. (a)	12,300	1,053,987
Gilead Sciences, Inc. (a)	9,000	560,430
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Illumina, Inc. (a)	6,000	$152,580
Myogen, Inc. (a)	7,000	265,300
		3,622,730
Health Care Equipment & Supplies - 1.6%
Advanced Medical Optics, Inc. (a)	2,500	111,200
Alcon, Inc.	3,100	356,996
Aspect Medical Systems, Inc. (a)	1,140	30,541
Baxter International, Inc.	13,500	510,975
Becton, Dickinson & Co.	12,500	798,125
C.R. Bard, Inc.	8,300	543,567
Millipore Corp. (a)	4,700	325,851
St. Jude Medical, Inc. (a)	10,500	478,800
Synthes, Inc.	1,849	201,960
		3,358,015
Health Care Providers & Services - 2.1%
Aetna, Inc.	11,800	601,800
Cardinal Health, Inc.	1,800	130,680
Emdeon Corp. (a)	19,520	205,741
Gambro AB (A Shares)	6,400	65,316
Humana, Inc. (a)	8,800	454,696
Medco Health Solutions, Inc. (a)	7,100	395,612
Sunrise Senior Living, Inc. (a)	8,800	312,048
UnitedHealth Group, Inc.	33,700	1,962,351
WebMD Health Corp. Class A	4,900	182,084
		4,310,328
Pharmaceuticals - 4.9%
Allergan, Inc.	9,800	1,060,948
Elan Corp. PLC sponsored ADR (a)	8,400	106,680
Eli Lilly & Co.	4,800	266,976
Johnson & Johnson	39,600	2,282,940
Novartis AG:
(Reg.)	8,723	469,411
sponsored ADR	6,900	367,425
Pfizer, Inc.	105,100	2,752,569
Roche Holding AG (participation certificate)	3,089	456,540
Sanofi-Aventis sponsored ADR	3,000	127,890
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	21,800	$403,300
Wyeth	36,300	1,807,740
		10,102,419
TOTAL HEALTH CARE		21,393,492
INDUSTRIALS - 7.8%
Aerospace & Defense - 2.4%
BAE Systems PLC	19,300	142,191
DRS Technologies, Inc.	3,000	158,310
EADS NV	8,300	304,353
Goodrich Corp.	8,800	368,192
Hexcel Corp. (a)	16,300	350,776
Honeywell International, Inc.	27,300	1,117,935
Ionatron, Inc. (a)(d)	8,400	96,264
Meggitt PLC	37,823	247,641
Precision Castparts Corp.	5,300	281,112
Raytheon Co.	10,300	447,020
The Boeing Co.	3,600	261,684
United Technologies Corp.	20,700	1,210,950
		4,986,428
Air Freight & Logistics - 0.6%
FedEx Corp.	6,500	697,060
UTI Worldwide, Inc.	5,694	595,763
		1,292,823
Airlines - 0.1%
AMR Corp. (a)	6,900	173,190
Building Products - 0.0%
Pfleiderer AG (a)	3,100	76,238
Commercial Services & Supplies - 0.3%
Robert Half International, Inc.	15,100	542,392
Construction & Engineering - 0.2%
Fluor Corp.	3,600	310,680
SHIMIZU Corp.	10,000	70,018
		380,698
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	7,500	627,750
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
SolarWorld AG	600	$155,955
Sumitomo Electric Industries Ltd.	8,700	130,576
		914,281
Industrial Conglomerates - 2.3%
3M Co.	11,500	846,285
General Electric Co.	111,270	3,657,439
Tyco International Ltd.	7,882	203,277
		4,707,001
Machinery - 0.5%
Caterpillar, Inc.	11,600	847,728
Heidelberger Druckmaschinen AG	3,500	150,455
		998,183
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	6,100	479,704
Norfolk Southern Corp.	18,000	921,240
		1,400,944
Trading Companies & Distributors - 0.3%
MSC Industrial Direct Co., Inc. Class A	5,000	236,850
WESCO International, Inc. (a)	6,300	361,116
		597,966
TOTAL INDUSTRIALS		16,070,144
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 2.1%
Alcatel SA sponsored ADR (a)	11,100	149,850
CIENA Corp. (a)	71,560	287,671
Cisco Systems, Inc. (a)	66,700	1,350,008
Comverse Technology, Inc. (a)	9,000	258,840
Corning, Inc. (a)	10,100	246,541
Harris Corp.	8,600	392,848
Motorola, Inc.	16,200	346,680
Nokia Corp. sponsored ADR	5,600	104,048
Nortel Networks Corp. (a)	77,600	221,936
QUALCOMM, Inc.	20,600	972,526
		4,330,948
Computers & Peripherals - 2.5%
Advanced Digital Information Corp. (a)	21,800	188,788
Apple Computer, Inc. (a)	12,400	849,896
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell, Inc. (a)	13,000	$377,000
EMC Corp. (a)	53,800	754,276
Hewlett-Packard Co.	50,400	1,653,624
International Business Machines Corp.	11,700	938,808
Network Appliance, Inc. (a)	7,000	232,120
Sun Microsystems, Inc. (a)	62,100	258,957
		5,253,469
Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc. (a)	10,900	392,400
Amphenol Corp. Class A	13,640	685,137
Hoya Corp.	3,600	142,285
Murata Manufacturing Co. Ltd.	2,000	124,022
Nippon Electric Glass Co. Ltd.	3,000	72,446
		1,416,290
Internet Software & Services - 1.2%
eBay, Inc. (a)	23,400	937,404
Google, Inc. Class A (sub. vtg.) (a)	3,200	1,160,384
Yahoo!, Inc. (a)	8,500	272,510
		2,370,298
IT Services - 1.6%
Anteon International Corp. (a)	9,900	547,371
Cognizant Technology Solutions Corp. Class A (a)	5,300	305,333
First Data Corp.	19,500	880,035
Infosys Technologies Ltd.	2,251	143,828
NCI, Inc. Class A	18,500	258,260
Satyam Computer Services Ltd. sponsored ADR	7,500	308,625
SI International, Inc. (a)	14,600	475,376
SRA International, Inc. Class A (a)	13,100	452,212
		3,371,040
Office Electronics - 0.2%
Canon, Inc.	2,800	174,944
Neopost SA	2,100	210,161
		385,105
Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro Devices, Inc. (a)	8,100	313,227
Advanced Semiconductor Engineering, Inc.	183,000	151,045
Altera Corp. (a)	10,800	216,432
Analog Devices, Inc.	13,400	511,076
Applied Materials, Inc.	9,800	179,732
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ATI Technologies, Inc. (a)	9,000	$143,300
Broadcom Corp. Class A (a)	7,500	338,175
FormFactor, Inc. (a)	2,800	103,152
Intel Corp.	45,600	939,360
Intersil Corp. Class A	10,300	291,902
Marvell Technology Group Ltd. (a)	5,700	348,954
National Semiconductor Corp.	4,500	126,225
Q-Cells AG	700	71,105
Samsung Electronics Co. Ltd.	410	287,472
		4,021,157
Software - 2.1%
Adobe Systems, Inc.	10,900	420,958
Autodesk, Inc.	8,700	327,555
Mercury Interactive Corp. (a)	6,000	213,000
Microsoft Corp.	111,400	2,996,660
Oracle Corp. (a)	9,100	113,022
Red Hat, Inc. (a)	11,400	306,318
		4,377,513
TOTAL INFORMATION TECHNOLOGY		25,525,820
MATERIALS - 1.4%
Chemicals - 0.9%
Bayer AG	4,900	197,176
FMC Corp. (a)	240	14,594
Monsanto Co.	6,800	570,384
Nitto Denko Corp.	2,900	248,504
Praxair, Inc.	6,700	361,666
Shin-Etsu Chemical Co. Ltd.	2,400	127,361
Syngenta AG sponsored ADR	5,600	159,152
Tokuyama Corp.	4,000	59,490
		1,738,327
Metals & Mining - 0.5%
BHP Billiton Ltd. sponsored ADR	6,700	241,803
Carpenter Technology Corp.	1,800	150,462
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	9,400	$497,448
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	6,200	200,721
		1,090,434
TOTAL MATERIALS		2,828,761
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	34,500	951,855
Qwest Communications International, Inc. (a)	116,100	733,752
Verizon Communications, Inc.	54,700	1,843,390
		3,528,997
Wireless Telecommunication Services - 1.3%
America Movil SA de CV Series L sponsored ADR	4,400	152,812
American Tower Corp. Class A (a)	15,465	492,251
Crown Castle International Corp. (a)	14,600	457,710
MTN Group Ltd.	14,000	136,132
Nextel Partners, Inc. Class A (a)	9,100	255,346
Sprint Nextel Corp.	52,488	1,261,287
		2,755,538
TOTAL TELECOMMUNICATION SERVICES		6,284,535
UTILITIES - 1.0%
Electric Utilities - 0.6%
E.ON AG	2,700	300,024
E.ON AG sponsored ADR	9,600	355,584
Entergy Corp.	3,300	239,283
Exelon Corp.	7,500	428,325
		1,323,216
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc. (a)	4,600	198,950
TXU Corp.	10,600	555,334
		754,284
TOTAL UTILITIES		2,077,500
TOTAL COMMON STOCKS (Cost $132,256,672)		141,531,500
U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 3.88% to 4.37% 3/9/06 to 4/27/06 (e) (Cost $597,485)	$600,000	$597,492
Fixed-Income Funds - 17.0%
	Shares
Fidelity Floating Rate Central Investment Portfolio (f)	25,377	2,555,210
Fidelity High Income Central Investment Portfolio 1 (f)	155,833	15,240,419
Fidelity Tactical Income Central Investment Portfolio (f)	177,019	17,376,194
TOTAL FIXED-INCOME FUNDS (Cost $34,917,390)		35,171,823
Money Market Funds - 14.8%

Fidelity Cash Central Fund, 4.57% (b)	30,474,313	30,474,313
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	58,650	58,650
TOTAL MONEY MARKET FUNDS (Cost $30,532,963)		30,532,963
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $198,304,510)		207,833,778
NET OTHER ASSETS - (0.5)%		(1,057,141)
NET ASSETS - 100%		$206,776,637
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
35 S&P 500 Index Contracts	March 2006	$11,221,000	$92,590

The face value of futures purchased as a percentage of net assets - 5.4%
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
(e)Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $597,492.

(f)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$309,308
Fidelity Floating Rate Central Investment Portfolio	39,971
Fidelity High Income Central Investment Portfolio 1	273,403
Fidelity Securities Lending Cash Central Fund	2,344
Fidelity Tactical Income Central Investment Portfolio	200,342
Total	$825,368

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$2,543,537	$-	$-	$2,555,210	0.4%
Fidelity High Income Central Investment Portfolio 1	10,223,420	4,841,000	-	15,240,419	1.4%
Fidelity Tactical Income Central Investment Portfolio	17,312,467	-	-	17,376,194	0.5%
Total	$30,079,424	$4,841,000	$-	$35,171,823
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $198,899,727. Net unrealized appreciation aggregated $8,934,051, of which $12,802,746 related to appreciated investment securities and $3,868,695 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Balanced Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2006

AIG-QTLY-0406

1.797921.102

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 68.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc.	85,100	$1,380
LKQ Corp. (a)	44,600	982
		2,362
Automobiles - 0.1%
Coachmen Industries, Inc.	8,700	103
General Motors Corp. (e)	50,500	1,026
		1,129
Diversified Consumer Services - 0.0%
Carriage Services, Inc. Class A (a)	56,600	281
Service Corp. International (SCI)	73,900	588
		869
Hotels, Restaurants & Leisure - 1.3%
Applebee's International, Inc.	30,100	697
Boyd Gaming Corp.	19,400	848
Brinker International, Inc.	23,500	979
Buffalo Wild Wings, Inc. (a)	200	8
Carnival Corp. unit	19,000	981
Gaylord Entertainment Co. (a)	26,500	1,183
Greek Organization of Football Prognostics SA	23,600	897
Kerzner International Ltd. (a)	32,300	2,173
Kinki Nippon Tourist Co. Ltd. (e)	31,000	143
McDonald's Corp.	99,600	3,477
Outback Steakhouse, Inc.	31,800	1,330
Pinnacle Entertainment, Inc. (a)	22,000	617
Royal Caribbean Cruises Ltd.	43,500	1,917
Six Flags, Inc. (a)	16,700	176
Starwood Hotels & Resorts Worldwide, Inc. unit	18,600	1,181
Station Casinos, Inc.	13,100	897
WMS Industries, Inc. (a)	42,100	1,223
		18,727
Household Durables - 0.8%
Cyrela Brazil Realty SA	42,000	771
D.R. Horton, Inc.	52,900	1,804
Directed Electronics, Inc.	8,800	125
Interface, Inc. Class A (a)	127,788	1,416
KB Home	67,000	4,491
Leggett & Platt, Inc.	42,000	986
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Sony Corp. sponsored ADR	11,900	$558
Standard Pacific Corp.	26,700	877
		11,028
Internet & Catalog Retail - 0.0%
Insight Enterprises, Inc. (a)	8,682	187
Leisure Equipment & Products - 0.1%
Brunswick Corp.	29,700	1,165
Mattel, Inc.	5,300	89
		1,254
Media - 2.1%
Citadel Broadcasting Corp.	69,400	773
Clear Channel Communications, Inc.	44,200	1,251
E.W. Scripps Co. Class A	26,840	1,290
EchoStar Communications Corp. Class A (a)	71,019	2,086
Gannett Co., Inc.	3,400	211
Lagardere S.C.A. (Reg.)	10,200	789
Lamar Advertising Co. Class A (a)	65,300	3,332
Liberty Global, Inc.:
Class A	39,100	794
Class C (a)	46,900	910
Liberty Media Corp. Class A (a)	161,000	1,327
Live Nation, Inc. (a)	92,987	1,660
McGraw-Hill Companies, Inc.	21,800	1,157
News Corp. Class A	159,400	2,595
NTL, Inc. (a)	50,100	3,299
Omnicom Group, Inc.	14,250	1,137
Radio One, Inc. Class D (non-vtg.) (a)	49,100	409
Salem Communications Corp. Class A (a)	5,000	70
Telewest Global, Inc. (a)	49,000	1,169
TVN SA (a)	69,790	2,054
The Walt Disney Co.	100,900	2,824
		29,137
Multiline Retail - 0.5%
Dollar Tree Stores, Inc. (a)	20,400	559
Federated Department Stores, Inc.	27,500	1,954
Fred's, Inc. Class A	85,000	1,187
JCPenney Co., Inc.	23,800	1,396
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Lotte Shopping Co. Ltd. GDR (a)(f)	36,500	$785
Target Corp.	17,000	925
		6,806
Specialty Retail - 1.0%
Aeropostale, Inc. (a)	41,000	1,176
Best Buy Co., Inc.	24,150	1,301
Big 5 Sporting Goods Corp.	28,600	623
Circuit City Stores, Inc.	16,200	389
Daiki Co. Ltd.	14,900	186
Eddie Bauer Holdings, Inc. (a)	58,100	872
Foot Locker, Inc.	43,100	996
Gamestop Corp.:
Class A (a)	5,000	200
Class B (a)	3,400	124
Homac Corp.	15,500	265
Home Depot, Inc.	48,900	2,061
Kahma Co. Ltd.	4,400	118
OfficeMax, Inc.	20,300	595
Pacific Sunwear of California, Inc. (a)	50,800	1,210
RadioShack Corp.	6,900	135
Ross Stores, Inc.	23,000	651
Staples, Inc.	57,300	1,406
TJX Companies, Inc.	45,600	1,117
		13,425
TOTAL CONSUMER DISCRETIONARY		84,924
CONSUMER STAPLES - 3.6%
Beverages - 0.2%
Coca-Cola Enterprises, Inc.	19,100	375
Pepsi Bottling Group, Inc.	10,400	305
The Coca-Cola Co.	52,200	2,191
		2,871
Food & Staples Retailing - 0.8%
CVS Corp.	84,500	2,394
Kroger Co. (a)	49,800	998
Safeway, Inc.	72,500	1,762
Sysco Corp.	12,400	373
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart de Mexico SA de CV Series V	113,200	$324
Wal-Mart Stores, Inc.	126,300	5,729
		11,580
Food Products - 0.8%
Archer-Daniels-Midland Co.	19,000	603
Bunge Ltd.	20,400	1,156
Cadbury Schweppes PLC sponsored ADR	700	29
Corn Products International, Inc.	69,700	1,879
General Mills, Inc.	28,600	1,409
Global Bio-Chem Technology Group Co. Ltd.	1,226,000	695
Groupe Danone	9,000	1,041
Kellogg Co.	21,000	931
McCormick & Co., Inc. (non-vtg.)	17,000	558
Nestle SA (Reg.)	3,162	930
The J.M. Smucker Co.	16,300	644
TreeHouse Foods, Inc. (a)	32,980	744
Wm. Wrigley Jr. Co.	3,100	197
		10,816
Household Products - 0.5%
Colgate-Palmolive Co.	54,200	2,953
Procter & Gamble Co.	56,173	3,366
		6,319
Personal Products - 0.2%
Alberto-Culver Co.	18,800	859
Avon Products, Inc.	63,100	1,820
Playtex Products, Inc. (a)	18,700	196
		2,875
Tobacco - 1.1%
Altria Group, Inc.	213,920	15,381
TOTAL CONSUMER STAPLES		49,842
ENERGY - 8.3%
Energy Equipment & Services - 5.3%
Baker Hughes, Inc.	32,400	2,202
BJ Services Co.	86,100	2,696
GlobalSantaFe Corp.	30,400	1,682
Halliburton Co.	234,700	15,960
National Oilwell Varco, Inc. (a)	421,900	25,685
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	21,300	$1,574
Pride International, Inc. (a)	482,800	14,952
Schlumberger Ltd. (NY Shares)	17,500	2,013
Smith International, Inc.	18,600	720
Weatherford International Ltd. (a)	152,200	6,563
		74,047
Oil, Gas & Consumable Fuels - 3.0%
Alpha Natural Resources, Inc.	19,300	412
Cabot Oil & Gas Corp.	24,800	1,122
Canadian Natural Resources Ltd.	22,400	1,224
Chesapeake Energy Corp.	77,300	2,295
CONSOL Energy, Inc.	8,800	563
Double Hull Tankers, Inc.	27,300	365
El Paso Corp.	67,300	880
EnCana Corp.	29,600	1,224
Energy Partners Ltd. (a)	84,600	1,945
EXCO Resources, Inc.	47,500	608
Goodrich Petroleum Corp. (a)	16,300	394
Holly Corp.	32,500	1,940
Houston Exploration Co. (a)	19,700	1,139
International Coal Group, Inc. (a)	93,400	799
KCS Energy, Inc. (a)	8,200	194
KFX, Inc. (a)(e)	19,500	407
Maritrans, Inc.	19,500	444
Massey Energy Co.	19,400	722
McMoRan Exploration Co. (a)(e)	41,100	727
OMI Corp.	41,900	733
Overseas Shipholding Group, Inc.	6,200	314
Penn Virginia Corp.	22,900	1,416
Petroleum Development Corp. (a)	18,300	787
Plains Exploration & Production Co. (a)	28,400	1,157
Quicksilver Resources, Inc. (a)	53,500	1,943
Range Resources Corp.	83,550	1,999
Southwestern Energy Co. (a)	37,300	1,197
SXR Uranium One, Inc. (a)	17,500	123
SXR Uranium One, Inc. (a)(m)	119,600	758
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultra Petroleum Corp. (a)	16,800	$874
Valero Energy Corp.	226,500	12,183
		40,888
TOTAL ENERGY		114,935
FINANCIALS - 13.1%
Capital Markets - 1.8%
Affiliated Managers Group, Inc. (a)	4,400	433
American Capital Strategies Ltd.	16,300	582
Ameriprise Financial, Inc.	11,620	528
E*TRADE Financial Corp. (a)	183,100	4,684
Goldman Sachs Group, Inc.	11,000	1,554
Janus Capital Group, Inc.	4,200	92
Lazard Ltd.:
unit	19,100	663
Class A	37,000	1,424
Lehman Brothers Holdings, Inc.	15,900	2,321
Merrill Lynch & Co., Inc.	81,600	6,300
Morgan Stanley	11,500	686
Northern Trust Corp.	12,800	675
Piper Jaffray Companies (a)	39,500	1,962
State Street Corp.	24,200	1,512
TD Ameritrade Holding Corp.	53,000	1,153
UBS AG (Reg.)	72	8
		24,577
Commercial Banks - 2.6%
Banco Nossa Caixa SA	39,100	866
Bank of America Corp.	301,874	13,841
Bank of Baroda	25,488	131
China Construction Bank Corp. (H Shares)	3,548,000	1,658
Hanmi Financial Corp.	31,300	562
ICICI Bank Ltd. sponsored ADR	25,200	774
Nara Bancorp, Inc.	33,900	592
National Australia Bank Ltd.	16,600	450
Placer Sierra Bancshares	7,300	192
Preferred Bank, Los Angeles California	1,000	48
SVB Financial Group (a)	30,200	1,540
UCBH Holdings, Inc.	128,800	2,306
Uniao de Bancos Brasileiros SA (Unibanco) GDR	100	9
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Unicredito Italiano Spa	157,400	$1,146
UnionBanCal Corp.	14,000	967
Wachovia Corp.	125,600	7,042
Wells Fargo & Co.	23,400	1,502
Wilshire Bancorp, Inc.	57,300	1,103
Wintrust Financial Corp.	21,100	1,112
		35,841
Consumer Finance - 0.4%
American Express Co.	32,500	1,751
Capital One Financial Corp.	15,900	1,393
ORIX Corp.	1,730	458
SLM Corp.	40,200	2,268
		5,870
Diversified Financial Services - 1.9%
Citigroup, Inc.	239,200	11,092
JPMorgan Chase & Co.	356,280	14,657
The Nasdaq Stock Market, Inc. (a)	21,100	855
		26,604
Insurance - 3.6%
ACE Ltd.	93,300	5,200
AFLAC, Inc.	45,800	2,118
AMBAC Financial Group, Inc.	19,600	1,473
American International Group, Inc.	228,225	15,145
Aspen Insurance Holdings Ltd.	63,100	1,465
Axis Capital Holdings Ltd.	14,000	433
Covanta Holding Corp. (a)	73,700	1,279
Endurance Specialty Holdings Ltd.	24,400	769
Fidelity National Financial, Inc.	26,700	1,008
Hartford Financial Services Group, Inc.	35,600	2,933
IPC Holdings Ltd.	19,400	510
MBIA, Inc.	33,200	1,950
Montpelier Re Holdings Ltd.	48,500	836
Navigators Group, Inc. (a)	5,800	272
PartnerRe Ltd.	33,600	2,036
Platinum Underwriters Holdings Ltd.	34,300	1,050
PXRE Group Ltd.	93,900	319
Scottish Re Group Ltd.	160,700	4,018
Specialty Underwriters' Alliance, Inc. (a)	54,600	343
T&D Holdings, Inc.	7,900	590
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The St. Paul Travelers Companies, Inc.	49,398	$2,123
Universal American Financial Corp. (a)	32,200	488
USI Holdings Corp. (a)	63,500	911
Willis Group Holdings Ltd.	19,400	668
XL Capital Ltd. Class A	31,800	2,148
		50,085
Real Estate - 1.0%
Apartment Investment & Management Co. Class A	13,900	616
CBL & Associates Properties, Inc.	12,300	524
Developers Diversified Realty Corp.	3,500	176
Digital Realty Trust, Inc.	14,900	411
Duke Realty Corp.	13,900	488
Education Realty Trust, Inc.	18,725	228
Equity Lifestyle Properties, Inc.	4,100	196
Equity Office Properties Trust	26,400	830
Equity Residential (SBI)	14,300	648
General Growth Properties, Inc.	21,700	1,093
Highwoods Properties, Inc. (SBI)	8,900	288
Mitsui Fudosan Co. Ltd.	54,000	1,118
Pennsylvania (REIT) (SBI)	11,900	481
Reckson Associates Realty Corp.	15,000	614
The Mills Corp.	32,900	1,301
Trizec Properties, Inc.	42,300	1,027
United Dominion Realty Trust, Inc. (SBI)	99,576	2,664
Vornado Realty Trust	12,000	1,068
		13,771
Thrifts & Mortgage Finance - 1.8%
BankUnited Financial Corp. Class A	24,200	676
Countrywide Financial Corp.	53,700	1,852
Doral Financial Corp.	105,900	1,182
Fannie Mae	87,900	4,806
Fidelity Bankshares, Inc.	2,300	73
First Niagara Financial Group, Inc.	16,200	228
Freddie Mac	99,200	6,685
Golden West Financial Corp., Delaware	11,200	796
Hudson City Bancorp, Inc.	87,800	1,133
KNBT Bancorp, Inc.	16,800	266
MGIC Investment Corp.	9,300	593
NetBank, Inc.	150,672	1,123
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
NewAlliance Bancshares, Inc.	65,300	$927
R&G Financial Corp. Class B	103,300	1,218
Radian Group, Inc.	9,000	511
Sovereign Bancorp, Inc.	99,700	2,077
W Holding Co., Inc.	139,700	1,123
		25,269
TOTAL FINANCIALS		182,017
HEALTH CARE - 7.5%
Biotechnology - 1.0%
Amgen, Inc. (a)	19,400	1,465
Biogen Idec, Inc. (a)	28,900	1,366
Cephalon, Inc. (a)	38,500	3,060
Charles River Laboratories International, Inc. (a)	32,900	1,591
Genentech, Inc. (a)	12,500	1,071
Invitrogen Corp. (a)	17,600	1,248
MedImmune, Inc. (a)	24,800	905
OSI Pharmaceuticals, Inc. (a)	43,300	1,406
Seracare Life Sciences, Inc. (a)	13,400	150
Serologicals Corp. (a)	49,000	1,185
Vertex Pharmaceuticals, Inc. (a)	10,700	463
		13,910
Health Care Equipment & Supplies - 2.2%
Advanced Medical Optics, Inc. (a)	9,000	400
Alcon, Inc.	2,100	242
Aspect Medical Systems, Inc. (a)	41,300	1,106
Bausch & Lomb, Inc.	18,600	1,287
Baxter International, Inc.	105,000	3,974
Becton, Dickinson & Co.	24,300	1,552
Boston Scientific Corp. (a)	61,000	1,490
C.R. Bard, Inc.	31,500	2,063
CONMED Corp. (a)	26,900	521
Cooper Companies, Inc.	47,000	2,466
Cytyc Corp. (a)	21,400	617
Dade Behring Holdings, Inc.	74,500	2,718
Fisher Scientific International, Inc. (a)	22,300	1,520
Guidant Corp.	12,800	983
INAMED Corp. (a)	11,200	990
Inverness Medical Innovations, Inc. (a)	29,300	776
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Inverness Medical Innovations, Inc. (a)(m)	25,028	$597
Kinetic Concepts, Inc. (a)	19,400	720
Medtronic, Inc.	10,200	550
St. Jude Medical, Inc. (a)	9,100	415
Thermo Electron Corp. (a)	38,800	1,343
Varian, Inc. (a)	35,200	1,404
Waters Corp. (a)	63,600	2,718
		30,452
Health Care Providers & Services - 2.3%
Aetna, Inc.	28,400	1,448
American Retirement Corp. (a)	39,200	1,055
Cardinal Health, Inc.	27,200	1,975
Caremark Rx, Inc. (a)	26,000	1,294
CIGNA Corp.	2,500	307
Emdeon Corp. (a)	156,300	1,647
Health Net, Inc. (a)	51,000	2,445
Humana, Inc. (a)	32,400	1,674
IMS Health, Inc.	20,600	496
LifePoint Hospitals, Inc. (a)	7,400	230
Medco Health Solutions, Inc. (a)	29,300	1,633
Omnicare, Inc.	21,000	1,278
Psychiatric Solutions, Inc. (a)	8,900	294
Quest Diagnostics, Inc.	10,800	571
Sierra Health Services, Inc. (a)	18,800	784
Sunrise Senior Living, Inc. (a)	50,300	1,784
UnitedHealth Group, Inc.	188,560	10,980
WellPoint, Inc. (a)	34,600	2,657
		32,552
Pharmaceuticals - 2.0%
Allergan, Inc.	700	76
Atherogenics, Inc. (a)	68,700	1,107
Barr Pharmaceuticals, Inc. (a)	26,800	1,800
Endo Pharmaceuticals Holdings, Inc. (a)	5,200	164
Johnson & Johnson	131,400	7,575
MGI Pharma, Inc. (a)	52,000	917
New River Pharmaceuticals, Inc. (a)	13,400	410
Novartis AG sponsored ADR	64,800	3,451
Pfizer, Inc.	114,250	2,992
Schering-Plough Corp.	57,700	1,067
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	68,800	$2,889
Wyeth	100,100	4,985
		27,433
TOTAL HEALTH CARE		104,347
INDUSTRIALS - 8.5%
Aerospace & Defense - 1.5%
EADS NV	29,800	1,093
General Dynamics Corp.	21,100	2,601
Hexcel Corp. (a)	61,800	1,330
Honeywell International, Inc.	96,500	3,952
L-3 Communications Holdings, Inc.	13,100	1,089
Lockheed Martin Corp.	21,700	1,581
Meggitt PLC	138,142	904
Precision Castparts Corp.	41,150	2,183
Raytheon Co.	39,900	1,732
Rockwell Collins, Inc.	25,900	1,377
United Technologies Corp.	47,900	2,802
		20,644
Air Freight & Logistics - 0.3%
EGL, Inc. (a)	37,040	1,498
FedEx Corp.	10,800	1,158
Forward Air Corp.	3,500	124
UTI Worldwide, Inc.	10,000	1,046
		3,826
Airlines - 0.6%
ACE Aviation Holdings, Inc. Class A (a)	48,100	1,418
AirTran Holdings, Inc. (a)	243,600	4,331
Frontier Airlines, Inc. (a)	293,200	2,111
US Airways Group, Inc. (a)	3,414	113
		7,973
Building Products - 0.1%
Masco Corp.	51,300	1,600
Commercial Services & Supplies - 0.5%
Banta Corp.	9,800	477
Cendant Corp.	115,100	1,913
Cintas Corp.	14,100	579
DiamondCluster International, Inc. (a)	70,028	684
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Kforce, Inc. (a)	51,305	$621
PICO Holdings, Inc. (a)	5,100	172
The Brink's Co.	36,400	1,783
		6,229
Construction & Engineering - 1.4%
Chicago Bridge & Iron Co. NV (NY Shares)	69,500	1,701
Fluor Corp.	85,700	7,396
Hyundai Engineering & Construction Co. Ltd. (a)	21,210	1,023
Infrasource Services, Inc. (a)	33,700	602
McDermott International, Inc. (a)	13,000	670
Perini Corp. (a)	70,100	2,130
Punj Lloyd Ltd.	11,062	269
Shaw Group, Inc. (a)	106,900	3,565
URS Corp. (a)	50,300	2,193
Washington Group International, Inc.	5,100	298
		19,847
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	8,300	695
GrafTech International Ltd. (a)	20,800	106
Rockwell Automation, Inc.	2,400	164
		965
Industrial Conglomerates - 1.9%
3M Co.	26,500	1,950
General Electric Co.	558,500	18,358
Smiths Group PLC	87,035	1,434
Tyco International Ltd.	189,100	4,877
		26,619
Machinery - 0.6%
Atlas Copco AB (B Shares)	60,600	1,379
Briggs & Stratton Corp.	37,300	1,323
Danaher Corp.	21,500	1,302
Deere & Co.	22,200	1,693
Ingersoll-Rand Co. Ltd. Class A	13,800	566
SPX Corp.	34,300	1,689
Timken Co.	22,000	631
		8,583
Marine - 0.1%
Alexander & Baldwin, Inc.	32,200	1,569
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	36,500	$2,870
Canadian National Railway Co.	12,600	590
Laidlaw International, Inc.	122,000	3,367
Norfolk Southern Corp.	65,200	3,337
		10,164
Trading Companies & Distributors - 0.6%
UAP Holding Corp.	54,300	1,182
United Rentals, Inc. (a)	16,000	522
WESCO International, Inc. (a)	119,800	6,867
		8,571
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	42,700	1,230
TOTAL INDUSTRIALS		117,820
INFORMATION TECHNOLOGY - 11.0%
Communications Equipment - 0.9%
Andrew Corp. (a)	58,500	793
Avocent Corp. (a)	2,100	70
Dycom Industries, Inc. (a)	136,800	2,921
Harris Corp.	34,300	1,567
Juniper Networks, Inc. (a)	36,200	666
Lucent Technologies, Inc. (a)	60,900	171
MasTec, Inc. (a)	144,200	1,867
Motorola, Inc.	102,700	2,198
Nortel Networks Corp. (a)	430,200	1,230
QUALCOMM, Inc.	28,500	1,345
		12,828
Computers & Peripherals - 1.4%
EMC Corp. (a)	111,100	1,558
Hewlett-Packard Co.	56,900	1,867
Intermec, Inc. (a)	8,300	255
Maxtor Corp. (a)	521,400	5,005
McDATA Corp. Class A (a)	94,800	419
NCR Corp. (a)	37,000	1,483
SanDisk Corp. (a)	14,400	869
Seagate Technology	177,900	4,727
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Sun Microsystems, Inc. (a)	268,200	$1,118
Western Digital Corp. (a)	99,200	2,207
		19,508
Electronic Equipment & Instruments - 2.0%
Agilent Technologies, Inc. (a)	82,900	2,984
Avnet, Inc. (a)	64,900	1,631
Bell Microproducts, Inc. (a)	27,200	163
Benchmark Electronics, Inc. (a)	35,500	1,250
Celestica, Inc. (sub. vtg.) (a)	184,300	1,998
Flextronics International Ltd. (a)	455,000	4,909
Hon Hai Precision Industry Co. Ltd. (Foxconn) unit	152,105	1,909
Ibiden Co. Ltd.	11,100	522
Ingram Micro, Inc. Class A (a)	97,800	1,934
KEMET Corp. (a)	27,600	246
Littelfuse, Inc. (a)	17,700	509
Mettler-Toledo International, Inc. (a)	18,800	1,139
Molex, Inc.	30,700	977
Solectron Corp. (a)	885,700	3,197
Symbol Technologies, Inc.	240,700	2,797
Tektronix, Inc.	36,800	1,133
Vishay Intertechnology, Inc. (a)	77,500	1,125
		28,423
Internet Software & Services - 0.6%
eBay, Inc. (a)	41,900	1,679
Google, Inc. Class A (sub. vtg.) (a)	10,200	3,699
Yahoo!, Inc. (a)	75,200	2,411
		7,789
IT Services - 0.4%
Alliance Data Systems Corp. (a)	28,400	1,229
Ceridian Corp. (a)	76,900	1,989
First Data Corp.	51,500	2,324
Wright Express Corp.	7,000	168
		5,710
Office Electronics - 0.2%
Xerox Corp. (a)	184,700	2,752
Semiconductors & Semiconductor Equipment - 3.9%
Agere Systems, Inc. (a)	249,400	3,349
AMIS Holdings, Inc. (a)	60,500	522
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Amkor Technology, Inc. (a)	155,500	$1,381
Analog Devices, Inc.	17,600	671
Applied Materials, Inc.	11,000	202
Applied Micro Circuits Corp. (a)	122,500	442
Asat Holdings Ltd. sponsored ADR (a)	100,900	116
ASM International NV (Nasdaq) (a)	54,900	1,020
ASML Holding NV (NY Shares) (a)	108,500	2,244
ATI Technologies, Inc. (a)	65,600	1,044
ATMI, Inc. (a)	136,100	4,087
Axcelis Technologies, Inc. (a)	294,600	2,036
Cascade Microtech, Inc. (a)	2,300	30
Credence Systems Corp. (a)	108,800	942
Cymer, Inc. (a)	44,900	2,020
Cypress Semiconductor Corp. (a)	70,600	1,254
DSP Group, Inc. (a)	39,100	1,052
Entegris, Inc. (a)	25,400	266
Fairchild Semiconductor International, Inc. (a)	169,400	2,944
Freescale Semiconductor, Inc.:
Class A (a)	153,180	4,119
Class B (a)	320,660	8,671
Integrated Device Technology, Inc. (a)	33,000	490
Linear Technology Corp.	16,100	593
LTX Corp. (a)	255,300	1,445
Microchip Technology, Inc.	25,900	912
National Semiconductor Corp.	146,200	4,101
Rudolph Technologies, Inc. (a)	76,035	1,253
Samsung Electronics Co. Ltd.	5,060	3,548
Silicon Laboratories, Inc. (a)	33,400	1,603
Teradyne, Inc. (a)	86,500	1,452
		53,809
Software - 1.6%
Activision, Inc. (a)	51,000	638
Amdocs Ltd. (a)	23,600	782
BEA Systems, Inc. (a)	192,900	2,213
Cognos, Inc. (a)	51,100	1,964
FileNET Corp. (a)	27,500	708
Hyperion Solutions Corp. (a)	41,750	1,401
JDA Software Group, Inc. (a)	43,276	594
Macrovision Corp. (a)	58,000	1,172
McAfee, Inc. (a)	52,500	1,221
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	261,200	$7,026
Nintendo Co. Ltd.	6,900	1,014
Oracle Corp. (a)	32,300	401
Symantec Corp. (a)	72,192	1,219
Take-Two Interactive Software, Inc. (a)	90,100	1,404
		21,757
TOTAL INFORMATION TECHNOLOGY		152,576
MATERIALS - 4.8%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	24,000	1,540
Airgas, Inc.	49,100	1,787
Albemarle Corp.	46,200	1,961
Ashland, Inc.	61,200	3,995
Celanese Corp. Class A	102,700	2,198
Chemtura Corp.	234,300	2,596
Cytec Industries, Inc.	28,000	1,494
Georgia Gulf Corp.	38,300	1,099
Israel Chemicals Ltd.	178,000	669
Monsanto Co.	35,200	2,953
Mosaic Co. (a)	167,600	2,665
Praxair, Inc.	29,400	1,587
Rhodia SA (a)	581,977	1,499
Spartech Corp.	50,100	1,212
		27,255
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	11,200	1,092
Rinker Group Ltd.	48,400	643
Texas Industries, Inc.	29,600	1,796
		3,531
Containers & Packaging - 0.6%
Ball Corp.	8,400	358
Owens-Illinois, Inc. (a)	187,300	3,510
Pactiv Corp. (a)	130,600	2,995
Smurfit-Stone Container Corp. (a)	89,417	1,173
		8,036
Metals & Mining - 1.9%
Agnico-Eagle Mines Ltd.	48,700	1,244
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Alcoa, Inc.	160,500	$4,706
Allegheny Technologies, Inc.	32,900	1,662
Boliden AB	47,000	584
Chaparral Steel Co. (a)	9,000	412
Compass Minerals International, Inc.	58,700	1,465
Falconbridge Ltd. (e)	78,444	2,537
Goldcorp, Inc.	89,800	2,288
IPSCO, Inc.	7,400	713
Meridian Gold, Inc. (a)	116,100	2,933
Newmont Mining Corp.	5,500	291
Oregon Steel Mills, Inc. (a)	34,000	1,288
RTI International Metals, Inc. (a)	20,100	845
Stillwater Mining Co. (a)	102,000	1,327
Teck Cominco Ltd. Class B (sub. vtg.)	29,700	1,857
Titanium Metals Corp. (a)	36,800	1,510
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	20,000	647
		26,309
Paper & Forest Products - 0.2%
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	65,800	971
Weyerhaeuser Co.	20,400	1,393
		2,364
TOTAL MATERIALS		67,495
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	386,984	10,677
BellSouth Corp.	31,800	1,004
Covad Communications Group, Inc. (a)	1,116,688	1,452
Verizon Communications, Inc.	293,700	9,898
		23,031
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A (a)	272,780	8,683
Bharti Televentures Ltd. (a)	28,091	246
Crown Castle International Corp. (a)	84,800	2,658
Leap Wireless International, Inc. (a)	2,900	122
Nextel Partners, Inc. Class A (a)	27,000	758
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc. (a)	37,500	$1,921
Sprint Nextel Corp.	144,099	3,463
		17,851
TOTAL TELECOMMUNICATION SERVICES		40,882
UTILITIES - 2.2%
Electric Utilities - 0.6%
E.ON AG	10,400	1,156
Edison International	12,100	537
Entergy Corp.	17,600	1,276
Exelon Corp.	61,000	3,484
ITC Holdings Corp.	11,800	308
PPL Corp.	38,200	1,215
		7,976
Independent Power Producers & Energy Traders - 1.1%
AES Corp. (a)	367,200	6,353
Dynegy, Inc. Class A (a)	2,100	11
NRG Energy, Inc. (a)	26,800	1,159
TXU Corp.	136,600	7,156
		14,679
Multi-Utilities - 0.5%
CMS Energy Corp. (a)	121,300	1,708
Dominion Resources, Inc.	40,900	3,072
PG&E Corp.	43,400	1,651
Public Service Enterprise Group, Inc.	18,300	1,270
		7,701
TOTAL UTILITIES		30,356
TOTAL COMMON STOCKS (Cost $820,251)		945,194
Convertible Preferred Stocks - 0.2%
	Shares	Value (000s)
FINANCIALS - 0.1%
Insurance - 0.1%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	7,600	$231
XL Capital Ltd. 6.50%	46,900	1,057
		1,288
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	8,700	362
UTILITIES - 0.1%
Electric Utilities - 0.1%
Entergy Corp. 7.625%	13,200	683
Independent Power Producers & Energy Traders - 0.0%
NRG Energy, Inc. Series A, 5.75%	1,400	326
TOTAL UTILITIES		1,009
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,574)		2,659
Corporate Bonds - 8.2%
	Principal Amount (000s)
Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co. 6% 7/2/08	$1,040	1,369
Nonconvertible Bonds - 8.1%
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.0%
Delco Remy International, Inc. 9.375% 4/15/12	295	116
Automobiles - 0.2%
Ford Motor Co.:
6.625% 10/1/28	215	144
7.45% 7/16/31	965	685
General Motors Corp. 8.375% 7/15/33	2,005	1,419
		2,248
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	200	205
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13	$390	$391
Mandalay Resort Group 6.5% 7/31/09	380	382
MGM MIRAGE 5.875% 2/27/14	460	443
Six Flags, Inc.:
9.625% 6/1/14	50	51
9.75% 4/15/13	55	56
		1,323
Household Durables - 0.0%
Fortune Brands, Inc. 5.125% 1/15/11	700	692
Media - 0.8%
AOL Time Warner, Inc.:
6.875% 5/1/12	160	170
7.625% 4/15/31	500	569
Cablevision Systems Corp.:
8% 4/15/12	50	49
8.7163% 4/1/09 (j)	450	464
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	370	374
Comcast Corp.:
4.95% 6/15/16	550	514
6.45% 3/15/37	665	665
Cox Communications, Inc. 7.125% 10/1/12	1,260	1,345
CSC Holdings, Inc. 7.625% 4/1/11	408	411
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	215	238
EchoStar DBS Corp. 7.125% 2/1/16 (f)	70	69
Houghton Mifflin Co. 9.875% 2/1/13	675	727
Liberty Media Corp.:
5.7% 5/15/13	850	798
8.25% 2/1/30	800	803
News America Holdings, Inc. 7.75% 12/1/45	510	591
News America, Inc. 6.2% 12/15/34	990	979
Time Warner Entertainment Co. LP 8.375% 7/15/33	1,200	1,441
Time Warner, Inc. 6.625% 5/15/29	655	673
		10,880
Multiline Retail - 0.1%
The May Department Stores Co. 6.7% 7/15/34	790	845
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.0%
Asbury Automotive Group, Inc. 8% 3/15/14	$355	$355
Sonic Automotive, Inc. 8.625% 8/15/13	475	475
		830
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. 9.28% 4/1/12 (j)	130	134
TOTAL CONSUMER DISCRETIONARY		17,273
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (f)	585	560
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (f)(j)	555	567
Personal Products - 0.0%
Avon Products, Inc. 5.125% 1/15/11	530	525
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	290	315
TOTAL CONSUMER STAPLES		1,967
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	95	95
Petronas Capital Ltd. 7% 5/22/12 (f)	1,045	1,138
Seabulk International, Inc. 9.5% 8/15/13	430	479
		1,712
Oil, Gas & Consumable Fuels - 0.9%
Amerada Hess Corp. 6.65% 8/15/11	220	233
Chesapeake Energy Corp. 7.5% 6/15/14	220	234
Duke Capital LLC:
4.37% 3/1/09	100	97
6.75% 2/15/32	570	622
El Paso Corp.:
6.5% 5/15/06 (f)	135	135
7.625% 9/1/08 (f)	310	320
7.75% 6/15/10 (f)	770	802
7.875% 6/15/12	345	365
Empresa Nacional de Petroleo 6.75% 11/15/12 (f)	730	778
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EnCana Holdings Finance Corp. 5.8% 5/1/14	$385	$398
Enterprise Products Operating LP 5.75% 3/1/35	500	468
Kinder Morgan Energy Partners LP:
5.125% 11/15/14	220	213
5.8% 3/15/35	500	478
Markwest Energy Partners LP/ Markwest Energy Finance Corp. 6.875% 11/1/14 (f)	40	38
Massey Energy Co. 6.875% 12/15/13 (f)	120	121
Nexen, Inc. 5.875% 3/10/35	875	865
Pemex Project Funding Master Trust:
6.125% 8/15/08	2,000	2,036
6.625% 6/15/35 (f)	600	626
6.625% 6/15/35	1,130	1,179
7.875% 2/1/09 (j)	1,200	1,277
Talisman Energy, Inc. 5.85% 2/1/37	360	359
		11,644
TOTAL ENERGY		13,356
FINANCIALS - 2.5%
Capital Markets - 0.4%
Goldman Sachs Group, Inc. 6.6% 1/15/12	2,345	2,492
Lazard Group LLC 7.125% 5/15/15	900	948
Merrill Lynch & Co., Inc. 4.25% 2/8/10	1,230	1,191
Morgan Stanley 6.6% 4/1/12	900	956
		5,587
Commercial Banks - 0.4%
Bank of America Corp. 7.4% 1/15/11	2,030	2,214
Korea Development Bank 3.875% 3/2/09	1,000	961
Wachovia Bank NA 4.875% 2/1/15	1,695	1,631
Wachovia Corp. 4.875% 2/15/14	120	116
		4,922
Consumer Finance - 0.3%
Capital One Bank 6.5% 6/13/13	750	793
Capital One Financial Corp. 5.5% 6/1/15	500	494
Ford Motor Credit Co. 7.375% 2/1/11	1,250	1,127
General Motors Acceptance Corp.:
6.75% 12/1/14	240	214
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp.: - continued
6.875% 9/15/11	$95	$86
6.875% 8/28/12	40	36
8% 11/1/31	115	106
Household International, Inc. 5.836% 2/15/08	850	859
MBNA America Bank NA 7.125% 11/15/12	200	221
MBNA Corp. 7.5% 3/15/12	325	362
		4,298
Diversified Financial Services - 0.4%
Alliance Capital Management LP 5.625% 8/15/06	1,020	1,022
Citigroup, Inc. 5% 9/15/14	1,250	1,223
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,525	2,488
Prime Property Funding, Inc. 5.125% 6/1/15 (f)	755	721
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	515	511
		5,965
Insurance - 0.1%
Axis Capital Holdings Ltd. 5.75% 12/1/14	1,000	993
Marsh & McLennan Companies, Inc. 5.75% 9/15/15	480	481
Principal Life Global Funding I 6.25% 2/15/12 (f)	490	513
		1,987
Real Estate - 0.7%
Archstone Smith Operating Trust 5.25% 5/1/15	1,005	986
BRE Properties, Inc. 5.95% 3/15/07	1,500	1,503
CarrAmerica Realty Corp.:
5.125% 9/1/11	1,250	1,216
5.5% 12/15/10	550	544
Colonial Properties Trust 5.5% 10/1/15	1,100	1,068
Developers Diversified Realty Corp.:
5% 5/3/10	525	514
5.25% 4/15/11	305	299
5.375% 10/15/12	220	217
EOP Operating LP:
4.65% 10/1/10	750	723
7% 7/15/11	1,250	1,331
Simon Property Group LP:
5.1% 6/15/15	705	681
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
Simon Property Group LP: - continued
5.625% 8/15/14	$975	$978
Ventas Realty LP/Ventas Capital Corp. 6.5% 6/1/16 (f)	110	110
		10,170
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc. 4% 3/22/11	715	669
Independence Community Bank Corp. 3.75% 4/1/14 (j)	750	715
Residential Capital Corp. 6.875% 6/30/15	170	178
Washington Mutual, Inc. 4.625% 4/1/14	1,000	934
		2,496
TOTAL FINANCIALS		35,425
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc. 7.25% 3/15/15	830	840
HCA, Inc. 6.375% 1/15/15	300	300
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	25	26
Psychiatric Solutions, Inc. 7.75% 7/15/15	115	118
Skilled Healthcare Group, Inc. 11% 1/15/14 (f)	50	52
		1,336
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (f)	655	638
Bombardier, Inc.:
6.3% 5/1/14 (f)	780	704
7.45% 5/1/34 (f)	260	225
		1,567
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates:
6.978% 10/1/12	138	142
7.024% 4/15/11	475	493
7.377% 5/23/19	322	287
7.379% 11/23/17	155	138
7.858% 4/1/13	705	754
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	$427	$425
6.795% 2/2/20	600	570
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	555	556
7.711% 9/18/11	35	30
10.06% 1/2/16 (d)	130	85
Northwest Airlines, Inc. 7.875% 3/15/08 (d)	1,375	495
		3,975
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc. 8.5% 12/1/08	398	420
Corrections Corp. of America 6.75% 1/31/14	40	41
IKON Office Solutions, Inc. 7.75% 9/15/15 (f)	30	30
		491
Industrial Conglomerates - 0.1%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (f)	280	294
Hutchison Whampoa International 03/33 Ltd. 7.45% 11/24/33 (f)	510	590
		884
Machinery - 0.0%
Invensys PLC 9.875% 3/15/11 (f)	325	337
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	276	301
Road & Rail - 0.0%
Hertz Corp.:
8.875% 1/1/14 (f)	130	135
10.5% 1/1/16 (f)	80	86
		221
TOTAL INDUSTRIALS		7,776
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
L-3 Communications Corp. 6.125% 1/15/14	425	417
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.0%
Sanmina-SCI Corp. 8.125% 3/1/16	$70	$71
IT Services - 0.0%
SunGard Data Systems, Inc.:
9.125% 8/15/13 (f)	190	202
9.4306% 8/15/13 (f)(j)	110	116
		318
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27	710	733
Xerox Corp. 7.125% 6/15/10	405	419
		1,152
Semiconductors & Semiconductor Equipment - 0.2%
Amkor Technology, Inc. 9.25% 2/15/08	70	71
Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15	985	992
Freescale Semiconductor, Inc.:
7.125% 7/15/14	360	381
7.35% 7/15/09 (j)	350	359
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8% 12/15/14	30	29
		1,832
TOTAL INFORMATION TECHNOLOGY		3,790
MATERIALS - 0.3%
Chemicals - 0.1%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	332	370
Lyondell Chemical Co. 9.5% 12/15/08	485	505
		875
Construction Materials - 0.0%
RMCC Acquisition Co. 9.5% 11/1/12 (f)	455	464
Containers & Packaging - 0.1%
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	240	251
8.75% 11/15/12	340	366
Owens-Illinois, Inc. 8.1% 5/15/07	250	255
		872
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.0%
Newmont Mining Corp. 5.875% 4/1/35	$590	$580
Paper & Forest Products - 0.1%
Georgia-Pacific Corp. 9.5% 12/1/11	560	612
International Paper Co. 4.25% 1/15/09	315	305
		917
TOTAL MATERIALS		3,708
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
AT&T Broadband Corp. 8.375% 3/15/13	500	573
BellSouth Capital Funding Corp. 7.875% 2/15/30	580	691
British Telecommunications PLC 8.875% 12/15/30	1,250	1,651
Qwest Corp.:
7.7413% 6/15/13 (f)(j)	710	774
8.875% 3/15/12	365	409
SBC Communications, Inc.:
6.15% 9/15/34	750	747
6.45% 6/15/34	415	428
Sprint Capital Corp.:
6.875% 11/15/28	850	926
8.375% 3/15/12	670	770
Telecom Italia Capital:
4.95% 9/30/14	565	531
5.25% 11/15/13	1,300	1,255
Verizon Global Funding Corp. 5.85% 9/15/35	1,225	1,157
Verizon New York, Inc. 6.875% 4/1/12	225	236
		10,148
Wireless Telecommunication Services - 0.2%
America Movil SA de CV 4.125% 3/1/09	400	387
AT&T Wireless Services, Inc. 7.875% 3/1/11	255	283
Intelsat Ltd.:
6.5% 11/1/13	120	91
9.6094% 1/15/12 (f)(j)	340	347
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Communications, Inc.:
6.375% 3/1/14	$595	$600
7.6163% 12/15/10 (j)	220	227
		1,935
TOTAL TELECOMMUNICATION SERVICES		12,083
UTILITIES - 1.1%
Electric Utilities - 0.5%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	805	813
Exelon Corp.:
4.9% 6/15/15	1,070	1,016
5.625% 6/15/35	115	110
6.75% 5/1/11	560	592
FirstEnergy Corp. 6.45% 11/15/11	515	539
Mirant Americas Generation LLC 8.3% 5/1/11	50	52
Niagara Mohawk Power Corp. 8.875% 5/15/07	650	679
Progress Energy, Inc. 7.1% 3/1/11	1,350	1,444
TXU Energy Co. LLC 7% 3/15/13	1,485	1,578
		6,823
Gas Utilities - 0.2%
Sonat, Inc. 6.75% 10/1/07	115	116
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,495	1,609
Transcontinental Gas Pipe Line Corp. 6.25% 1/15/08	485	492
		2,217
Independent Power Producers & Energy Traders - 0.2%
AES Corp.:
8.75% 5/15/13 (f)	670	726
9.5% 6/1/09	452	488
Constellation Energy Group, Inc. 7% 4/1/12	1,110	1,202
Mirant North America LLC / Mirant North America Finance Corp. 7.375% 12/31/13 (f)	50	51
NRG Energy, Inc.:
7.25% 2/1/14	210	215
7.375% 2/1/16	260	268
		2,950
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.2%
CMS Energy Corp.:
8.5% 4/15/11	$500	$546
8.9% 7/15/08	560	599
Dominion Resources, Inc.:
4.75% 12/15/10	770	746
5.95% 6/15/35	555	539
6.25% 6/30/12	930	963
		3,393
TOTAL UTILITIES		15,383
TOTAL NONCONVERTIBLE BONDS		112,097
TOTAL CORPORATE BONDS (Cost $113,291)		113,466
U.S. Government and Government Agency Obligations - 6.7%

U.S. Government Agency Obligations - 1.8%
Fannie Mae:
3.25% 1/15/08	1,839	1,785
3.25% 8/15/08	560	539
3.25% 2/15/09	1,684	1,607
3.375% 12/15/08	190	182
6.25% 2/1/11	7,310	7,639
Freddie Mac:
4% 6/12/13	2,342	2,201
5.75% 1/15/12	2,360	2,455
5.875% 3/21/11	5,505	5,685
6.625% 9/15/09	2,160	2,276
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-A, 7.12% 4/15/06	25	25
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		24,394
U.S. Treasury Inflation Protected Obligations - 2.1%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	5,221	5,548
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - continued
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	$5,195	$4,982
2% 1/15/14	18,642	18,644
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		29,174
U.S. Treasury Obligations - 2.8%
U.S. Treasury Bonds 6.25% 5/15/30	8,050	9,916
U.S. Treasury Notes:
3.375% 12/15/08	14,000	13,535
4.25% 8/15/13	7,626	7,451
4.75% 5/15/14	8,335	8,410
TOTAL U.S. TREASURY OBLIGATIONS		39,312
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $93,718)		92,880
U.S. Government Agency - Mortgage Securities - 10.6%

Fannie Mae - 9.9%
3.477% 4/1/34 (j)	161	160
3.725% 1/1/35 (j)	109	107
3.756% 12/1/34 (j)	90	88
3.757% 10/1/33 (j)	68	67
3.791% 12/1/34 (j)	16	16
3.792% 6/1/34 (j)	350	336
3.824% 6/1/33 (j)	55	54
3.825% 1/1/35 (j)	75	74
3.847% 1/1/35 (j)	220	216
3.864% 10/1/33 (j)	1,575	1,542
3.869% 1/1/35 (j)	123	122
3.901% 10/1/34 (j)	83	82
3.912% 5/1/34 (j)	21	22
3.917% 12/1/34 (j)	59	59
3.959% 1/1/35 (j)	92	91
3.971% 5/1/33 (j)	28	28
3.982% 12/1/34 (j)	74	73
3.982% 12/1/34 (j)	98	97
3.983% 12/1/34 (j)	480	477
3.988% 1/1/35 (j)	55	55
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.008% 12/1/34 (j)	$54	$53
4.012% 2/1/35 (j)	59	59
4.034% 2/1/35 (j)	58	58
4.04% 10/1/18 (j)	75	73
4.05% 12/1/34 (j)	138	137
4.05% 1/1/35 (j)	56	55
4.05% 1/1/35 (j)	41	41
4.064% 4/1/33 (j)	25	25
4.082% 1/1/35 (j)	120	118
4.089% 2/1/35 (j)	115	114
4.09% 2/1/35 (j)	39	39
4.1% 2/1/35 (j)	39	39
4.109% 1/1/35 (j)	131	130
4.109% 2/1/35 (j)	232	230
4.114% 11/1/34 (j)	112	110
4.122% 1/1/35 (j)	240	238
4.123% 2/1/35 (j)	146	144
4.126% 1/1/35 (j)	123	122
4.144% 1/1/35 (j)	202	200
4.16% 2/1/35 (j)	133	132
4.172% 1/1/35 (j)	251	248
4.176% 11/1/34 (j)	27	27
4.177% 1/1/35 (j)	111	110
4.178% 1/1/35 (j)	149	145
4.188% 10/1/34 (j)	201	201
4.215% 3/1/34 (j)	62	61
4.25% 2/1/35 (j)	86	84
4.26% 1/1/35 (j)	75	74
4.268% 2/1/35 (j)	54	53
4.285% 8/1/33 (j)	153	151
4.286% 3/1/35 (j)	79	78
4.291% 7/1/34 (j)	57	57
4.315% 3/1/33 (j)	42	41
4.326% 5/1/35 (j)	109	108
4.327% 12/1/34 (j)	38	38
4.348% 1/1/35 (j)	87	86
4.359% 4/1/35 (j)	39	39
4.361% 2/1/34 (j)	181	179
4.375% 1/1/35 (j)	93	91
4.393% 2/1/35 (j)	125	123
4.404% 5/1/35 (j)	200	197
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.434% 3/1/35 (j)	$110	$108
4.437% 10/1/34 (j)	383	382
4.44% 4/1/34 (j)	114	113
4.464% 8/1/34 (j)	236	233
4.477% 1/1/35 (j)	110	109
4.48% 5/1/35 (j)	81	80
4.496% 3/1/35 (j)	250	245
4.5% 4/1/18 to 12/1/33	21,924	20,968
4.5% 3/1/21 (g)	1,313	1,276
4.5% 3/1/21 (g)	2,000	1,944
4.5% 3/1/21 (g)	4,450	4,325
4.507% 8/1/34 (j)	440	440
4.522% 3/1/35 (j)	229	225
4.537% 2/1/35 (j)	69	68
4.539% 2/1/35 (j)	497	495
4.545% 7/1/35 (j)	240	237
4.567% 2/1/35 (j)	46	46
4.586% 2/1/35 (j)	736	725
4.598% 2/1/35 (j)	232	229
4.628% 11/1/34 (j)	249	246
4.667% 11/1/34 (j)	275	271
4.687% 3/1/35 (j)	625	624
4.717% 3/1/35 (j)	122	121
4.727% 1/1/35 (j)	281	279
4.729% 7/1/34 (j)	228	226
4.74% 10/1/34 (j)	257	254
4.795% 12/1/34 (j)	189	187
4.811% 12/1/32 (j)	108	109
4.816% 12/1/34 (j)	74	73
4.844% 11/1/34 (j)	200	198
4.873% 10/1/34 (j)	713	709
5% 12/1/16 to 8/1/35	33,563	32,821
5% 3/1/21 (g)	398	393
5.104% 5/1/35 (j)	493	492
5.172% 5/1/35 (j)	245	244
5.196% 6/1/35 (j)	361	359
5.5% 2/1/11 to 11/1/33	9,691	9,730
5.5% 3/1/36 (g)	32,551	32,266
6% 3/1/13 to 3/1/33	6,616	6,691
6.5% 4/1/11 to 9/1/32	8,749	8,993
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7% 12/1/23 to 4/1/29	$99	$103
7.5% 6/1/25 to 4/1/29	1,687	1,769
TOTAL FANNIE MAE		137,480
Freddie Mac - 0.3%
4.055% 12/1/34 (j)	90	89
4.114% 12/1/34 (j)	105	103
4.168% 1/1/35 (j)	361	355
4.278% 3/1/35 (j)	115	114
4.294% 5/1/35 (j)	203	200
4.303% 12/1/34 (j)	123	121
4.361% 2/1/35 (j)	231	229
4.363% 3/1/35 (j)	157	153
4.384% 2/1/35 (j)	208	203
4.44% 2/1/34 (j)	117	115
4.446% 3/1/35 (j)	117	114
4.462% 6/1/35 (j)	172	170
4.481% 3/1/35 (j)	131	128
4.488% 3/1/35 (j)	667	654
4.554% 2/1/35 (j)	170	168
5.012% 4/1/35 (j)	616	614
5.327% 8/1/33 (j)	49	50
5.346% 6/1/35 (j)	293	291
6% 5/1/33	977	989
TOTAL FREDDIE MAC		4,860
Government National Mortgage Association - 0.4%
6.5% 10/15/27 to 7/15/34	1,378	1,439
7% 12/15/25 to 12/15/32	1,212	1,267
7.5% 2/15/23 to 9/15/28	1,849	1,948
8% 11/15/21 to 12/15/26	443	474
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		5,128
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $148,605)		147,468
Asset-Backed Securities - 1.1%
	Principal Amount (000s)	Value (000s)
ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.0806% 2/25/34 (j)	$200	$201
Class M2, 5.6806% 2/25/34 (j)	225	226
Series 2005-SD1 Class A1, 4.9806% 11/25/50 (j)	161	162
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (f)	800	781
AmeriCredit Automobile Receivables Trust Series 2006-1:
Class A3, 5.11% 10/6/10	17	17
Class B1, 5.2% 3/6/11	50	50
Class C1, 5.28% 11/6/11	325	324
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 5.0106% 4/25/34 (j)	115	115
Class M2, 5.0606% 4/25/34 (j)	100	100
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 5.6806% 1/25/32 (j)	62	63
Argent Securities, Inc. Series 2004-W5 Class M1, 5.1806% 4/25/34 (j)	360	360
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 5.1306% 4/25/34 (j)	560	563
Capital Auto Receivables Asset Trust Series 2006-1:
Class A3, 5.03% 10/15/09	175	175
Class B, 5.26% 10/15/10	165	165
Capital One Multi-Asset Execution Trust:
Series 2003-B4 Class B4, 5.37% 7/15/11 (j)	585	593
Series 2004-6 Class B, 4.15% 7/16/12	730	707
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (f)	333	328
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 5.7% 2/9/09 (j)	1,250	1,259
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.0806% 5/25/34 (j)	640	641
Series 2004-3 Class M1, 5.0806% 6/25/34 (j)	125	125
Series 2004-4:
Class A, 4.9506% 8/25/34 (j)	132	132
Class M1, 5.0606% 7/25/34 (j)	325	326
Class M2, 5.1106% 6/25/34 (j)	400	401
Series 2005-1:
Class MV1, 4.9806% 7/25/35 (j)	270	270
Class MV2, 5.0206% 7/25/35 (j)	320	320
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (f)	$460	$446
Class C, 5.074% 6/15/35 (f)	417	405
Discover Card Master Trust I Series 2003-4 Class B1, 4.9% 5/16/11 (j)	770	774
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.1306% 3/25/34 (j)	25	25
Class M4, 5.4806% 3/25/34 (j)	25	25
Ford Credit Auto Owner Trust Series 2006-A Class A3, 5.05% 11/15/09	410	410
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 5.1306% 1/25/34 (j)	425	426
Class M2, 5.7306% 1/25/34 (j)	475	480
Series 2005-A:
Class M1, 5.0106% 1/25/35 (j)	150	151
Class M2, 5.0406% 1/25/35 (j)	200	200
Class M3, 5.0706% 1/25/35 (j)	100	100
Class M4, 5.2606% 1/25/35 (j)	75	76
GSAMP Trust Series 2004-FM2 Class M1, 5.0806% 1/25/34 (j)	250	250
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.03% 1/20/35 (j)	181	181
Class M2, 5.06% 1/20/35 (j)	134	134
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.0806% 7/25/34 (j)	200	200
Class M2, 5.1306% 7/25/34 (j)	25	25
Class M3, 5.5306% 7/25/34 (j)	75	75
Class M4, 5.6806% 7/25/34 (j)	50	50
Morgan Stanley ABS Capital I, Inc. Series 2003-NC5 Class M2, 6.5806% 4/25/33 (j)	250	252
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 5.6306% 11/25/32 (j)	220	221
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (l)	350	81
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 5.1006% 1/25/35 (j)	350	351
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 4.9406% 2/25/34 (j)	65	65
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	$1,415	$1,391
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	390	390
TOTAL ASSET-BACKED SECURITIES (Cost $15,662)		15,588
Collateralized Mortgage Obligations - 1.4%

Private Sponsor - 0.9%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 4.9106% 5/25/35 (j)	342	341
Series 2005-2 Class 6A2, 4.8606% 6/25/35 (j)	158	158
Series 2005-3 Class 8A2, 4.8206% 7/25/35 (j)	882	883
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 4.8606% 1/25/35 (j)	652	653
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 4.9506% 4/25/34 (j)	118	118
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.2569% 12/20/54 (f)(j)	400	400
Impac CMB Trust floater Series 2005-1:
Class M1, 5.0406% 4/25/35 (j)	210	211
Class M2, 5.0806% 4/25/35 (j)	379	379
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 4.9238% 9/26/45 (f)(j)	704	704
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	110	110
Merrill Lynch Mortgage Investors, Inc. floater Series 2005-B Class A2, 4.79% 7/25/30 (j)	676	675
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 4.8706% 7/25/35 (j)	466	467
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	96	97
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 4.97% 2/20/35 (j)	437	437
Series 2005-2 Class A2, 4.29% 3/20/35 (j)	518	518
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 4.8906% 7/25/35 (j)	1,472	1,476
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 4.8506% 10/25/35 (j)	775	774
WAMU Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 4.7706% 10/25/45 (j)	752	751
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1096% 6/25/35 (j)	$1,102	$1,080
Series 2005-AR12 Class 2A6, 4.321% 7/25/35 (j)	1,171	1,143
Series 2005-AR4 Class 2A2, 4.5301% 4/25/35 (j)	910	889
Series 2005-AR9 Class 2A1, 4.3623% 5/25/35 (j)	490	482
TOTAL PRIVATE SPONSOR		12,746
U.S. Government Agency - 0.5%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004-81:
Class KC, 4.5% 4/25/17	2,245	2,180
Class KD, 4.5% 7/25/18	785	751
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2773 Class ED, 4.5% 8/15/17	2,595	2,504
Series 2885 Class PC, 4.5% 3/15/18	765	742
TOTAL U.S. GOVERNMENT AGENCY		6,177
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,192)		18,923
Commercial Mortgage Securities - 1.8%

Banc of America Large Loan, Inc. Series 2006-ESH:
Class A, 5.43% 7/14/08 (f)(j)	218	217
Class B, 5.53% 7/14/08 (f)(j)	109	108
Class C, 5.68% 7/14/08 (f)(j)	218	217
Class D, 6.31% 7/14/08 (f)(j)	127	126
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 4.9406% 4/25/34 (f)(j)	510	510
Class B, 6.4806% 4/25/34 (f)(j)	73	74
Class M1, 5.1406% 4/25/34 (f)(j)	73	73
Class M2, 5.7806% 4/25/34 (f)(j)	73	74
Series 2004-3:
Class A1, 4.9506% 1/25/35 (f)(j)	527	528
Class A2, 5.0006% 1/25/35 (f)(j)	88	88
Class M1, 5.0806% 1/25/35 (f)(j)	88	88
Class M2, 5.5806% 1/25/35 (f)(j)	44	44
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (f)(j)	$263	$239
COMM:
floater Series 2002-FL7 Class D, 5.14% 11/15/14 (f)(j)	51	52
Series 2004-LBN2 Class X2, 1.0435% 3/10/39 (f)(j)(l)	1,490	48
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	1,250	1,319
Series 2000-C1 Class A2, 7.545% 4/15/62	1,000	1,075
Series 2004-C1 Class A3, 4.321% 1/15/37	475	455
Series 1997-C2 Class D, 7.27% 1/17/35	2,310	2,419
Series 2004-C1 Class ASP, 0.9366% 1/15/37 (f)(j)(l)	7,302	227
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,500	3,788
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	1,088	1,111
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (f)	630	668
Series 2003-C1 Class A2A, 3.59% 1/10/40	720	702
Series 1998-GLII Class E, 6.9704% 4/13/31 (j)	635	655
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	1,440	1,549
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	700	645
Class C, 4.13% 11/20/37 (f)	700	625
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	505	484
Series 2005-IQ9 Class X2, 1.0817% 7/15/56 (f)(j)(l)	5,816	265
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	350	475
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)	4,500	4,600
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	810	791
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $23,851)		24,339
Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount (000s)	Value (000s)
Israeli State 4.625% 6/15/13	$165	$157
United Mexican States:
5.875% 1/15/14	140	144
6.375% 1/16/13	700	737
6.75% 9/27/34	1,475	1,652
7.5% 4/8/33	1,300	1,578
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,735)		4,268
Fixed-Income Funds - 3.7%
	Shares
Fidelity Ultra-Short Central Fund (k) (Cost $52,000)	522,665	51,989
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 4.57% (b)	19,578,484	19,578
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	4,389,300	4,389
TOTAL MONEY MARKET FUNDS (Cost $23,967)		23,967
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $1,316,846)		1,440,741
NET OTHER ASSETS - (3.7)%		(51,288)
NET ASSETS - 100%		$1,389,453
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	$200	$0
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.6913% 11/25/34	Dec. 2034	140	3
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	110	2
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	518	0
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	518	1
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	420	4
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (i)	June 2010	10,000	(27)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (h)	March 2010	$1,488	$8
Receive quarterly a fixed rate of .65% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (i)	June 2015	7,500	(25)
Receive quarterly a fixed rate of .7% multiplied by the notional amount and pay to Deutsche Bank, upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (h)	March 2015	1,488	6
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	500	1
Receive quarterly notional amount multiplied by .37% and pay Goldman Sachs upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	500	0
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	600	0
Receive quarterly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon default event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	305	2
TOTAL CREDIT DEFAULT SWAPS		24,287	(25)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$1,500	$(35)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,500	(28)
Receive semi-annually a fixed rate equal to 4.8575% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2008	11,000	(51)
TOTAL INTEREST RATE SWAPS		14,000	(114)
Total Return Swaps
Receive monthly a return equal to Banc of America Securities LLC AAA 10 Yr Commercial Mortgage Backed Securities Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Bank of America	March 2006	1,500	3
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Deutsche Bank	April 2006	1,500	(3)
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	4,000	0
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Citibank	April 2006	7,150	(17)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	March 2006	2,850	(5)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps - continued
Receive monthly a return equal to Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Citibank	March 2006	$2,425	$(6)
Receive quarterly a return equal to Bank of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2006	1,500	8
TOTAL TOTAL RETURN SWAPS		20,925	(20)
		$59,212	$(159)
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Non-income producing - Issuer is in default.
(e)Security or a portion of the security is on loan at period end.

(f)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $26,483,000 or 1.9% of net assets.

(g)Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(i)Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(j)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at advisor.fidelity.com. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(l)Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.

(m)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,582,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Education Realty Trust, Inc.	9/29/05	$300
Inverness Medical Innovations, Inc.	2/8/06	$611
SXR Uranium One, Inc.	2/7/06	$793
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$257
Fidelity Securities Lending Cash Central Fund	17
Fidelity Ultra-Short Central Fund	602
Total	$876

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$51,989	$-	$-	$51,989	0.7%
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $1,317,804,000. Net unrealized appreciation aggregated $122,937,000, of which $154,633,000 related to appreciated investment securities and $31,696,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Dividend
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2006

ADGF-QTLY-0406

1.797922.102

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.6%
Automobiles - 0.1%
Harley-Davidson, Inc.	49,100	$2,578
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. unit	162,600	8,398
McDonald's Corp.	140,155	4,893
Royal Caribbean Cruises Ltd.	85,000	3,745
		17,036
Media - 5.8%
Clear Channel Communications, Inc.	5,170,200	146,317
Clear Channel Outdoor Holding, Inc. Class A	491,900	10,743
E.W. Scripps Co. Class A	68,200	3,279
Live Nation, Inc. (a)	333,300	5,949
News Corp. Class A	1,383,400	22,522
Omnicom Group, Inc.	314,700	25,119
		213,929
Specialty Retail - 6.2%
Best Buy Co., Inc.	41,300	2,224
Home Depot, Inc.	5,018,795	211,542
TJX Companies, Inc.	522,420	12,794
		226,560
TOTAL CONSUMER DISCRETIONARY		460,103
CONSUMER STAPLES - 8.8%
Food & Staples Retailing - 6.8%
CVS Corp.	2,895,600	82,032
Safeway, Inc.	263,200	6,398
Wal-Mart Stores, Inc.	3,554,656	161,239
		249,669
Personal Products - 0.6%
Alberto-Culver Co.	281,000	12,833
Avon Products, Inc.	268,100	7,735
		20,568
Tobacco - 1.4%
Altria Group, Inc.	743,720	53,473
TOTAL CONSUMER STAPLES		323,710
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 4.3%
Energy Equipment & Services - 3.0%
Diamond Offshore Drilling, Inc. (d)	546,720	$42,311
ENSCO International, Inc.	496,190	22,175
GlobalSantaFe Corp.	718,347	39,753
Transocean, Inc. (a)	66,700	4,948
		109,187
Oil, Gas & Consumable Fuels - 1.3%
ConocoPhillips	197,800	12,058
Exxon Mobil Corp.	612,400	36,358
		48,416
TOTAL ENERGY		157,603
FINANCIALS - 20.8%
Capital Markets - 2.1%
Goldman Sachs Group, Inc.	171,100	24,175
Merrill Lynch & Co., Inc.	579,100	44,712
Morgan Stanley	64,670	3,858
Nuveen Investments, Inc. Class A	83,600	4,027
		76,772
Commercial Banks - 4.4%
Bank of America Corp.	2,683,140	123,022
Wachovia Corp.	656,971	36,836
Wells Fargo & Co.	20,600	1,323
		161,181
Consumer Finance - 0.1%
Capital One Financial Corp.	64,600	5,659
Diversified Financial Services - 1.2%
Citigroup, Inc.	915,086	42,433
Insurance - 12.1%
ACE Ltd.	730,300	40,700
AFLAC, Inc.	19,800	916
AMBAC Financial Group, Inc.	318,900	23,965
American International Group, Inc.	3,369,792	223,619
Hartford Financial Services Group, Inc.	883,400	72,774
MBIA, Inc.	322,900	18,967
MetLife, Inc.	508,200	25,471
Swiss Reinsurance Co. (Reg.)	132,799	9,459
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	247,000	$23,650
Transatlantic Holdings, Inc.	43,700	2,672
		442,193
Thrifts & Mortgage Finance - 0.9%
Fannie Mae	584,580	31,965
TOTAL FINANCIALS		760,203
HEALTH CARE - 20.8%
Biotechnology - 0.5%
Amgen, Inc. (a)	239,200	18,057
Health Care Providers & Services - 8.1%
Cardinal Health, Inc.	4,102,505	297,843
UnitedHealth Group, Inc.	3,100	181
		298,024
Pharmaceuticals - 12.2%
Johnson & Johnson	2,478,300	142,874
Pfizer, Inc.	4,156,000	108,846
Wyeth	3,903,100	194,374
		446,094
TOTAL HEALTH CARE		762,175
INDUSTRIALS - 6.7%
Aerospace & Defense - 0.4%
Honeywell International, Inc.	368,100	15,074
Industrial Conglomerates - 5.7%
3M Co.	670,300	49,327
General Electric Co.	4,448,914	146,236
Tyco International Ltd.	495,300	12,774
		208,337
Machinery - 0.5%
Ingersoll-Rand Co. Ltd. Class A	489,500	20,084
Marine - 0.0%
Alexander & Baldwin, Inc.	17,355	846
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.1%
Burlington Northern Santa Fe Corp.	32,400	$2,548
TOTAL INDUSTRIALS		246,889
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 2.9%
Cisco Systems, Inc. (a)	4,201,400	85,036
Comverse Technology, Inc. (a)	96,900	2,787
Motorola, Inc.	105,380	2,255
Nokia Corp. sponsored ADR	859,500	15,970
		106,048
Computers & Peripherals - 2.6%
Dell, Inc. (a)	1,415,800	41,058
EMC Corp. (a)	659,900	9,252
International Business Machines Corp.	566,900	45,488
		95,798
Electronic Equipment & Instruments - 0.2%
Flextronics International Ltd. (a)	436,300	4,708
IT Services - 0.3%
First Data Corp.	266,600	12,032
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	124,500	4,748
Applied Materials, Inc.	1,324,500	24,291
Intel Corp.	1,044,908	21,525
KLA-Tencor Corp.	147,800	7,720
Lam Research Corp. (a)	229,700	9,900
Novellus Systems, Inc. (a)	155,200	4,148
		72,332
Software - 7.1%
BEA Systems, Inc. (a)	1,070,348	12,277
Microsoft Corp.	6,512,123	175,176
Oracle Corp. (a)	2,101,400	26,099
Symantec Corp. (a)	2,801,320	47,314
		260,866
TOTAL INFORMATION TECHNOLOGY		551,784
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.2%
Chemicals - 0.2%
Praxair, Inc.	144,300	$7,789
TELECOMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 6.9%
AT&T, Inc.	6,605,000	182,232
BellSouth Corp.	1,262,400	39,867
Qwest Communications International, Inc. (a)	4,421,600	27,945
Verizon Communications, Inc.	127,200	4,287
		254,331
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp.	525,844	12,636
TOTAL TELECOMMUNICATION SERVICES		266,967
TOTAL COMMON STOCKS (Cost $3,242,124)		3,537,223
Convertible Bonds - 0.4%
	Principal Amount (000s)
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Qwest Communications International, Inc. 3.5% 11/15/25	$11,260	14,215
TOTAL CONVERTIBLE BONDS (Cost $11,260)		14,215
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 3.98% 3/9/06 (Cost $3,996)	4,000	3,996
Money Market Funds - 4.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.57% (b)	108,275,626	$108,276
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	40,460,000	40,460
TOTAL MONEY MARKET FUNDS (Cost $148,736)		148,736
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $3,406,116)		3,704,170
NET OTHER ASSETS - (1.1)%		(41,253)
NET ASSETS - 100%		$3,662,917
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$1,124
Fidelity Securities Lending Cash Central Fund	23
Total	$1,147
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $3,422,009,000. Net unrealized appreciation aggregated $282,161,000, of which $469,401,000 related to appreciated investment securities and $187,240,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Dynamic Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2006

ARG-QTLY-0406

1.797933.102

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
CONSUMER DISCRETIONARY - 18.0%
Auto Components - 1.3%
Goodyear Tire & Rubber Co. (a)	90,600	$1,298,298
Johnson Controls, Inc.	39,400	2,808,038
		4,106,336
Diversified Consumer Services - 0.0%
Corinthian Colleges, Inc. (a)	9,000	116,640
Hotels, Restaurants & Leisure - 2.4%
Ambassadors Group, Inc.	29,800	720,862
Six Flags, Inc. (a)(d)	205,800	2,171,190
Starbucks Corp. (a)	54,100	1,964,912
Vail Resorts, Inc. (a)	8,100	267,624
Wynn Resorts Ltd. (a)(d)	36,500	2,425,425
		7,550,013
Household Durables - 0.6%
Ethan Allen Interiors, Inc.	5,800	236,118
Koninklijke Philips Electronics NV (NY Shares)	51,700	1,681,284
		1,917,402
Internet & Catalog Retail - 0.7%
Blue Nile, Inc. (a)(d)	44,735	1,492,807
NutriSystem, Inc. (a)	19,500	837,915
		2,330,722
Leisure Equipment & Products - 0.2%
SCP Pool Corp.	14,100	612,927
Media - 6.2%
Carmike Cinemas, Inc.	9,434	224,718
Discovery Holding Co. Class A (a)	77,347	1,129,266
Getty Images, Inc. (a)	11,300	915,639
Grupo Televisa SA de CV (CPO) sponsored ADR	16,500	1,294,590
Knight-Ridder, Inc.	15,250	915,305
Lamar Advertising Co. Class A (a)	30,900	1,576,518
Meredith Corp.	6,600	363,594
Regal Entertainment Group Class A	11,700	222,534
The New York Times Co. Class A	54,735	1,544,622
The Walt Disney Co.	386,300	10,812,538
Tribune Co.	19,500	596,700
		19,596,024
Multiline Retail - 0.2%
Family Dollar Stores, Inc.	28,500	733,020
Specialty Retail - 5.9%
Abercrombie & Fitch Co. Class A	119,700	8,058,204
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
American Eagle Outfitters, Inc.	56,800	$1,444,992
Best Buy Co., Inc.	17,544	944,920
Chico's FAS, Inc. (a)	19,800	931,590
Cost Plus, Inc. (a)	41,168	790,014
Eddie Bauer Holdings, Inc. (a)	41,500	622,500
Gymboree Corp. (a)	67,400	1,540,764
Maidenform Brands, Inc.	57,000	551,760
Urban Outfitters, Inc. (a)	94,700	2,661,070
Wet Seal, Inc. Class A (a)(d)	252,000	1,338,120
		18,883,934
Textiles, Apparel & Luxury Goods - 0.5%
Carter's, Inc. (a)	9,400	601,506
Crocs, Inc.	14,200	390,358
Wolverine World Wide, Inc.	20,200	445,612
		1,437,476
TOTAL CONSUMER DISCRETIONARY		57,284,494
CONSUMER STAPLES - 2.0%
Beverages - 0.2%
Hansen Natural Corp. (a)	6,900	644,046
Food & Staples Retailing - 0.9%
Wal-Mart Stores, Inc.	59,700	2,707,992
Food Products - 0.5%
Archer-Daniels-Midland Co.	52,500	1,665,300
Personal Products - 0.0%
Avon Products, Inc.	2,400	69,240
Tobacco - 0.4%
Reynolds American, Inc.	11,400	1,210,110
TOTAL CONSUMER STAPLES		6,296,688
ENERGY - 10.0%
Energy Equipment & Services - 5.8%
BJ Services Co.	65,600	2,053,936
Grant Prideco, Inc. (a)	86,900	3,516,843
National Oilwell Varco, Inc. (a)	51,350	3,126,188
Pride International, Inc. (a)	75,500	2,338,235
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd. (NY Shares)	54,550	$6,273,250
Tenaris SA sponsored ADR	7,900	1,265,185
		18,573,637
Oil, Gas & Consumable Fuels - 4.2%
Amerada Hess Corp.	3,400	470,254
Arch Coal, Inc.	39,900	2,917,089
Cameco Corp.	126,800	4,715,310
Peabody Energy Corp.	54,000	2,606,580
Valero Energy Corp.	48,200	2,592,678
		13,301,911
TOTAL ENERGY		31,875,548
FINANCIALS - 7.1%
Capital Markets - 6.2%
E*TRADE Financial Corp. (a)	170,000	4,348,600
Janus Capital Group, Inc.	43,900	962,727
Jefferies Group, Inc.	2,700	154,008
Lehman Brothers Holdings, Inc.	13,200	1,926,540
Merrill Lynch & Co., Inc.	59,000	4,555,390
Morgan Stanley	93,200	5,560,312
TD Ameritrade Holding Corp.	102,500	2,230,400
		19,737,977
Diversified Financial Services - 0.5%
Chicago Mercantile Exchange Holdings, Inc. Class A	3,900	1,659,840
Insurance - 0.4%
Brown & Brown, Inc.	3,900	121,953
Covanta Holding Corp. (a)	21,700	376,495
Navigators Group, Inc. (a)	800	37,520
RLI Corp.	4,700	247,784
Willis Group Holdings Ltd.	9,900	340,956
		1,124,708
Real Estate - 0.0%
CapitalSource, Inc.	5,100	125,511
TOTAL FINANCIALS		22,648,036
Common Stocks - continued
	Shares	Value
HEALTH CARE - 8.4%
Biotechnology - 2.2%
Affymetrix, Inc. (a)	2,900	$102,979
Biogen Idec, Inc. (a)	96,800	4,573,800
Charles River Laboratories International, Inc. (a)	20,800	1,005,680
Cytogen Corp. (a)	2,000	6,440
Gilead Sciences, Inc. (a)	13,800	859,326
Origin Agritech Ltd. (a)	8,300	145,499
Pharmion Corp. (a)	22,272	367,933
		7,061,657
Health Care Equipment & Supplies - 1.6%
Alcon, Inc.	7,900	909,764
Aspect Medical Systems, Inc. (a)	42,100	1,127,859
Cytyc Corp. (a)	49,800	1,435,734
Thermo Electron Corp. (a)	46,100	1,595,982
		5,069,339
Health Care Providers & Services - 2.8%
American Retirement Corp. (a)	37,700	1,014,884
Brookdale Senior Living, Inc.	20,300	672,133
Healthways, Inc. (a)	5,800	252,590
UnitedHealth Group, Inc.	94,800	5,520,204
VCA Antech, Inc. (a)	43,100	1,204,645
Vital Images, Inc. (a)	4,647	154,280
		8,818,736
Pharmaceuticals - 1.8%
Allergan, Inc.	28,240	3,057,262
Elan Corp. PLC sponsored ADR (a)	205,300	2,607,310
		5,664,572
TOTAL HEALTH CARE		26,614,304
INDUSTRIALS - 16.7%
Aerospace & Defense - 0.0%
Honeywell International, Inc.	3,900	159,705
Air Freight & Logistics - 0.0%
United Parcel Service, Inc. Class B	1,200	89,652
Airlines - 2.7%
Alaska Air Group, Inc. (a)	4,000	128,200
AMR Corp. (a)	114,100	2,863,910
Continental Airlines, Inc. Class B (a)	75,300	1,754,490
Ryanair Holdings PLC sponsored ADR (a)	34,000	1,805,060
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
UAL Corp. (a)	30,017	$1,064,703
US Airways Group, Inc. (a)	26,800	886,812
		8,503,175
Commercial Services & Supplies - 1.0%
Advisory Board Co. (a)	4,400	237,468
Allied Waste Industries, Inc. (a)	42,500	455,175
Corporate Executive Board Co.	7,700	770,000
Synagro Technologies, Inc.	4,600	21,988
Waste Management, Inc.	47,300	1,573,198
		3,057,829
Construction & Engineering - 1.9%
Empresas ICA Sociedad Controladora SA de CV sponsored ADR (a)	20,100	727,620
Granite Construction, Inc.	21,600	1,001,160
McDermott International, Inc. (a)	56,600	2,917,730
Quanta Services, Inc. (a)	62,800	859,732
Shaw Group, Inc. (a)	11,250	375,188
		5,881,430
Electrical Equipment - 2.5%
ABB Ltd. sponsored ADR (a)	244,500	2,946,225
Rockwell Automation, Inc.	73,900	5,037,763
		7,983,988
Industrial Conglomerates - 0.6%
Siemens AG sponsored ADR	19,000	1,747,620
Machinery - 2.9%
Caterpillar, Inc.	34,100	2,492,028
Deere & Co.	49,900	3,805,873
Flow International Corp. (a)	21,900	286,233
Flowserve Corp. (a)	11,600	596,240
Pentair, Inc.	50,400	2,023,560
		9,203,934
Road & Rail - 3.1%
Burlington Northern Santa Fe Corp.	36,300	2,854,632
Canadian National Railway Co.	31,100	1,456,251
Norfolk Southern Corp.	79,200	4,053,456
Union Pacific Corp.	15,800	1,399,090
		9,763,429
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 2.0%
Fastenal Co.	19,662	$863,358
Finning International, Inc. (d)	84,500	2,789,768
Interline Brands, Inc. (a)	11,100	258,075
WESCO International, Inc. (a)	44,600	2,556,472
		6,467,673
TOTAL INDUSTRIALS		52,858,435
INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 8.4%
Alcatel SA sponsored ADR (a)	196,400	2,651,400
CIENA Corp. (a)	126,400	508,128
CommScope, Inc. (a)	45,900	1,101,141
Corning, Inc. (a)	54,900	1,340,109
Finisar Corp. (a)	170,800	474,824
JDS Uniphase Corp. (a)	159,400	484,576
Motorola, Inc.	453,600	9,707,040
Oplink Communications, Inc. (a)	23,700	387,495
QUALCOMM, Inc.	193,200	9,120,972
Sycamore Networks, Inc. (a)	192,900	900,843
		26,676,528
Computers & Peripherals - 1.8%
Apple Computer, Inc. (a)	80,640	5,527,066
Diebold, Inc.	2,200	88,000
		5,615,066
Electronic Equipment & Instruments - 0.2%
Aeroflex, Inc. (a)	42,500	552,500
Internet Software & Services - 5.4%
Akamai Technologies, Inc. (a)	25,300	670,450
DealerTrack Holdings, Inc.	7,300	168,703
eBay, Inc. (a)	104,677	4,193,361
Equinix, Inc. (a)	15,309	802,804
Google, Inc. Class A (sub. vtg.) (a)	22,100	8,013,902
iPass, Inc. (a)	34,400	253,872
Yahoo!, Inc. (a)	100,021	3,206,673
		17,309,765
IT Services - 0.9%
Electronic Data Systems Corp.	73,900	1,973,130
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
First Data Corp.	12,800	$577,664
Paychex, Inc.	7,900	316,395
		2,867,189
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc. (a)	167,400	6,473,358
ATI Technologies, Inc. (a)	122,800	1,955,245
Broadcom Corp. Class A (a)	136,902	6,172,911
Ikanos Communications, Inc.	70,500	1,551,000
Integrated Device Technology, Inc. (a)	40,700	604,395
Micron Technology, Inc. (a)	3,900	60,489
Texas Instruments, Inc.	119,200	3,558,120
		20,375,518
TOTAL INFORMATION TECHNOLOGY		73,396,566
MATERIALS - 5.0%
Chemicals - 3.2%
Airgas, Inc.	44,700	1,626,633
Arch Chemicals, Inc.	4,500	126,990
Material Sciences Corp. (a)	100	1,301
Monsanto Co.	71,800	6,022,584
Syngenta AG sponsored ADR	83,400	2,370,228
		10,147,736
Metals & Mining - 1.8%
AK Steel Holding Corp. (a)	35,300	391,830
Allegheny Technologies, Inc.	74,400	3,757,944
Carpenter Technology Corp.	3,700	309,283
Oregon Steel Mills, Inc. (a)	3,600	136,368
United States Steel Corp.	19,600	1,068,200
		5,663,625
TOTAL MATERIALS		15,811,361
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 2.1%
Cbeyond Communications, Inc.	4,600	49,450
Qwest Communications International, Inc. (a)	1,045,300	6,606,296
		6,655,746
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 3.9%
America Movil SA de CV Series L sponsored ADR	41,200	$1,430,876
American Tower Corp. Class A (a)	170,100	5,414,283
Centennial Communications Corp. Class A	22,308	169,318
Dobson Communications Corp. Class A (a)	473,000	3,424,520
NII Holdings, Inc. (a)	25,200	1,290,744
Sprint Nextel Corp.	32,456	779,918
		12,509,659
TOTAL TELECOMMUNICATION SERVICES		19,165,405
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Mirant Corp. (a)	31,500	774,900
TOTAL COMMON STOCKS (Cost $267,489,150)		306,725,737
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	2,200	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $33,004)		0
Money Market Funds - 7.8%
Fidelity Cash Central Fund, 4.57% (b)	16,572,040	16,572,040
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	8,178,150	8,178,150
TOTAL MONEY MARKET FUNDS (Cost $24,750,190)		24,750,190
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $292,272,344)		331,475,927
NET OTHER ASSETS - (4.4)%		(13,975,281)
NET ASSETS - 100%		$317,500,646
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$33,004
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$118,977
Fidelity Securities Lending Cash Central Fund	32,918
Total	$151,895
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $292,275,411. Net unrealized appreciation aggregated $39,200,516, of which $44,607,679 related to appreciated investment securities and $5,407,163 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2006

EPG-QTLY-0406

1.797923.102

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.9%
Diversified Consumer Services - 0.7%
Weight Watchers International, Inc. (a)	1,007,400	$52,858
Household Durables - 0.7%
Garmin Ltd. (d)	248,780	17,121
Sony Corp. sponsored ADR	768,700	36,037
		53,158
Internet & Catalog Retail - 0.2%
NutriSystem, Inc. (a)(d)	372,500	16,006
Media - 2.5%
Gestevision Telecinco SA	177,889	4,347
Interpublic Group of Companies, Inc. (a)	30,670	318
Lamar Advertising Co. Class A (a)	804,460	41,044
Omnicom Group, Inc.	649,100	51,811
Walt Disney Co.	1,998,100	55,927
XM Satellite Radio Holdings, Inc. Class A (a)	1,302,716	28,777
		182,224
Multiline Retail - 0.9%
Dollar Tree Stores, Inc. (a)	1,258,600	34,511
Fred's, Inc. Class A	1,937,356	27,065
		61,576
Specialty Retail - 4.9%
Best Buy Co., Inc.	1,513,675	81,527
Circuit City Stores, Inc.	1,674,800	40,245
Guitar Center, Inc. (a)	363,856	18,833
Home Depot, Inc.	1,402,000	59,094
Lowe's Companies, Inc. (d)	1,215,800	82,893
Staples, Inc.	1,730,450	42,465
The Men's Wearhouse, Inc.	937,300	29,356
Tiffany & Co., Inc.	179,700	6,672
		361,085
TOTAL CONSUMER DISCRETIONARY		726,907
CONSUMER STAPLES - 13.5%
Beverages - 3.0%
Brown-Forman Corp. Class B (non-vtg.)	504,100	35,468
Diageo PLC sponsored ADR	563,050	34,740
PepsiCo, Inc.	2,517,685	148,820
		219,028
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 4.3%
CVS Corp.	1,704,900	$48,300
Wal-Mart Stores, Inc.	4,215,700	191,224
Walgreen Co.	1,642,000	73,660
		313,184
Food Products - 1.7%
Bunge Ltd.	557,000	31,576
Campbell Soup Co.	1,002,500	31,208
Groupe Danone	88,600	10,245
Groupe Danone sponsored ADR (d)	891,500	21,458
Wm. Wrigley Jr. Co.	521,800	33,155
		127,642
Household Products - 1.2%
Church & Dwight Co., Inc.	781,000	26,968
Colgate-Palmolive Co.	1,151,100	62,712
		89,680
Personal Products - 0.6%
Avon Products, Inc.	1,509,190	43,540
Tobacco - 2.7%
Altadis SA (Spain)	455,900	19,130
Altria Group, Inc.	1,547,200	111,244
British American Tobacco PLC	1,752,133	41,946
Imperial Tobacco Group PLC	648,100	19,497
Imperial Tobacco Group PLC sponsored ADR	63,100	3,823
		195,640
TOTAL CONSUMER STAPLES		988,714
ENERGY - 7.0%
Energy Equipment & Services - 4.0%
Baker Hughes, Inc.	926,330	62,963
Halliburton Co.	994,900	67,653
National Oilwell Varco, Inc. (a)	662,500	40,333
Noble Corp.	143,100	10,577
Schlumberger Ltd. (NY Shares)	560,600	64,469
Smith International, Inc.	638,800	24,741
Weatherford International Ltd. (a)	579,000	24,966
		295,702
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.0%
Arch Coal, Inc.	293,300	$21,443
BG Group PLC sponsored ADR	467,200	27,476
CONSOL Energy, Inc.	390,200	24,981
Denbury Resources, Inc. (a)	276,900	7,850
Encore Acquisition Co. (a)	220,188	6,747
Energy Partners Ltd. (a)	280,700	6,453
EOG Resources, Inc.	234,700	15,819
Houston Exploration Co. (a)	130,800	7,565
Massey Energy Co.	269,600	10,029
Peabody Energy Corp.	774,800	37,400
Quicksilver Resources, Inc. (a)	167,600	6,087
Sasol Ltd. sponsored ADR (d)	662,900	22,804
Ultra Petroleum Corp. (a)	108,900	5,667
XTO Energy, Inc.	380,200	15,927
		216,248
TOTAL ENERGY		511,950
FINANCIALS - 8.5%
Capital Markets - 3.7%
Ameriprise Financial, Inc.	624,202	28,389
Daiwa Securities Group, Inc.	670,000	7,990
E*TRADE Financial Corp. (a)	1,712,200	43,798
Goldman Sachs Group, Inc.	115,100	16,262
Janus Capital Group, Inc.	485,500	10,647
Lazard Ltd. Class A	96,500	3,713
Merrill Lynch & Co., Inc.	565,000	43,624
Morgan Stanley	125,150	7,466
Nomura Holdings, Inc.	614,200	11,848
State Street Corp.	767,800	47,972
UBS AG (NY Shares)	468,200	49,737
		271,446
Commercial Banks - 0.2%
Standard Chartered PLC (United Kingdom)	418,549	10,940
Consumer Finance - 1.2%
American Express Co.	1,628,912	87,766
Insurance - 3.2%
ACE Ltd.	106,000	5,907
AFLAC, Inc.	1,443,600	66,767
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	1,526,299	$101,285
Aspen Insurance Holdings Ltd.	296,700	6,886
Axis Capital Holdings Ltd.	282,500	8,746
Platinum Underwriters Holdings Ltd.	162,400	4,973
Prudential Financial, Inc.	476,300	36,694
The St. Paul Travelers Companies, Inc.	170,400	7,324
		238,582
Real Estate - 0.2%
Mitsui Fudosan Co. Ltd.	463,000	9,584
Tokyo Tatemono Co. Ltd.	894,000	8,636
		18,220
TOTAL FINANCIALS		626,954
HEALTH CARE - 17.1%
Biotechnology - 4.3%
Amgen, Inc. (a)	2,021,190	152,580
Genentech, Inc. (a)	932,900	79,940
ImClone Systems, Inc. (a)(d)	1,086,300	41,703
Tanox, Inc. (a)	1,520,000	29,002
Telik, Inc. (a)	183,800	4,066
Theravance, Inc. (a)	276,300	7,753
		315,044
Health Care Equipment & Supplies - 3.2%
Baxter International, Inc.	1,782,400	67,464
Becton, Dickinson & Co.	861,400	55,000
Boston Scientific Corp. (a)	911,800	22,266
C.R. Bard, Inc.	450,900	29,529
Medtronic, Inc.	793,353	42,801
Syneron Medical Ltd. (a)	658,700	18,048
		235,108
Health Care Providers & Services - 1.3%
Cardinal Health, Inc.	511,600	37,142
UnitedHealth Group, Inc.	960,660	55,939
		93,081
Pharmaceuticals - 8.3%
Allergan, Inc.	587,000	63,549
Barr Pharmaceuticals, Inc. (a)	490,700	32,965
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	3,777,580	$217,777
Merck & Co., Inc.	1,682,800	58,662
Pfizer, Inc.	3,121,500	81,752
Schering-Plough Corp.	4,177,500	77,284
Wyeth	1,641,860	81,765
		613,754
TOTAL HEALTH CARE		1,256,987
INDUSTRIALS - 12.1%
Aerospace & Defense - 0.9%
EADS NV	585,164	21,457
Meggitt PLC	674,817	4,418
Precision Castparts Corp.	399,852	21,208
Rolls-Royce Group PLC	2,896,871	22,295
		69,378
Air Freight & Logistics - 1.5%
FedEx Corp.	799,600	85,749
UTI Worldwide, Inc.	209,644	21,935
		107,684
Commercial Services & Supplies - 2.2%
Cintas Corp.	915,540	37,620
Corporate Executive Board Co.	269,100	26,910
Equifax, Inc.	947,700	34,724
Herman Miller, Inc.	744,800	22,486
Monster Worldwide, Inc. (a)	847,320	41,485
		163,225
Construction & Engineering - 0.2%
Washington Group International, Inc.	181,100	10,571
Industrial Conglomerates - 4.2%
General Electric Co.	8,444,770	277,580
Smiths Group PLC	225,500	3,714
Textron, Inc.	298,100	26,266
		307,560
Machinery - 1.2%
Deere & Co.	590,100	45,007
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Joy Global, Inc.	803,534	$41,430
Watts Water Technologies, Inc. Class A	112,300	4,018
		90,455
Road & Rail - 1.6%
Burlington Northern Santa Fe Corp.	333,200	26,203
Canadian National Railway Co.	237,000	11,097
CSX Corp.	366,300	20,286
Norfolk Southern Corp.	599,200	30,667
Union Pacific Corp.	309,900	27,442
		115,695
Trading Companies & Distributors - 0.3%
UAP Holding Corp.	1,096,237	23,854
TOTAL INDUSTRIALS		888,422
INFORMATION TECHNOLOGY - 27.3%
Communications Equipment - 4.3%
Alcatel SA sponsored ADR (a)	1,544,900	20,856
Andrew Corp. (a)	1,811,900	24,569
Avaya, Inc. (a)	1,967,002	21,873
Corning, Inc. (a)	2,633,700	64,289
Harris Corp.	699,200	31,939
Juniper Networks, Inc. (a)	586,900	10,793
Nortel Networks Corp. (a)	6,118,700	17,499
QUALCOMM, Inc.	2,704,100	127,661
		319,479
Computers & Peripherals - 4.1%
Apple Computer, Inc. (a)	1,510,766	103,548
Dell, Inc. (a)	3,859,414	111,923
Intermec, Inc. (a)	592,886	18,190
Network Appliance, Inc. (a)	1,135,785	37,663
Sun Microsystems, Inc. (a)	7,364,928	30,712
		302,036
Electronic Equipment & Instruments - 1.9%
Agilent Technologies, Inc. (a)	1,100,500	39,618
Amphenol Corp. Class A	737,318	37,035
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Arrow Electronics, Inc. (a)	528,800	$18,397
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,686,456	42,107
		137,157
Internet Software & Services - 3.4%
aQuantive, Inc. (a)	575,587	15,305
Digitas, Inc. (a)	676,731	9,562
eBay, Inc. (a)	2,292,400	91,834
Google, Inc. Class A (sub. vtg.) (a)	374,100	135,656
		252,357
IT Services - 1.5%
First Data Corp.	1,975,600	89,159
Hitachi Information Systems Co. Ltd.	219,400	5,177
Nomura Research Institute Ltd.	142,200	16,134
		110,470
Semiconductors & Semiconductor Equipment - 5.9%
Analog Devices, Inc.	1,213,200	46,271
Applied Materials, Inc.	4,186,853	76,787
ASML Holding NV (NY Shares) (a)	1,431,024	29,594
Cymer, Inc. (a)	173,700	7,813
Fairchild Semiconductor International, Inc. (a)	1,014,500	17,632
Intersil Corp. Class A	682,324	19,337
KLA-Tencor Corp.	277,500	14,494
MEMC Electronic Materials, Inc. (a)	801,800	26,852
Micron Technology, Inc. (a)	2,200,900	34,136
Novellus Systems, Inc. (a)	717,100	19,168
PMC-Sierra, Inc. (a)	3,320,200	33,899
Samsung Electronics Co. Ltd.	56,610	39,692
Teradyne, Inc. (a)	1,843,900	30,959
Xilinx, Inc. (d)	1,330,268	36,290
		432,924
Software - 6.2%
Citrix Systems, Inc. (a)	959,256	31,042
Microsoft Corp.	10,570,624	284,349
NAVTEQ Corp. (a)	583,400	27,017
Nippon System Development Co. Ltd.	537,800	17,728
Red Hat, Inc. (a)	1,057,958	28,427
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
SAP AG sponsored ADR	735,500	$37,584
Take-Two Interactive Software, Inc. (a)(d)	1,870,450	29,142
		455,289
TOTAL INFORMATION TECHNOLOGY		2,009,712
MATERIALS - 2.1%
Chemicals - 2.1%
Ashland, Inc.	485,300	31,676
Chemtura Corp.	1,501,762	16,640
Monsanto Co.	815,200	68,379
Syngenta AG sponsored ADR	1,134,700	32,248
Tokuyama Corp.	485,000	7,213
		156,156
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	669,500	18,472
BellSouth Corp.	615,100	19,425
Verizon Communications, Inc.	1,176,900	39,662
		77,559
Wireless Telecommunication Services - 1.1%
American Tower Corp. Class A (a)	505,900	16,103
Crown Castle International Corp. (a)	857,800	26,892
Sprint Nextel Corp.	1,701,728	40,893
		83,888
TOTAL TELECOMMUNICATION SERVICES		161,447
TOTAL COMMON STOCKS (Cost $6,655,639)		7,327,249
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	72,500	0
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (a)(e)	664,000	$1
TOTAL PREFERRED STOCKS (Cost $4,703)		1
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 4.57% (b)	57,380,363	57,380
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	47,168,865	47,169
TOTAL MONEY MARKET FUNDS (Cost $104,549)		104,549
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $6,764,891)		7,431,799
NET OTHER ASSETS - (1.1)%		(80,722)
NET ASSETS - 100%		$7,351,077
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$1,088
GeneProt, Inc. Series A	7/7/00	$3,615
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$282
Fidelity Securities Lending Cash Central Fund	71
Total	$353
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $6,802,272,000. Net unrealized appreciation aggregated $629,527,000, of which $939,686,000 related to appreciated investment securities and $310,159,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2006

EPI-QTLY-0406

1.797924.102

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 0.2%
Harley-Davidson, Inc.	280,000	$14,703
Hotels, Restaurants & Leisure - 1.1%
California Pizza Kitchen, Inc. (a)	300,000	9,018
McDonald's Corp.	460,000	16,059
O'Charleys, Inc. (a)	240,000	4,262
Outback Steakhouse, Inc.	360,000	15,052
Red Robin Gourmet Burgers, Inc. (a)	140,000	5,599
Royal Caribbean Cruises Ltd.	500,000	22,030
		72,020
Household Durables - 0.4%
D.R. Horton, Inc.	319,999	10,915
Directed Electronics, Inc.	200,000	2,830
Leggett & Platt, Inc.	140,000	3,287
Lennar Corp. Class A	140,000	8,380
		25,412
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	360,000	10,098
Media - 5.4%
Belo Corp. Series A	1,300,000	27,612
CBS Corp. Class B	600,000	14,676
Dow Jones & Co., Inc.	820,000	33,333
E.W. Scripps Co. Class A	220,000	10,578
Gannett Co., Inc.	320,000	19,891
Journal Communications, Inc. Class A	401,800	4,946
McGraw-Hill Companies, Inc.	240,000	12,742
Meredith Corp.	620,000	34,156
News Corp. Class A	1,100,000	17,908
Omnicom Group, Inc.	360,000	28,735
The Walt Disney Co.	2,000,000	55,980
Time Warner, Inc.	3,900,000	67,509
Tribune Co. (d)	560,000	17,136
Triple Crown Media, Inc. (a)	20,000	134
Viacom, Inc. Class B (non-vtg.)	600,000	23,976
		369,312
Multiline Retail - 0.6%
Dollar Tree Stores, Inc. (a)	600,000	16,452
Target Corp.	460,000	25,024
		41,476
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.4%
AnnTaylor Stores Corp. (a)	1,529,400	$55,517
Bed Bath & Beyond, Inc. (a)	280,000	10,091
Big 5 Sporting Goods Corp.	740,000	16,125
Home Depot, Inc.	660,000	27,819
Maidenform Brands, Inc.	500,000	4,840
PETCO Animal Supplies, Inc. (a)	380,000	7,395
RadioShack Corp.	680,000	13,294
Sherwin-Williams Co.	400,000	18,220
Staples, Inc.	240,000	5,890
West Marine, Inc. (a)(d)	179,800	2,314
		161,505
Textiles, Apparel & Luxury Goods - 0.9%
Liz Claiborne, Inc.	1,220,000	43,957
Quiksilver, Inc. (a)	400,000	5,800
Timberland Co. Class A (a)	260,000	9,113
		58,870
TOTAL CONSUMER DISCRETIONARY		753,396
CONSUMER STAPLES - 9.2%
Beverages - 1.8%
Anheuser-Busch Companies, Inc.	660,000	27,416
Coca-Cola Enterprises, Inc.	180,000	3,537
PepsiCo, Inc.	140,000	8,275
The Coca-Cola Co.	2,000,000	83,940
		123,168
Food & Staples Retailing - 1.8%
CVS Corp.	1,120,000	31,730
Nash-Finch Co.	300,000	9,300
Safeway, Inc.	900,000	21,879
Wal-Mart Stores, Inc.	1,200,000	54,432
Walgreen Co.	100,000	4,486
		121,827
Food Products - 0.8%
Corn Products International, Inc.	220,000	5,931
Hershey Co.	220,000	11,253
Kellogg Co.	180,000	7,976
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
McCormick & Co., Inc. (non-vtg.)	594,400	$19,514
Wm. Wrigley Jr. Co.	160,000	10,166
		54,840
Household Products - 1.8%
Clorox Co.	80,000	4,876
Colgate-Palmolive Co.	660,000	35,957
Kimberly-Clark Corp.	1,300,000	76,934
Procter & Gamble Co.	100,000	5,993
		123,760
Personal Products - 1.2%
Alberto-Culver Co.	780,000	35,623
Avon Products, Inc.	820,000	23,657
Estee Lauder Companies, Inc. Class A	380,000	14,220
Nu Skin Enterprises, Inc. Class A	360,000	6,509
		80,009
Tobacco - 1.8%
Altria Group, Inc.	1,700,000	122,230
TOTAL CONSUMER STAPLES		625,834
ENERGY - 12.7%
Energy Equipment & Services - 3.9%
Baker Hughes, Inc.	440,000	29,907
BJ Services Co.	1,900,000	59,489
ENSCO International, Inc.	340,000	15,195
Halliburton Co.	1,000,000	68,000
Nabors Industries Ltd. (a)	200,000	13,190
National Oilwell Varco, Inc. (a)	518,506	31,567
Schlumberger Ltd. (NY Shares)	420,000	48,300
		265,648
Oil, Gas & Consumable Fuels - 8.8%
Apache Corp.	140,000	9,369
BP PLC sponsored ADR	1,100,000	73,062
Chevron Corp.	1,720,000	97,146
ConocoPhillips	760,000	46,330
Exxon Mobil Corp.	5,920,000	351,467
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Teekay Shipping Corp.	140,000	$5,446
Valero Energy Corp.	360,000	19,364
		602,184
TOTAL ENERGY		867,832
FINANCIALS - 25.8%
Capital Markets - 3.9%
Bank of New York Co., Inc.	580,000	19,859
Goldman Sachs Group, Inc.	140,000	19,781
Janus Capital Group, Inc.	360,000	7,895
Lehman Brothers Holdings, Inc.	120,000	17,514
Merrill Lynch & Co., Inc.	1,300,000	100,373
Morgan Stanley	1,000,000	59,660
State Street Corp.	660,000	41,237
		266,319
Commercial Banks - 5.7%
Bank of America Corp.	3,600,000	165,060
U.S. Bancorp, Delaware	900,000	27,819
Wachovia Corp.	1,800,000	100,926
Wells Fargo & Co.	1,500,000	96,300
		390,105
Consumer Finance - 0.9%
American Express Co.	1,080,000	58,190
Diversified Financial Services - 4.6%
Citigroup, Inc.	3,700,000	171,569
JPMorgan Chase & Co.	3,400,000	139,876
		311,445
Insurance - 7.5%
ACE Ltd.	400,000	22,292
AFLAC, Inc.	280,000	12,950
Allstate Corp.	360,000	19,721
American International Group, Inc.	3,400,000	225,624
Hartford Financial Services Group, Inc.	700,000	57,666
Marsh & McLennan Companies, Inc.	1,280,000	39,565
MBIA, Inc.	280,000	16,447
PartnerRe Ltd.	236,998	14,364
The Chubb Corp.	260,000	24,895
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
The St. Paul Travelers Companies, Inc.	1,400,000	$60,172
XL Capital Ltd. Class A	220,000	14,861
		508,557
Real Estate - 0.5%
Duke Realty Corp.	280,000	9,828
General Growth Properties, Inc.	380,000	19,148
The Mills Corp.	197,500	7,807
		36,783
Thrifts & Mortgage Finance - 2.7%
Fannie Mae	720,000	39,370
Freddie Mac	1,750,000	117,933
Golden West Financial Corp., Delaware	340,000	24,150
		181,453
TOTAL FINANCIALS		1,752,852
HEALTH CARE - 8.3%
Biotechnology - 0.5%
Biogen Idec, Inc. (a)	340,000	16,065
Charles River Laboratories International, Inc. (a)	400,000	19,340
		35,405
Health Care Equipment & Supplies - 2.4%
Bausch & Lomb, Inc.	500,000	34,605
Baxter International, Inc.	1,200,550	45,441
Becton, Dickinson & Co.	500,000	31,925
Boston Scientific Corp. (a)	200,000	4,884
C.R. Bard, Inc.	240,000	15,718
Cooper Companies, Inc.	180,000	9,445
Dade Behring Holdings, Inc.	120,000	4,378
Fisher Scientific International, Inc. (a)	140,000	9,542
Kinetic Concepts, Inc. (a)	100,000	3,710
Stryker Corp.	100,000	4,622
		164,270
Health Care Providers & Services - 1.1%
AmerisourceBergen Corp.	280,000	12,877
Caremark Rx, Inc. (a)	140,000	6,965
Health Management Associates, Inc. Class A	580,000	12,348
Medco Health Solutions, Inc. (a)	124,720	6,949
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Quest Diagnostics, Inc.	100,000	$5,287
UnitedHealth Group, Inc.	400,000	23,292
WellPoint, Inc. (a)	140,000	10,751
		78,469
Pharmaceuticals - 4.3%
Abbott Laboratories	280,000	12,370
Allergan, Inc.	60,000	6,496
Johnson & Johnson	1,060,000	61,109
Merck & Co., Inc.	1,800,000	62,748
Pfizer, Inc.	3,100,000	81,189
Schering-Plough Corp.	1,300,000	24,050
Wyeth	840,000	41,832
		289,794
TOTAL HEALTH CARE		567,938
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.7%
EADS NV	380,000	13,934
Goodrich Corp.	120,000	5,021
Honeywell International, Inc.	1,600,000	65,520
Lockheed Martin Corp.	420,000	30,605
Northrop Grumman Corp.	220,000	14,102
The Boeing Co.	521,600	37,915
United Technologies Corp.	320,000	18,720
		185,817
Air Freight & Logistics - 0.8%
FedEx Corp.	80,000	8,579
United Parcel Service, Inc. Class B	620,000	46,320
		54,899
Building Products - 0.3%
Masco Corp.	400,000	12,476
Simpson Manufacturing Co. Ltd.	180,000	7,036
		19,512
Commercial Services & Supplies - 0.8%
Aramark Corp. Class B	400,000	11,384
Cendant Corp.	300,000	4,986
Pitney Bowes, Inc.	600,000	25,644
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
The Brink's Co.	160,000	$7,835
Waste Management, Inc.	240,000	7,982
		57,831
Construction & Engineering - 0.3%
Fluor Corp.	220,000	18,986
Industrial Conglomerates - 2.9%
3M Co.	720,000	52,985
General Electric Co.	2,800,000	92,036
Teleflex, Inc.	100,000	6,465
Tyco International Ltd.	1,800,000	46,422
		197,908
Machinery - 2.0%
Briggs & Stratton Corp.	160,000	5,677
Caterpillar, Inc.	160,000	11,693
Illinois Tool Works, Inc.	600,000	51,504
Ingersoll-Rand Co. Ltd. Class A	420,000	17,233
Kaydon Corp.	240,000	8,640
SPX Corp.	780,000	38,415
		133,162
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	560,000	44,038
Laidlaw International, Inc.	300,000	8,280
Union Pacific Corp.	140,000	12,397
		64,715
TOTAL INDUSTRIALS		732,830
INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 1.3%
Cisco Systems, Inc. (a)	2,000,000	40,480
Lucent Technologies, Inc. (a)	3,000,000	8,400
Motorola, Inc.	1,060,000	22,684
Nokia Corp. sponsored ADR	320,000	5,946
Nortel Networks Corp. (a)	3,600,000	10,296
		87,806
Computers & Peripherals - 3.0%
Brocade Communications Systems, Inc. (a)	800,000	4,216
Hewlett-Packard Co.	1,500,000	49,215
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hutchinson Technology, Inc. (a)	300,000	$8,253
International Business Machines Corp.	1,400,000	112,336
Palm, Inc. (a)	280,000	11,564
Seagate Technology	800,000	21,256
		206,840
Electronic Equipment & Instruments - 1.4%
Agilent Technologies, Inc. (a)	200,000	7,200
Arrow Electronics, Inc. (a)	200,000	6,958
Flextronics International Ltd. (a)	1,400,000	15,106
Ingram Micro, Inc. Class A (a)	500,000	9,890
Kyocera Corp.	120,000	10,643
Rogers Corp. (a)	280,000	13,731
Tektronix, Inc.	1,100,000	33,880
		97,408
IT Services - 1.5%
Accenture Ltd. Class A	420,000	13,717
Automatic Data Processing, Inc.	780,000	36,028
Computer Sciences Corp. (a)	280,000	15,215
Electronic Data Systems Corp.	1,200,000	32,040
Total System Services, Inc.	100,000	1,960
		98,960
Office Electronics - 1.0%
Canon, Inc. sponsored ADR	240,000	14,995
Xerox Corp. (a)	3,400,000	50,660
		65,655
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	440,000	16,782
Applied Materials, Inc.	2,200,000	40,348
Freescale Semiconductor, Inc. Class A (a)	1,400,000	37,646
Intel Corp.	2,200,000	45,320
International Rectifier Corp. (a)	280,000	10,388
Microchip Technology, Inc.	480,000	16,896
National Semiconductor Corp.	1,100,000	30,855
Texas Instruments, Inc.	400,000	11,940
Veeco Instruments, Inc. (a)	500,000	10,045
		220,220
Software - 1.7%
Check Point Software Technologies Ltd. (a)	400,000	8,504
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Cognos, Inc. (a)	240,000	$9,225
McAfee, Inc. (a)	400,000	9,304
Microsoft Corp.	2,500,000	67,250
Symantec Corp. (a)	900,000	15,201
THQ, Inc. (a)	100,000	2,400
		111,884
TOTAL INFORMATION TECHNOLOGY		888,773
MATERIALS - 2.8%
Chemicals - 0.9%
Airgas, Inc.	200,000	7,278
E.I. du Pont de Nemours & Co.	260,000	10,462
FMC Corp. (a)	240,000	14,594
Praxair, Inc.	500,000	26,990
		59,324
Containers & Packaging - 1.0%
Ball Corp.	261,427	11,137
Bemis Co., Inc.	780,000	23,384
Smurfit-Stone Container Corp. (a)	1,200,000	15,744
Temple-Inland, Inc.	380,000	16,215
		66,480
Metals & Mining - 0.7%
Alcoa, Inc.	820,000	24,042
Newmont Mining Corp.	300,000	15,876
Phelps Dodge Corp.	60,000	8,280
		48,198
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	260,000	17,755
TOTAL MATERIALS		191,757
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 4.3%
AT&T, Inc.	2,800,000	77,252
BellSouth Corp.	4,700,000	148,426
Verizon Communications, Inc.	2,000,000	67,400
		293,078
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp.	620,000	$14,899
TOTAL TELECOMMUNICATION SERVICES		307,977
UTILITIES - 1.5%
Electric Utilities - 0.4%
Edison International	200,000	8,872
FirstEnergy Corp.	300,000	15,324
		24,196
Independent Power Producers & Energy Traders - 0.4%
TXU Corp.	580,000	30,386
Multi-Utilities - 0.7%
Public Service Enterprise Group, Inc.	440,000	30,532
Wisconsin Energy Corp.	380,000	15,531
		46,063
TOTAL UTILITIES		100,645
TOTAL COMMON STOCKS (Cost $5,493,651)		6,789,834
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
J.N. Taylor Holdings Ltd. 9.5% (a)	50,000	0
UTILITIES - 0.1%
Multi-Utilities - 0.1%
Dominion Resources, Inc. 8.75%	180,000	9,072
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	135,800	7,415
TOTAL PREFERRED STOCKS (Cost $16,062)		16,487
Money Market Funds - 0.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.57% (b)	3,604,144	$3,604
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	8,658,900	8,659
TOTAL MONEY MARKET FUNDS (Cost $12,263)		12,263
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $5,521,976)		6,818,584
NET OTHER ASSETS - (0.2)%		(14,712)
NET ASSETS - 100%		$6,803,872
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$440
Fidelity Securities Lending Cash Central Fund	13
Total	$453
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $5,523,931,000. Net unrealized appreciation aggregated $1,294,653,000, of which $1,527,161,000 related to appreciated investment securities and $232,508,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity Value Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2006

AEV-QTLY-0406

1.797934.102

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 9.6%
Auto Components - 1.7%
Johnson Controls, Inc.	21,200	$1,510,924
Magna International, Inc. Class A	6,700	499,780
		2,010,704
Automobiles - 1.0%
Monaco Coach Corp.	26,900	384,939
Toyota Motor Corp. sponsored ADR	6,000	641,220
Winnebago Industries, Inc.	3,700	118,844
		1,145,003
Hotels, Restaurants & Leisure - 1.3%
International Game Technology	2,200	78,694
Marriott International, Inc. Class A	2,600	177,840
Royal Caribbean Cruises Ltd.	15,800	696,148
Starwood Hotels & Resorts Worldwide, Inc. unit	4,500	285,750
Wynn Resorts Ltd. (a)	5,000	332,250
		1,570,682
Household Durables - 0.8%
Matsushita Electric Industrial Co. Ltd. ADR	29,000	612,190
Sony Corp. sponsored ADR	7,400	346,912
		959,102
Internet & Catalog Retail - 0.1%
Insight Enterprises, Inc. (a)	5,200	111,956
Media - 3.6%
CBS Corp. Class B	14,900	364,454
Gannett Co., Inc.	20,200	1,255,632
News Corp. Class B	20,560	352,604
Omnicom Group, Inc.	7,000	558,740
The New York Times Co. Class A (d)	45,100	1,272,722
The Walt Disney Co.	18,700	523,413
		4,327,565
Multiline Retail - 0.4%
Dollar General Corp.	30,000	522,600
Specialty Retail - 0.7%
Best Buy Co., Inc.	4,500	242,370
Staples, Inc.	5,600	137,424
TJX Companies, Inc.	20,000	489,800
		869,594
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.0%
VF Corp.	800	$43,840
TOTAL CONSUMER DISCRETIONARY		11,561,046
CONSUMER STAPLES - 7.1%
Beverages - 0.6%
Diageo PLC sponsored ADR	2,300	141,910
The Coca-Cola Co.	13,350	560,300
		702,210
Food & Staples Retailing - 3.3%
CVS Corp.	9,600	271,968
Wal-Mart Stores, Inc.	82,450	3,739,932
		4,011,900
Food Products - 1.5%
Archer-Daniels-Midland Co.	6,700	212,524
Kellogg Co.	7,400	327,894
Nestle SA sponsored ADR	8,100	596,970
Sara Lee Corp.	22,900	404,643
Unilever NV (NY Shares)	3,000	208,770
		1,750,801
Household Products - 0.5%
Colgate-Palmolive Co.	3,700	201,576
Procter & Gamble Co.	6,000	359,580
		561,156
Personal Products - 0.2%
Avon Products, Inc.	8,800	253,880
Tobacco - 1.0%
Altria Group, Inc.	17,030	1,224,457
TOTAL CONSUMER STAPLES		8,504,404
ENERGY - 9.4%
Oil, Gas & Consumable Fuels - 9.4%
Amerada Hess Corp.	7,000	968,170
Canadian Natural Resources Ltd.	8,700	475,450
ConocoPhillips	11,500	701,040
El Paso Corp.	27,400	358,392
Exxon Mobil Corp.	105,090	6,239,193
International Coal Group, Inc. (a)	7,600	64,980
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	1,500	$137,310
Peabody Energy Corp.	14,600	704,742
Talisman Energy, Inc.	30,700	1,613,429
		11,262,706
FINANCIALS - 34.8%
Capital Markets - 6.5%
American Capital Strategies Ltd.	3,200	114,240
Ameriprise Financial, Inc.	5,100	231,948
Investors Financial Services Corp.	10,400	469,144
Lehman Brothers Holdings, Inc.	1,900	277,305
Mellon Financial Corp.	8,100	292,329
Merrill Lynch & Co., Inc.	31,700	2,447,557
Nomura Holdings, Inc. sponsored ADR	31,800	613,422
Northern Trust Corp.	18,600	980,592
Nuveen Investments, Inc. Class A	5,800	279,386
SEI Investments Co.	8,900	371,931
State Street Corp.	27,510	1,718,825
		7,796,679
Commercial Banks - 7.6%
Associated Banc-Corp.	9,700	334,359
Bank of America Corp.	49,980	2,291,583
Cathay General Bancorp	5,200	185,276
East West Bancorp, Inc.	25,500	961,095
KeyCorp	15,800	588,866
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	67,800	1,010,220
Popular, Inc.	300	6,129
Preferred Bank, Los Angeles California	1,600	76,896
Sumitomo Mitsui Financial Group, Inc. ADR	55,300	605,535
UCBH Holdings, Inc.	19,400	347,260
Virginia Commerce Bancorp, Inc. (a)	10,000	363,000
Wachovia Corp.	21,749	1,219,466
Wells Fargo & Co.	10,980	704,916
Wilmington Trust Corp., Delaware	9,100	389,571
		9,084,172
Consumer Finance - 2.2%
Capital One Financial Corp.	5,900	516,840
SLM Corp.	37,050	2,089,991
		2,606,831
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 3.0%
AllianceBernstein Holding LP	7,400	$475,598
Citigroup, Inc.	68,860	3,193,038
		3,668,636
Insurance - 6.3%
Allstate Corp.	4,500	246,510
American International Group, Inc.	65,290	4,332,644
Aspen Insurance Holdings Ltd.	17,800	413,138
Genworth Financial, Inc. Class A (non-vtg.)	2,300	73,186
Hartford Financial Services Group, Inc.	7,100	584,898
Marsh & McLennan Companies, Inc.	9,300	287,463
Prudential Financial, Inc.	11,100	855,144
RenaissanceRe Holdings Ltd.	3,000	133,650
Swiss Reinsurance Co. (Reg.)	540	38,464
Willis Group Holdings Ltd.	2,800	96,432
XL Capital Ltd. Class A	7,900	533,645
		7,595,174
Real Estate - 3.2%
CapitalSource, Inc.	39	960
Derwent Valley Holdings PLC	10,700	321,895
Equity Lifestyle Properties, Inc.	6,400	305,216
Equity Residential (SBI)	5,100	230,928
General Growth Properties, Inc.	45,037	2,269,414
St. Modwen Properties PLC	29,400	239,423
The Mills Corp.	11,700	462,501
		3,830,337
Thrifts & Mortgage Finance - 6.0%
Fannie Mae	37,200	2,034,096
Freddie Mac	38,500	2,594,515
Golden West Financial Corp., Delaware	27,900	1,981,737
Hudson City Bancorp, Inc.	47,900	618,389
		7,228,737
TOTAL FINANCIALS		41,810,566
HEALTH CARE - 10.3%
Biotechnology - 0.6%
Amylin Pharmaceuticals, Inc. (a)	9,300	403,434
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	4,600	$217,350
Neurocrine Biosciences, Inc. (a)	2,200	144,342
		765,126
Health Care Equipment & Supplies - 1.0%
Becton, Dickinson & Co.	16,300	1,040,755
Hospira, Inc. (a)	5,400	214,380
		1,255,135
Health Care Providers & Services - 1.7%
Aetna, Inc.	7,400	377,400
Brookdale Senior Living, Inc.	1,200	39,732
Cardinal Health, Inc.	10,200	740,520
Healthspring, Inc.	3,200	75,520
Omnicare, Inc.	8,100	492,885
UnitedHealth Group, Inc.	4,840	281,833
		2,007,890
Pharmaceuticals - 7.0%
Johnson & Johnson	18,100	1,043,465
Merck & Co., Inc.	43,400	1,512,924
Mylan Laboratories, Inc.	11,800	271,400
Pfizer, Inc.	120,330	3,151,443
Roche Holding AG sponsored ADR	2,900	213,150
Wyeth	44,900	2,236,020
		8,428,402
TOTAL HEALTH CARE		12,456,553
INDUSTRIALS - 9.4%
Aerospace & Defense - 1.0%
Raytheon Co.	9,600	416,640
Rockwell Collins, Inc.	3,700	196,655
United Technologies Corp.	10,700	625,950
		1,239,245
Air Freight & Logistics - 0.1%
UTI Worldwide, Inc.	1,500	156,945
Airlines - 1.0%
AirTran Holdings, Inc. (a)	41,200	732,536
UAL Corp. (a)	14,100	500,127
		1,232,663
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	6,700	$402,000
Electrical Equipment - 0.6%
Rockwell Automation, Inc.	10,700	729,419
Industrial Conglomerates - 0.9%
General Electric Co.	33,590	1,104,103
Machinery - 1.5%
Crane Co.	6,100	234,789
Dover Corp.	10,400	498,576
Eaton Corp.	15,200	1,058,984
		1,792,349
Road & Rail - 3.8%
Burlington Northern Santa Fe Corp.	23,200	1,824,448
Canadian National Railway Co.	9,600	449,518
Kansas City Southern (a)	11,200	259,504
Laidlaw International, Inc.	5,800	160,080
Norfolk Southern Corp.	26,920	1,377,766
Old Dominion Freight Lines, Inc. (a)	17,600	463,936
		4,535,252
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	3,500	100,800
TOTAL INDUSTRIALS		11,292,776
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	14,600	295,504
Lucent Technologies, Inc. (a)	83,600	234,080
Nortel Networks Corp. (a)	129,500	370,370
		899,954
Computers & Peripherals - 2.8%
EMC Corp. (a)	16,300	228,526
Hewlett-Packard Co.	50,100	1,643,781
NCR Corp. (a)	26,200	1,050,358
Sun Microsystems, Inc. (a)	113,200	472,044
		3,394,709
Electronic Equipment & Instruments - 1.1%
Avnet, Inc. (a)	43,613	1,095,995
Symbol Technologies, Inc.	18,400	213,808
		1,309,803
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.3%
Automatic Data Processing, Inc.	7,000	$323,330
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)	17,800	688,326
Advantest Corp. sponsored ADR	5,900	167,560
Analog Devices, Inc.	60	2,288
Entegris, Inc. (a)	22,700	237,442
FormFactor, Inc. (a)	8,000	294,720
KLA-Tencor Corp.	6,460	337,406
Lam Research Corp. (a)	2,600	112,060
Microchip Technology, Inc.	1,900	66,880
MKS Instruments, Inc. (a)	40,500	905,580
National Semiconductor Corp.	6,600	185,130
		2,997,392
Software - 1.0%
Hyperion Solutions Corp. (a)	14,200	476,410
Microsoft Corp.	25,640	689,716
		1,166,126
TOTAL INFORMATION TECHNOLOGY		10,091,314
MATERIALS - 4.7%
Chemicals - 1.9%
Airgas, Inc.	10,500	382,095
Bayer AG sponsored ADR	5,200	209,248
FMC Corp. (a)	23,360	1,420,522
Koppers Holdings, Inc.	2,900	54,810
Praxair, Inc.	2,700	145,746
Sigma Aldrich Corp.	1,700	109,497
Spartech Corp.	100	2,420
		2,324,338
Containers & Packaging - 0.4%
Ball Corp.	12,600	536,760
Metals & Mining - 2.4%
Alcan, Inc.	3,700	161,528
Alcoa, Inc.	15,200	445,664
Apex Silver Mines Ltd. (a)	27,200	628,592
Bema Gold Corp. (a)	39,400	162,989
Mittal Steel Co. NV Class A (NY Shares)	2,200	72,864
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	6,800	$359,856
United States Steel Corp.	18,300	997,350
		2,828,843
TOTAL MATERIALS		5,689,941
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 3.9%
AT&T, Inc.	80,300	2,215,477
BellSouth Corp.	47,600	1,503,208
Qwest Communications International, Inc. (a)	75,800	479,056
Verizon Communications, Inc.	15,210	512,577
		4,710,318
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp.	18,410	442,392
TOTAL TELECOMMUNICATION SERVICES		5,152,710
UTILITIES - 1.3%
Electric Utilities - 0.5%
E.ON AG sponsored ADR	8,900	329,656
Exelon Corp.	4,790	273,557
		603,213
Independent Power Producers & Energy Traders - 0.5%
Dynegy, Inc. Class A (a)	53,200	287,812
Mirant Corp. (a)	11,900	292,740
		580,552
Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	5,500	381,645
TOTAL UTILITIES		1,565,410
TOTAL COMMON STOCKS (Cost $105,629,383)		119,387,426
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.0%
Insurance - 0.0%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	1,500	45,660
Convertible Preferred Stocks - continued
	Shares	Value
UTILITIES - 0.1%
Electric Utilities - 0.1%
Entergy Corp. 7.625%	1,100	$56,925
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $100,576)		102,585
Convertible Bonds - 0.0%
	Principal Amount
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASM International NV 4.25% 12/6/11 (e)	$10,000	10,225
TOTAL CONVERTIBLE BONDS (Cost $10,000)		10,225
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 4.57% (b)	311,182	311,182
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	1,327,500	1,327,500
TOTAL MONEY MARKET FUNDS (Cost $1,638,682)		1,638,682
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $107,378,641)		121,138,918
NET OTHER ASSETS - (0.8)%		(976,510)
NET ASSETS - 100%		$120,162,408
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,225 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$9,058
Fidelity Securities Lending Cash Central Fund	3,417
Total	$12,475
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $108,089,732. Net unrealized appreciation aggregated $13,049,186, of which $14,717,755 related to appreciated investment securities and $1,668,569 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Fifty Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2006

AFIF-QTLY-0406

1.797935.102

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.4%
Diversified Consumer Services - 2.1%
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	47,500	$1,003,200
Universal Technical Institute, Inc. (a)	27,100	834,951
		1,838,151
Hotels, Restaurants & Leisure - 2.9%
Carnival Corp. unit	25,400	1,311,910
Kerzner International Ltd. (a)	14,500	975,705
Starwood Hotels & Resorts Worldwide, Inc. unit	4,100	260,350
		2,547,965
Multiline Retail - 1.8%
Target Corp.	28,900	1,572,160
Specialty Retail - 1.6%
Best Buy Co., Inc.	19,100	1,028,726
Volcom, Inc.	9,715	332,642
		1,361,368
TOTAL CONSUMER DISCRETIONARY		7,319,644
CONSUMER STAPLES - 7.6%
Food & Staples Retailing - 1.7%
Walgreen Co.	32,500	1,457,950
Household Products - 2.4%
Colgate-Palmolive Co.	37,800	2,059,344
Personal Products - 3.5%
Avon Products, Inc.	59,400	1,713,690
Herbalife Ltd. (a)	44,200	1,369,758
		3,083,448
TOTAL CONSUMER STAPLES		6,600,742
ENERGY - 5.2%
Energy Equipment & Services - 3.1%
Halliburton Co.	28,800	1,958,400
Schlumberger Ltd. (NY Shares)	6,400	736,000
		2,694,400
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.1%
Chesapeake Energy Corp.	21,600	$641,304
Valero Energy Corp.	21,300	1,145,727
		1,787,031
TOTAL ENERGY		4,481,431
FINANCIALS - 13.6%
Capital Markets - 1.4%
TD Ameritrade Holding Corp.	56,750	1,234,880
Commercial Banks - 1.0%
Wells Fargo & Co.	14,100	905,220
Consumer Finance - 3.1%
American Express Co.	49,200	2,650,896
Insurance - 8.1%
American International Group, Inc.	49,900	3,311,364
Aon Corp.	38,800	1,536,868
Prudential Financial, Inc.	19,500	1,502,280
XL Capital Ltd. Class A	9,300	628,215
		6,978,727
TOTAL FINANCIALS		11,769,723
HEALTH CARE - 7.1%
Health Care Equipment & Supplies - 1.7%
Alcon, Inc.	4,600	529,736
ResMed, Inc. (a)	23,900	970,101
		1,499,837
Health Care Providers & Services - 5.4%
Henry Schein, Inc. (a)	49,000	2,285,850
UnitedHealth Group, Inc.	40,400	2,352,492
		4,638,342
TOTAL HEALTH CARE		6,138,179
INDUSTRIALS - 10.8%
Aerospace & Defense - 0.5%
Rockwell Collins, Inc.	8,300	441,145
Airlines - 1.6%
Ryanair Holdings PLC sponsored ADR (a)	25,200	1,337,868
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 2.2%
Monster Worldwide, Inc. (a)	25,800	$1,263,168
Team, Inc. (a)	22,000	651,200
		1,914,368
Construction & Engineering - 2.4%
Jacobs Engineering Group, Inc. (a)	23,700	2,032,038
Industrial Conglomerates - 2.0%
3M Co.	24,000	1,766,160
Machinery - 1.4%
Danaher Corp.	20,200	1,223,716
Trading Companies & Distributors - 0.7%
WESCO International, Inc. (a)	11,200	641,984
TOTAL INDUSTRIALS		9,357,279
INFORMATION TECHNOLOGY - 33.9%
Communications Equipment - 2.9%
Nice Systems Ltd. sponsored ADR (a)	12,600	655,956
QUALCOMM, Inc.	39,100	1,845,911
		2,501,867
Computers & Peripherals - 3.5%
Intermec, Inc. (a)	15,100	463,268
Seagate Technology	95,600	2,540,092
		3,003,360
Electronic Equipment & Instruments - 1.4%
Agilent Technologies, Inc. (a)	34,600	1,245,600
Internet Software & Services - 7.9%
eBay, Inc. (a)	22,800	913,368
Google, Inc. Class A (sub. vtg.) (a)	10,000	3,626,200
VeriSign, Inc. (a)	53,800	1,272,908
Yahoo!, Inc. (a)	31,400	1,006,684
		6,819,160
IT Services - 6.1%
First Data Corp.	30,500	1,376,465
Infosys Technologies Ltd.	44,324	2,832,081
Paychex, Inc.	27,800	1,113,390
		5,321,936
Semiconductors & Semiconductor Equipment - 5.1%
ASML Holding NV (NY Shares) (a)	18,700	386,716
Maxim Integrated Products, Inc.	31,900	1,246,971
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MEMC Electronic Materials, Inc. (a)	45,200	$1,513,748
Q-Cells AG	6,000	609,473
SiRF Technology Holdings, Inc. (a)	17,000	636,310
		4,393,218
Software - 7.0%
Microsoft Corp.	176,100	4,737,089
NAVTEQ Corp. (a)	27,900	1,292,049
		6,029,138
TOTAL INFORMATION TECHNOLOGY		29,314,279
MATERIALS - 5.8%
Chemicals - 1.3%
Monsanto Co.	13,900	1,165,932
Metals & Mining - 4.5%
Allegheny Technologies, Inc.	18,300	924,333
Carpenter Technology Corp.	22,000	1,838,980
Mittal Steel Co. NV Class A (NY Shares) (d)	33,200	1,099,584
		3,862,897
TOTAL MATERIALS		5,028,829
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	26,300	837,129
TOTAL COMMON STOCKS (Cost $65,618,684)		80,847,235
Money Market Funds - 7.8%
	Shares	Value
Fidelity Cash Central Fund, 4.57% (b)	5,931,854	$5,931,854
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	856,250	856,250
TOTAL MONEY MARKET FUNDS (Cost $6,788,104)		6,788,104
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $72,406,788)		87,635,339
NET OTHER ASSETS - (1.2)%		(1,060,801)
NET ASSETS - 100%		$86,574,538
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$52,226
Fidelity Securities Lending Cash Central Fund	1,476
Total	$53,702
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $72,476,963. Net unrealized appreciation aggregated $15,158,376, of which $16,130,985 related to appreciated investment securities and $972,609 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Growth &
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2006

n

AGAI-QTLY-0406

1.797925.102

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.0%
Hotels, Restaurants & Leisure - 1.4%
Ctrip.com International Ltd. sponsored ADR	20,000	$1,551
Kerzner International Ltd. (a)	41,000	2,759
Marriott International, Inc. Class A	18,100	1,238
Morgans Hotel Group Co.	95,300	1,858
Sonic Corp. (a)	177,600	5,614
Starbucks Corp. (a)	186,500	6,774
Wynn Resorts Ltd. (a)	35,694	2,372
		22,166
Household Durables - 0.5%
Sharp Corp.	429,000	7,564
Media - 1.7%
Clear Channel Communications, Inc.	87,400	2,473
E.W. Scripps Co. Class A	179,900	8,650
Lamar Advertising Co. Class A (a)	76,500	3,903
The Walt Disney Co.	147,600	4,131
Time Warner, Inc.	179,900	3,114
Univision Communications, Inc. Class A (a)	123,500	4,131
		26,402
Multiline Retail - 1.7%
JCPenney Co., Inc.	82,200	4,820
Kohl's Corp. (a)	102,900	4,951
Target Corp.	313,000	17,027
		26,798
Specialty Retail - 3.7%
Bed Bath & Beyond, Inc. (a)	127,500	4,595
Best Buy Co., Inc.	200,200	10,783
Chico's FAS, Inc. (a)	10,100	475
Esprit Holdings Ltd.	282,500	2,172
Home Depot, Inc.	262,000	11,043
Lowe's Companies, Inc.	101,100	6,893
PETsMART, Inc.	164,500	4,270
Staples, Inc.	397,698	9,760
Tiffany & Co., Inc.	128,500	4,771
TJX Companies, Inc.	127,300	3,118
		57,880
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.0%
Liz Claiborne, Inc.	2,000	$72
TOTAL CONSUMER DISCRETIONARY		140,882
CONSUMER STAPLES - 5.4%
Beverages - 0.9%
PepsiCo, Inc.	241,800	14,293
Food & Staples Retailing - 1.0%
CVS Corp.	340,300	9,641
Safeway, Inc.	82,200	1,998
Sysco Corp.	135,400	4,074
		15,713
Food Products - 0.8%
Nestle SA sponsored ADR	162,800	11,998
Household Products - 1.5%
Colgate-Palmolive Co.	353,000	19,231
Procter & Gamble Co.	65,700	3,937
		23,168
Tobacco - 1.2%
Altria Group, Inc.	267,900	19,262
TOTAL CONSUMER STAPLES		84,434
ENERGY - 8.8%
Energy Equipment & Services - 4.2%
Cooper Cameron Corp. (a)	290,800	11,777
ENSCO International, Inc.	129,900	5,805
Halliburton Co.	282,800	19,230
Schlumberger Ltd. (NY Shares)	190,400	21,896
Smith International, Inc.	118,900	4,605
Weatherford International Ltd. (a)	82,700	3,566
		66,879
Oil, Gas & Consumable Fuels - 4.6%
ConocoPhillips	320,900	19,562
Exxon Mobil Corp.	631,000	37,462
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.	151,000	$7,289
Valero Energy Corp.	148,000	7,961
		72,274
TOTAL ENERGY		139,153
FINANCIALS - 19.8%
Capital Markets - 3.8%
Ameriprise Financial, Inc.	138,200	6,285
Charles Schwab Corp.	276,400	4,480
Franklin Resources, Inc.	37,100	3,809
Goldman Sachs Group, Inc.	66,100	9,339
Investors Financial Services Corp.	119,600	5,395
Merrill Lynch & Co., Inc.	105,400	8,138
Nomura Holdings, Inc. sponsored ADR	263,400	5,081
State Street Corp.	222,200	13,883
TD Ameritrade Holding Corp.	125,000	2,720
		59,130
Commercial Banks - 5.0%
Bank of America Corp.	564,200	25,869
Mitsui Trust Holdings, Inc.	125,000	1,829
Mizuho Financial Group, Inc.	89	710
Nishi-Nippon City Bank Ltd.	205,000	1,048
Standard Chartered PLC (United Kingdom)	256,200	6,696
Sumitomo Mitsui Financial Group, Inc.	324	3,533
Wachovia Corp.	369,900	20,740
Wells Fargo & Co.	291,400	18,708
		79,133
Consumer Finance - 1.1%
American Express Co.	192,500	10,372
Capital One Financial Corp.	74,500	6,526
		16,898
Diversified Financial Services - 0.3%
Citigroup, Inc.	60,300	2,796
NETeller PLC (a)	145,700	1,922
		4,718
Insurance - 6.8%
AFLAC, Inc.	56,500	2,613
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	720,430	$47,808
Endurance Specialty Holdings Ltd.	66,400	2,092
Everest Re Group Ltd.	67,800	6,715
Fidelity National Financial, Inc.	195,300	7,375
Fidelity National Title Group, Inc. Class A	72,000	1,706
Hartford Financial Services Group, Inc.	160,300	13,206
National Financial Partners Corp.	90,300	5,314
PartnerRe Ltd.	27,100	1,643
Prudential Financial, Inc.	110,800	8,536
PXRE Group Ltd.	241,000	819
W.R. Berkley Corp.	92,300	5,343
XL Capital Ltd. Class A	57,100	3,857
		107,027
Real Estate - 0.4%
Equity Residential (SBI)	123,400	5,588
Vornado Realty Trust	16,300	1,451
		7,039
Thrifts & Mortgage Finance - 2.4%
Countrywide Financial Corp.	121,800	4,200
Freddie Mac	212,800	14,341
Golden West Financial Corp., Delaware	160,400	11,393
Hudson City Bancorp, Inc.	421,500	5,442
Washington Mutual, Inc.	69,300	2,959
		38,335
TOTAL FINANCIALS		312,280
HEALTH CARE - 16.3%
Biotechnology - 3.6%
Affymetrix, Inc. (a)	237,300	8,427
Alexion Pharmaceuticals, Inc. (a)	12,440	467
Amgen, Inc. (a)	146,200	11,037
Biogen Idec, Inc. (a)	46,600	2,202
Cephalon, Inc. (a)	55,900	4,443
Charles River Laboratories International, Inc. (a)	97,300	4,704
Genentech, Inc. (a)	500	43
Gilead Sciences, Inc. (a)	84,900	5,287
Invitrogen Corp. (a)	140,600	9,973
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
MedImmune, Inc. (a)	61,700	$2,251
PDL BioPharma, Inc. (a)	244,200	7,646
		56,480
Health Care Equipment & Supplies - 2.4%
Alcon, Inc.	36,500	4,203
Baxter International, Inc.	228,200	8,637
Becton, Dickinson & Co.	140,800	8,990
Boston Scientific Corp. (a)	38,600	943
Cooper Companies, Inc.	81,400	4,271
DJ Orthopedics, Inc. (a)	39,500	1,378
Millipore Corp. (a)	10,800	749
St. Jude Medical, Inc. (a)	78,200	3,566
Waters Corp. (a)	75,500	3,226
Zimmer Holdings, Inc. (a)	26,200	1,813
		37,776
Health Care Providers & Services - 4.0%
Aetna, Inc.	218,600	11,149
American Retirement Corp. (a)	60,900	1,639
Brookdale Senior Living, Inc.	18,300	606
Cardinal Health, Inc.	76,900	5,583
Emdeon Corp. (a)	181,900	1,917
Healthways, Inc. (a)	30,800	1,341
Henry Schein, Inc. (a)	136,700	6,377
I-trax, Inc. (a)(d)	244,900	823
IMS Health, Inc.	100,000	2,410
UnitedHealth Group, Inc.	529,900	30,856
		62,701
Pharmaceuticals - 6.3%
Johnson & Johnson	592,200	34,140
Merck & Co., Inc.	84,600	2,949
Novartis AG sponsored ADR (d)	113,900	6,065
Pfizer, Inc.	803,700	21,049
Roche Holding AG (participation certificate) (d)	61,757	9,127
Sepracor, Inc. (a)	40,000	2,292
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	117,300	$4,925
Wyeth	384,100	19,128
		99,675
TOTAL HEALTH CARE		256,632
INDUSTRIALS - 13.7%
Aerospace & Defense - 3.7%
Aviall, Inc. (a)	289,300	11,037
EDO Corp.	132,800	3,868
Honeywell International, Inc.	371,100	15,197
The Boeing Co.	61,600	4,478
United Technologies Corp.	414,800	24,266
		58,846
Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	46,160	3,591
FedEx Corp.	131,400	14,091
		17,682
Airlines - 0.3%
Southwest Airlines Co.	201,000	3,371
UAL Corp. (a)	19,900	706
		4,077
Commercial Services & Supplies - 0.3%
Aramark Corp. Class B	92,500	2,633
Robert Half International, Inc.	42,000	1,509
		4,142
Construction & Engineering - 0.8%
McDermott International, Inc. (a)	237,000	12,217
Electrical Equipment - 0.1%
Evergreen Solar, Inc. (a)	50,000	780
Suntech Power Holdings Co. Ltd. sponsored ADR	29,500	1,108
		1,888
Industrial Conglomerates - 4.4%
3M Co.	41,000	3,017
General Electric Co.	1,968,200	64,695
Tyco International Ltd.	92,900	2,396
		70,108
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 1.5%
Danaher Corp.	122,800	$7,439
Deere & Co.	137,100	10,457
Pentair, Inc.	130,400	5,236
		23,132
Road & Rail - 1.5%
Laidlaw International, Inc.	166,100	4,584
Landstar System, Inc.	47,000	2,190
Norfolk Southern Corp.	318,700	16,311
		23,085
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	6,900	199
TOTAL INDUSTRIALS		215,376
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 4.9%
Alcatel SA sponsored ADR (a)	282,500	3,814
Cisco Systems, Inc. (a)	936,800	18,961
Comverse Technology, Inc. (a)	79,235	2,279
Corning, Inc. (a)	690,700	16,860
Juniper Networks, Inc. (a)	228,200	4,197
Lucent Technologies, Inc. (a)	1,320,200	3,697
Motorola, Inc.	305,300	6,533
Nortel Networks Corp. (a)	1,169,800	3,346
QUALCOMM, Inc.	258,700	12,213
Research In Motion Ltd. (a)	82,100	5,811
		77,711
Computers & Peripherals - 2.3%
Apple Computer, Inc. (a)	104,700	7,176
Dell, Inc. (a)	89,200	2,587
EMC Corp. (a)	1,074,100	15,059
Hewlett-Packard Co.	72,300	2,372
NEC Corp. sponsored ADR	101,100	625
Seagate Technology	152,600	4,055
Sun Microsystems, Inc. (a)	856,200	3,570
		35,444
Electronic Equipment & Instruments - 0.7%
Agilent Technologies, Inc. (a)	299,353	10,777
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.5%
eBay, Inc. (a)	64,600	$2,588
Google, Inc. Class A (sub. vtg.) (a)	35,200	12,764
Homestore, Inc. (a)	70,000	435
Yahoo!, Inc. (a)	263,400	8,445
		24,232
IT Services - 0.9%
First Data Corp.	181,400	8,187
Paychex, Inc.	169,100	6,772
		14,959
Semiconductors & Semiconductor Equipment - 2.6%
Altera Corp. (a)	232,400	4,657
Analog Devices, Inc.	101,500	3,871
Applied Materials, Inc.	549,882	10,085
ASML Holding NV (NY Shares) (a)	2,000	41
Entegris, Inc. (a)	100,500	1,051
Freescale Semiconductor, Inc. Class A (a)	203,200	5,464
Intel Corp.	28,600	589
Lam Research Corp. (a)	47,800	2,060
Microchip Technology, Inc.	91,600	3,224
National Semiconductor Corp.	255,500	7,167
Teradyne, Inc. (a)	147,800	2,482
		40,691
Software - 5.8%
Adobe Systems, Inc.	28,600	1,105
BEA Systems, Inc. (a)	267,300	3,066
Cognos, Inc. (a)	102,000	3,921
FileNET Corp. (a)	1,100	28
Microsoft Corp.	2,871,800	77,249
Oracle Corp. (a)	152,000	1,888
Symantec Corp. (a)	201,100	3,397
		90,654
TOTAL INFORMATION TECHNOLOGY		294,468
MATERIALS - 3.2%
Chemicals - 2.1%
Ashland, Inc.	164,700	10,750
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	96,790	$8,119
Praxair, Inc.	247,800	13,376
		32,245
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	162,800	3,051
Smurfit-Stone Container Corp. (a)	236,500	3,103
		6,154
Metals & Mining - 0.7%
Alcoa, Inc.	220,800	6,474
Newmont Mining Corp.	97,700	5,170
		11,644
TOTAL MATERIALS		50,043
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	592,700	16,353
Qwest Communications International, Inc. (a)	786,500	4,971
Verizon Communications, Inc.	116,200	3,916
		25,240
Wireless Telecommunication Services - 0.7%
Nextel Partners, Inc. Class A (a)	176,400	4,950
Sprint Nextel Corp.	250,782	6,026
		10,976
TOTAL TELECOMMUNICATION SERVICES		36,216
UTILITIES - 0.9%
Independent Power Producers & Energy Traders - 0.4%
TXU Corp.	131,600	6,895
Multi-Utilities - 0.5%
Public Service Enterprise Group, Inc.	108,800	7,550
TOTAL UTILITIES		14,445
TOTAL COMMON STOCKS (Cost $1,446,031)		1,543,929
Money Market Funds - 3.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.57% (b)	31,655,490	$31,655
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	15,832,250	15,832
TOTAL MONEY MARKET FUNDS (Cost $47,487)		47,487
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,493,518)		1,591,416
NET OTHER ASSETS - (1.1)%		(16,678)
NET ASSETS - 100%		$1,574,738
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$409
Fidelity Securities Lending Cash Central Fund	6
Total	$415
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $1,497,442,000. Net unrealized appreciation aggregated $93,974,000, of which $125,577,000 related to appreciated investment securities and $31,603,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Growth
Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2006

GO-QTLY-0406

1.797926.102

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.8%
Diversified Consumer Services - 0.0%
Apollo Group, Inc. Class A (a)	43,000	$2,123
Hotels, Restaurants & Leisure - 2.5%
Carnival Corp. unit	64,100	3,311
Harrah's Entertainment, Inc.	64,400	4,632
Las Vegas Sands Corp. (a)	622,000	33,184
MGM MIRAGE (a)	253,600	9,376
Starwood Hotels & Resorts Worldwide, Inc. unit	173,000	10,986
Wynn Resorts Ltd. (a)(d)	377,200	25,065
		86,554
Household Durables - 9.3%
Beazer Homes USA, Inc.	85,400	5,419
D.R. Horton, Inc.	2,861,189	97,595
Garmin Ltd. (d)	42,700	2,939
Harman International Industries, Inc.	150,600	16,619
KB Home	1,813,600	121,566
Lennar Corp. Class A	85,700	5,130
Pulte Homes, Inc.	741,100	28,466
Ryland Group, Inc.	384,400	26,812
Toll Brothers, Inc. (a)	667,200	21,591
		326,137
Internet & Catalog Retail - 0.4%
Blue Nile, Inc. (a)	247,300	8,252
Coldwater Creek, Inc. (a)	170,800	3,838
Expedia, Inc. (a)	8,600	163
Overstock.com, Inc. (a)(d)	42,800	963
Submarino SA	17,100	414
		13,630
Media - 4.6%
Central European Media Enterprises Ltd. Class A (a)	21,500	1,239
Getty Images, Inc. (a)	45,500	3,687
Omnicom Group, Inc.	277,400	22,142
The Walt Disney Co.	3,243,000	90,772
Time Warner, Inc.	205,600	3,559
Univision Communications, Inc. Class A (a)	1,089,000	36,427
XM Satellite Radio Holdings, Inc. Class A (a)	200,500	4,429
		162,255
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.4%
Nordstrom, Inc.	171,900	$6,532
Sears Holdings Corp. (a)	74,100	8,925
		15,457
Specialty Retail - 4.4%
Best Buy Co., Inc.	875,600	47,160
Chico's FAS, Inc. (a)	582,100	27,388
Circuit City Stores, Inc.	1,409,500	33,870
Gamestop Corp. Class B (a)	128,400	4,688
Home Depot, Inc.	111,350	4,693
Lowe's Companies, Inc.	59,900	4,084
New York & Co., Inc. (a)	170,800	2,881
Staples, Inc.	316,954	7,778
Urban Outfitters, Inc. (a)	523,000	14,696
Zumiez, Inc.	128,377	6,821
		154,059
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc. (a)	172,000	6,144
Under Armour, Inc. Class A	3,400	96
		6,240
TOTAL CONSUMER DISCRETIONARY		766,455
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.0%
Wal-Mart Stores, Inc.	7,390	335
Whole Foods Market, Inc.	4,234	270
		605
Tobacco - 0.6%
Altria Group, Inc.	279,380	20,087
TOTAL CONSUMER STAPLES		20,692
ENERGY - 7.5%
Energy Equipment & Services - 4.9%
Baker Hughes, Inc.	397,300	27,004
BJ Services Co.	591,800	18,529
GlobalSantaFe Corp.	86,000	4,759
Grant Prideco, Inc. (a)	85,800	3,472
Halliburton Co.	980,100	66,647
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc. (a)	174,600	$10,630
Schlumberger Ltd. (NY Shares)	198,200	22,793
Transocean, Inc. (a)	256,000	18,990
		172,824
Oil, Gas & Consumable Fuels - 2.6%
Amerada Hess Corp.	17,200	2,379
Anadarko Petroleum Corp.	43,000	4,264
Apache Corp.	86,100	5,762
Burlington Resources, Inc.	34,100	3,075
ConocoPhillips	128,400	7,827
EnCana Corp.	64,000	2,648
Exxon Mobil Corp.	421,500	25,024
Massey Energy Co.	170,800	6,354
Plains Exploration & Production Co. (a)	172,200	7,017
Valero Energy Corp.	499,700	26,879
		91,229
TOTAL ENERGY		264,053
FINANCIALS - 7.9%
Capital Markets - 3.1%
Charles Schwab Corp.	115,100	1,866
E*TRADE Financial Corp. (a)	590,800	15,113
Goldman Sachs Group, Inc.	65,500	9,254
Lazard Ltd. Class A	303,800	11,690
Legg Mason, Inc.	21,400	2,795
Merrill Lynch & Co., Inc.	508,600	39,269
optionsXpress Holdings, Inc.	85,600	2,635
TD Ameritrade Holding Corp.	985,790	21,451
Thomas Weisel Partners Group, Inc.	5,900	126
UBS AG (NY Shares)	37,400	3,973
		108,172
Commercial Banks - 0.9%
Bank of America Corp.	237,800	10,903
ICICI Bank Ltd. sponsored ADR	126,800	3,894
Standard Chartered PLC (United Kingdom)	215,100	5,622
Wachovia Corp.	109,000	6,112
Wells Fargo & Co.	99,700	6,401
		32,932
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.5%
American Express Co.	288,400	$15,539
Diversified Financial Services - 0.9%
IntercontinentalExchange, Inc.	198,150	10,849
NETeller PLC (a)	1,238,052	16,331
The Nasdaq Stock Market, Inc. (a)	128,100	5,189
		32,369
Insurance - 2.5%
ACE Ltd.	499,970	27,863
AFLAC, Inc.	212,400	9,824
American International Group, Inc.	313,428	20,799
Aspen Insurance Holdings Ltd.	303,400	7,042
Axis Capital Holdings Ltd.	137,700	4,263
Genworth Financial, Inc. Class A (non-vtg.)	418,200	13,307
Montpelier Re Holdings Ltd.	260,900	4,498
		87,596
TOTAL FINANCIALS		276,608
HEALTH CARE - 12.6%
Biotechnology - 1.5%
Amgen, Inc. (a)	171,700	12,962
Celgene Corp. (a)	254,600	9,675
Cephalon, Inc. (a)	8,500	676
Exelixis, Inc. (a)	294,728	3,201
Genentech, Inc. (a)	136,000	11,654
Gilead Sciences, Inc. (a)	257,400	16,028
		54,196
Health Care Equipment & Supplies - 2.2%
Alcon, Inc.	84,900	9,777
Becton, Dickinson & Co.	322,500	20,592
Boston Scientific Corp. (a)	170,700	4,168
C.R. Bard, Inc.	298,000	19,516
Foxhollow Technologies, Inc. (a)(d)	482,600	12,818
Intuitive Surgical, Inc. (a)	88,759	8,006
Inverness Medical Innovations, Inc. (a)	85,400	2,262
		77,139
Health Care Providers & Services - 6.0%
Aetna, Inc.	86,000	4,386
Nighthawk Radiology Holdings, Inc.	232,900	5,513
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Omnicare, Inc.	105,700	$6,432
UnitedHealth Group, Inc.	2,958,485	172,273
WebMD Health Corp. Class A	27,300	1,014
WellPoint, Inc. (a)	249,000	19,121
		208,739
Pharmaceuticals - 2.9%
Allergan, Inc.	398,100	43,098
Johnson & Johnson	120,600	6,953
Novartis AG sponsored ADR (d)	107,900	5,746
Pfizer, Inc.	584,068	15,297
Roche Holding AG (participation certificate) (d)	86,097	12,725
Sepracor, Inc. (a)	215,200	12,333
Wyeth	120,700	6,011
		102,163
TOTAL HEALTH CARE		442,237
INDUSTRIALS - 5.1%
Aerospace & Defense - 0.9%
Honeywell International, Inc.	736,400	30,156
Air Freight & Logistics - 0.1%
FedEx Corp.	39,500	4,236
Airlines - 0.1%
AirTran Holdings, Inc. (a)	192,200	3,417
JetBlue Airways Corp. (a)	60,944	695
Republic Airways Holdings, Inc. (a)	39,000	547
		4,659
Commercial Services & Supplies - 0.2%
Robert Half International, Inc.	236,600	8,499
Construction & Engineering - 1.1%
Fluor Corp.	440,500	38,015
Electrical Equipment - 0.3%
ABB Ltd. sponsored ADR (a)	559,300	6,740
Rockwell Automation, Inc.	42,900	2,924
		9,664
Industrial Conglomerates - 1.8%
General Electric Co.	1,902,350	62,530
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	126,800	$9,972
Laidlaw International, Inc.	190,200	5,250
Norfolk Southern Corp.	105,700	5,410
		20,632
TOTAL INDUSTRIALS		178,391
INFORMATION TECHNOLOGY - 40.2%
Communications Equipment - 5.0%
F5 Networks, Inc. (a)	177,000	12,004
Juniper Networks, Inc. (a)	374,850	6,893
Lucent Technologies, Inc. (a)	128,100	359
Motorola, Inc.	411,700	8,810
Nokia Corp. sponsored ADR	1,300,100	24,156
Nortel Networks Corp. (a)	1,268,200	3,627
QUALCOMM, Inc.	1,127,100	53,210
Research In Motion Ltd. (a)	941,700	66,656
		175,715
Computers & Peripherals - 3.2%
Apple Computer, Inc. (a)	1,057,000	72,447
Dell, Inc. (a)	119,400	3,463
EMC Corp. (a)	416,600	5,841
Network Appliance, Inc. (a)	920,700	30,530
Sun Microsystems, Inc. (a)	85,400	356
		112,637
Electronic Equipment & Instruments - 0.1%
Cogent, Inc. (a)	206,300	4,799
Sunpower Corp. Class A	3,300	145
		4,944
Internet Software & Services - 24.4%
aQuantive, Inc. (a)	85,400	2,271
eBay, Inc. (a)	7,113,200	284,955
Google, Inc. Class A (sub. vtg.) (a)	927,900	336,468
NHN Corp. (a)	33,819	9,568
WebSideStory, Inc. (a)	13,000	204
Yahoo! Japan Corp.	21,761	25,580
Yahoo!, Inc. (a)	6,095,700	195,428
		854,474
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.9%
First Data Corp.	1,481,400	$66,856
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)	448,200	17,332
Altera Corp. (a)	430,300	8,623
Analog Devices, Inc.	581,200	22,167
Broadcom Corp. Class A (a)	128,100	5,776
Freescale Semiconductor, Inc. Class B (a)	662,875	17,924
Intel Corp.	81,090	1,670
Linear Technology Corp.	147,100	5,422
Marvell Technology Group Ltd. (a)	302,300	18,507
National Semiconductor Corp.	783,300	21,972
Texas Instruments, Inc.	301,000	8,985
		128,378
Software - 1.9%
Activision, Inc. (a)	1,386,333	17,329
Ansys, Inc. (a)	93,000	4,410
Autodesk, Inc.	248,802	9,367
Microsoft Corp.	239,100	6,432
Salesforce.com, Inc. (a)	97,200	3,387
Symantec Corp. (a)	1,470,981	24,845
		65,770
TOTAL INFORMATION TECHNOLOGY		1,408,774
MATERIALS - 1.0%
Chemicals - 1.0%
Monsanto Co.	90,500	7,591
Praxair, Inc.	504,000	27,206
		34,797
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.1%
NeuStar, Inc. Class A	85,400	2,460
Wireless Telecommunication Services - 3.0%
American Tower Corp. Class A (a)	85,600	2,725
Crown Castle International Corp. (a)	64,200	2,013
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SBA Communications Corp. Class A (a)	85,600	$1,925
Sprint Nextel Corp.	4,120,000	99,004
		105,667
TOTAL TELECOMMUNICATION SERVICES		108,127
UTILITIES - 0.1%
Electric Utilities - 0.1%
Exelon Corp.	45,600	2,604
TOTAL COMMON STOCKS (Cost $3,278,026)		3,502,738
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 4.57% (b)	9,172,563	9,173
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	35,684,275	35,684
TOTAL MONEY MARKET FUNDS (Cost $44,857)		44,857
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $3,322,883)		3,547,595
NET OTHER ASSETS - (1.2)%		(42,862)
NET ASSETS - 100%		$3,504,733
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$305
Fidelity Securities Lending Cash Central Fund	302
Total	$607
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $3,321,290,000. Net unrealized appreciation aggregated $226,305,000, of which $354,060,000 related to appreciated investment securities and $127,755,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Leveraged
Company Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2006

ALSF-QTLY-0406

1.797936.102

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.8%
Tenneco, Inc. (a)	353,300	$8,002,245
TRW Automotive Holdings Corp. (a)	47,700	1,221,120
		9,223,365
Diversified Consumer Services - 3.2%
Carriage Services, Inc. Class A (a)	36,900	183,024
Coinmach Service Corp. Class A	192,600	1,806,588
Service Corp. International (SCI)	4,089,500	32,511,525
		34,501,137
Hotels, Restaurants & Leisure - 2.2%
Alliance Gaming Corp. (a)	104,000	1,539,200
Centerplate, Inc. unit	30,815	399,979
Friendly Ice Cream Corp. (a)	41,076	399,259
Pinnacle Entertainment, Inc. (a)	277,600	7,786,680
Six Flags, Inc. (a)(f)	1,097,600	11,579,680
Sunterra Corp. (a)	127,028	1,905,420
		23,610,218
Household Durables - 0.4%
Jarden Corp. (a)	145,200	4,354,548
Internet & Catalog Retail - 0.1%
Audible, Inc. (a)(f)	150,000	1,519,500
Media - 1.3%
Cablevision Systems Corp. - NY Group Class A (a)	19,900	522,375
Charter Communications, Inc. Class A (a)	1,845,500	2,122,325
Emmis Communications Corp. Class A (a)	2,653	43,430
Gray Television, Inc.	103,900	874,838
Liberty Global, Inc.:
Class A	2,264	45,982
Class C (a)	2,264	43,922
LodgeNet Entertainment Corp. (a)	11,800	168,032
Nexstar Broadcasting Group, Inc. Class A (a)(g)	819,700	3,325,523
NTL, Inc. (a)	49,322	3,247,854
Regal Entertainment Group Class A	100	1,902
Telewest Global, Inc. (a)	48,783	1,163,475
The DIRECTV Group, Inc. (a)	58,150	916,444
The Reader's Digest Association, Inc. (non-vtg.)	95,700	1,453,683
Triple Crown Media, Inc. (a)	10,390	69,613
		13,999,398
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.1%
Gap, Inc.	87,400	$1,620,396
TOTAL CONSUMER DISCRETIONARY		88,828,562
CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 1.8%
Albertsons, Inc.	353,700	8,998,128
Koninklijke Ahold NV sponsored ADR (a)	343,000	2,802,310
Kroger Co. (a)	286,100	5,733,444
Pathmark Stores, Inc. (a)	63,840	642,230
Safeway, Inc.	51,600	1,254,396
		19,430,508
Food Products - 0.4%
Corn Products International, Inc.	65,830	1,774,777
Kellogg Co.	15,100	669,081
Smithfield Foods, Inc. (a)	102,900	2,719,647
		5,163,505
Personal Products - 0.1%
Revlon, Inc.:
rights 3/20/06 (a)	258,025	15,482
Class A (sub. vtg.) (a)	258,025	872,125
		887,607
TOTAL CONSUMER STAPLES		25,481,620
ENERGY - 26.7%
Energy Equipment & Services - 4.8%
Grant Prideco, Inc. (a)	120,300	4,868,541
Grey Wolf, Inc. (a)	1,636,361	11,356,345
Hanover Compressor Co. (a)	38,500	588,280
Hercules Offshore, Inc.	7,300	221,920
Nabors Industries Ltd. (a)	89,300	5,889,335
Noble Corp.	29,500	2,180,345
Petroleum Geo-Services ASA sponsored ADR (a)	87,948	3,473,946
Pride International, Inc. (a)	237,900	7,367,763
Rowan Companies, Inc.	108,000	4,347,000
Universal Compression Holdings, Inc. (a)	279,000	12,206,250
		52,499,725
Oil, Gas & Consumable Fuels - 21.9%
Alpha Natural Resources, Inc.	203,250	4,343,453
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Burlington Resources, Inc.	77,300	$6,970,914
Canadian Natural Resources Ltd.	100,000	5,464,947
Chesapeake Energy Corp.	801,400	23,793,566
Comstock Resources, Inc. (a)	25,300	710,930
El Paso Corp.	712,400	9,318,192
Forest Oil Corp. (a)	527,800	26,205,270
Frontier Oil Corp.	190,000	8,787,500
Frontline Ltd. (f)	14,700	564,253
Frontline Ltd. (NY Shares)	319,800	12,318,696
General Maritime Corp.	912,400	33,421,212
Houston Exploration Co. (a)	44,700	2,585,448
KCS Energy, Inc. (a)	120,100	2,834,360
Nexen, Inc.	163,400	8,545,727
Occidental Petroleum Corp.	41,328	3,783,165
OMI Corp.	879,400	15,389,500
Overseas Shipholding Group, Inc.	95,400	4,824,378
Petrohawk Energy Corp. (a)	74,263	937,942
Range Resources Corp.	615,300	14,724,129
Ship Finance International Ltd.:
(Norway)	1,470	26,361
(NY Shares)	46,931	859,307
Teekay Shipping Corp.	882,700	34,337,027
Valero Energy Corp.	304,400	16,373,676
Williams Companies, Inc.	110,700	2,387,799
		239,507,752
TOTAL ENERGY		292,007,477
FINANCIALS - 1.1%
Capital Markets - 0.5%
Merrill Lynch & Co., Inc.	69,500	5,366,095
Commercial Banks - 0.2%
PNC Financial Services Group, Inc.	38,500	2,708,475
Insurance - 0.3%
American Financial Group, Inc., Ohio	87,000	3,601,800
Real Estate - 0.0%
Equity Office Properties Trust	500	15,725
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Capital Crossing Bank (a)	21,000	$673,890
TOTAL FINANCIALS		12,365,985
HEALTH CARE - 5.5%
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	69,900	2,645,715
Beckman Coulter, Inc.	150,900	8,141,055
		10,786,770
Health Care Providers & Services - 4.5%
DaVita, Inc. (a)	390,300	22,789,617
Emergency Medical Services Corp. Class A	64,600	867,578
Owens & Minor, Inc.	212,800	6,786,192
ResCare, Inc. (a)	405,367	7,414,162
Rural/Metro Corp. (a)	336,738	2,902,682
VCA Antech, Inc. (a)	300,000	8,385,000
		49,145,231
TOTAL HEALTH CARE		59,932,001
INDUSTRIALS - 9.6%
Air Freight & Logistics - 0.2%
Park-Ohio Holdings Corp. (a)	114,577	2,374,035
Airlines - 1.8%
AirTran Holdings, Inc. (a)	138,500	2,462,530
AMR Corp. (a)	376,270	9,444,377
UAL Corp. (a)	200,000	7,094,000
US Airways Group, Inc. (a)	23,760	786,218
		19,787,125
Building Products - 2.2%
American Standard Companies, Inc.	271,600	10,749,928
Lennox International, Inc.	197,100	6,336,765
Masco Corp.	180,900	5,642,271
Royal Group Technologies Ltd. (sub. vtg.) (a)	69,900	695,216
		23,424,180
Commercial Services & Supplies - 3.4%
Allied Waste Industries, Inc. (a)	899,700	9,635,787
Cenveo, Inc. (a)	524,300	7,387,387
Clean Harbors, Inc. (a)	209,300	6,902,714
Global Cash Access Holdings, Inc.	61,600	1,041,040
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Republic Services, Inc.	103,500	$4,023,045
Waste Management, Inc.	248,100	8,251,806
		37,241,779
Construction & Engineering - 0.0%
Integrated Electrical Services, Inc. (a)(f)	399,600	385,614
Industrial Conglomerates - 0.4%
Tyco International Ltd.	161,700	4,170,243
Machinery - 0.6%
FreightCar America, Inc.	41,982	2,959,731
Navistar International Corp. (a)	29,100	854,085
SPX Corp.	19,800	975,150
Terex Corp. (a)	17,800	1,408,870
Thermadyne Holdings Corp. (a)	5,100	81,090
Timken Co.	7,200	206,496
		6,485,422
Marine - 0.0%
American Commercial Lines, Inc.	1,700	64,600
Golden Ocean Group Ltd. (a)	232,800	123,861
		188,461
Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	121,200	9,531,168
Kansas City Southern (a)	50,500	1,170,085
		10,701,253
Trading Companies & Distributors - 0.0%
H&E Equipment Services, Inc.	3,100	77,779
TOTAL INDUSTRIALS		104,835,891
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.1%
CIENA Corp. (a)	66,300	266,526
Lucent Technologies, Inc. (a)	780,300	2,184,840
Motorola, Inc.	427,000	9,137,800
		11,589,166
Computers & Peripherals - 1.6%
Maxtor Corp. (a)	500,000	4,800,000
McDATA Corp. Class A (a)	408,900	1,807,338
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	340,200	$9,039,114
Sun Microsystems, Inc. (a)	493,300	2,057,061
		17,703,513
Electronic Equipment & Instruments - 2.8%
Benchmark Electronics, Inc. (a)	100,000	3,522,000
Celestica, Inc. (sub. vtg.) (a)	934,400	10,132,296
DDi Corp. (a)	23,329	173,565
Merix Corp. (a)	360,100	3,485,768
Sanmina-SCI Corp. (a)	380,900	1,470,274
SMTC Corp. (a)	343,580	663,109
Solectron Corp. (a)	1,048,400	3,784,724
Viasystems Group, Inc. (a)	213,790	1,817,215
Viasystems Group, Inc. (a)(i)	47,440	403,240
Vishay Intertechnology, Inc. (a)	327,800	4,759,656
		30,211,847
Semiconductors & Semiconductor Equipment - 11.1%
AMIS Holdings, Inc. (a)	1,006,176	8,673,237
Amkor Technology, Inc. (a)(f)	3,327,514	29,548,324
Atmel Corp. (a)	3,867,100	17,595,305
Cypress Semiconductor Corp. (a)(f)	1,041,200	18,491,712
Fairchild Semiconductor International, Inc. (a)	171,200	2,975,456
Freescale Semiconductor, Inc.:
Class A (a)	390,600	10,503,234
Class B (a)	6,671	180,384
ON Semiconductor Corp. (a)	3,511,500	23,140,785
Skyworks Solutions, Inc. (a)	215,153	1,131,705
STATS ChipPAC Ltd. sponsored ADR (a)(f)	1,133,200	7,989,060
Texas Instruments, Inc.	60,100	1,793,985
		122,023,187
Software - 1.7%
BEA Systems, Inc. (a)	764,800	8,772,256
Cognos, Inc. (a)	169,200	6,503,511
Sybase, Inc. (a)	145,800	3,109,914
		18,385,681
TOTAL INFORMATION TECHNOLOGY		199,913,394
Common Stocks - continued
	Shares	Value
MATERIALS - 9.9%
Chemicals - 4.2%
Albemarle Corp.	80,200	$3,404,490
Arch Chemicals, Inc.	117,658	3,320,309
Celanese Corp. Class A	891,100	19,069,540
Chemtura Corp.	949,332	10,518,594
Methanex Corp.	94,600	1,878,428
NOVA Chemicals Corp.	73,900	2,407,287
Rhodia SA sponsored ADR	933,600	2,408,688
Texas Petrochemicals, Inc. (a)	158,000	3,436,500
		46,443,836
Construction Materials - 0.3%
Texas Industries, Inc.	53,000	3,214,980
Containers & Packaging - 2.6%
Owens-Illinois, Inc. (a)	171,000	3,204,540
Packaging Corp. of America	22,170	505,698
Pactiv Corp. (a)	394,300	9,041,299
Sealed Air Corp.	11,400	648,432
Smurfit-Stone Container Corp. (a)	845,215	11,089,221
Temple-Inland, Inc.	83,400	3,558,678
		28,047,868
Metals & Mining - 0.6%
Allegheny Technologies, Inc.	60,700	3,065,957
Chaparral Steel Co. (a)	53,000	2,427,930
Freeport-McMoRan Copper & Gold, Inc. Class B	22,570	1,142,719
Haynes International, Inc. (a)	1,234	36,095
Oregon Steel Mills, Inc. (a)	1,600	60,608
		6,733,309
Paper & Forest Products - 2.2%
Aracruz Celulose SA (PN-B) sponsored ADR	80,100	3,936,915
International Paper Co.	302,400	9,909,648
Weyerhaeuser Co.	154,000	10,516,660
		24,363,223
TOTAL MATERIALS		108,803,216
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 2.5%
General Communications, Inc. Class A (a)	112,400	1,264,500
McLeodUSA, Inc. (a)	149,007	1,043,049
New Skies Satellites Holdings Ltd.	54,900	1,210,545
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc. (a)	3,694,000	$23,346,080
XO Communications, Inc. (a)	7,300	16,644
		26,880,818
Wireless Telecommunication Services - 2.9%
ALLTEL Corp.	42,051	2,655,521
Centennial Communications Corp. Class A	325,900	2,473,581
Dobson Communications Corp. Class A (a)	266,700	1,930,908
Rogers Communications, Inc. Class B (non-vtg.)	70,588	2,826,884
Sprint Nextel Corp.	907,212	21,800,304
		31,687,198
TOTAL TELECOMMUNICATION SERVICES		58,568,016
UTILITIES - 4.4%
Electric Utilities - 0.2%
Allegheny Energy, Inc. (a)	65,600	2,345,856
Independent Power Producers & Energy Traders - 3.0%
AES Corp. (a)	1,755,100	30,363,230
Mirant Corp. (a)	81,600	2,007,360
		32,370,590
Multi-Utilities - 1.2%
Aquila, Inc. (a)	88,200	343,980
CMS Energy Corp. (a)	894,700	12,597,376
		12,941,356
TOTAL UTILITIES		47,657,802
TOTAL COMMON STOCKS (Cost $821,560,064)		998,393,964
Nonconvertible Preferred Stocks - 0.0%

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	10	21
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2)		21
Corporate Bonds - 0.8%
	Principal Amount	Value
Convertible Bonds - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
ICO North America, Inc. 7.5% 8/15/09 (i)	$2,180,000	$2,855,800
Nonconvertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.4%
IdleAire Technologies Corp. 0% 12/15/12 unit (e)(h)	6,120,000	4,528,800
Media - 0.1%
Vertis, Inc. 13.5% 12/7/09 (h)	435,000	356,700
TOTAL CONSUMER DISCRETIONARY		4,885,500
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. 8% 12/15/07 (d)(h)	1,510,000	317,100
Northwest Airlines Corp. 10% 2/1/09 (d)	215,000	75,250
Northwest Airlines, Inc.:
8.7% 3/15/07 (d)	350,000	126,875
9.875% 3/15/07 (d)	1,605,000	585,825
		1,105,050
MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp.:
11.125% 9/1/09	90,000	82,800
13% 6/1/10 (d)	470,000	112,800
		195,600
Containers & Packaging - 0.0%
Huntsman Packaging Corp. 13% 6/1/10 (d)	795,000	190,800
TOTAL MATERIALS		386,400
TOTAL NONCONVERTIBLE BONDS		6,376,950
TOTAL CORPORATE BONDS (Cost $9,167,507)		9,232,750
Money Market Funds - 12.3%
	Shares	Value
Fidelity Cash Central Fund, 4.57% (b)	82,622,524	$82,622,524
Fidelity Securities Lending Cash Central Fund, 4.58% (b)(c)	51,753,200	51,753,200
TOTAL MONEY MARKET FUNDS (Cost $134,375,724)		134,375,724
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $965,103,297)		1,142,002,459
NET OTHER ASSETS - (4.4)%		(48,345,095)
NET ASSETS - 100%		$1,093,657,364
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Non-income producing - Issuer is in default.
(e)Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)Security or a portion of the security is on loan at period end.
(g)Affiliated company

(h)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,202,600 or 0.5% of net assets.

(i)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,259,040 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
ICO North America, Inc. 7.5% 8/15/09	8/12/05	$2,180,000
Viasystems Group, Inc.	2/13/04	$954,730
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$642,297
Fidelity Securities Lending Cash Central Fund	148,553
Total	$790,850
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nexstar Broadcasting Group, Inc. Class A	$3,565,695	$-	$-	$-	$3,325,523
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $965,027,930. Net unrealized appreciation aggregated $176,974,529, of which $213,420,874 related to appreciated investment securities and $36,446,345 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	April 17, 2006